                                                     Registration No. 33-41511
                                                             File No. 811-6332
                             SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON, DC 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No.   20                                          [X]
                             --------
                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No.    20                                                        [X]
              --------

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                                 ROCHESTER PORTFOLIO SERIES
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                     (Exact Name of Registrant as Specified in Charter)

                       6803 S. Tucson Way, Centennial, CO 80112-3924
                          (Address of Principal Executive Offices)

                                        800.552.1149
                              (Registrant's Telephone Number)

                                    Robert G. Zack, Esq.
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                                   OppenheimerFunds, Inc.
                 Two World Financial Center, 225 Liberty Street-11th Floor
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                                  New York, NY 100281-1008
                          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X ]  On April 29, 2005 pursuant to paragraph (b)
         --------------
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On ____________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

Limited Term New York Municipal Fund

Prospectus dated April 29, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this
Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Limited Term New York Municipal Fund is a mutual fund. Its goal is to provide a high level of income exempt from federal income tax and New York State and
New York City personal income taxes by investing primarily in a portfolio of investment-grade municipal securities intended to have an average effective maturity of five years or less.

This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.

[logo] OppenheimerFunds, Inc.
The Right Way to Invest

Contents

            About the Fund
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            The  Fund's   Investment   Objective  and   Principal   Investment
Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

      About Your Account
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            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website

            How to Sell Shares
            By Checkwriting
            By Mail
            By Wire
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests primarily in a portfolio of investment-grade municipal debt obligations, and seeks a dollar-weighted average effective portfolio maturity of five years or less.
Under normal market conditions, as a fundamental policy, the Fund invests at least 95% of its net assets in securities issued by:

              What is a Municipal Debt Security? A municipal debt security essentially is a loan by the buyer of the security to the
              issuer of the security. The issuer promises to pay back the principal amount of the loan and normally pays interest exempt from federal personal income taxes.

o     the State of New York and its political subdivisions (cities, towns and counties, for example),
o     agencies, instrumentalities (which are state-chartered corporations)
         and public authorities of the State of New York, and
o     territories, commonwealths and possessions of the United States (for example, Puerto Rico, Guam and the Virgin Islands) that pay interest that is exempt (in the opinion of the legal counsel to the issuer of the security) from federal income tax, and New York State and New
         York City personal income taxes.

      These are referred to as "New York municipal securities" in this
Prospectus. Even though the Fund seeks to limit the dollar-weighted average effective maturity of its portfolio to five years or less, it does buy securities having maturities of more than five years.  The Fund can buy municipal bonds (which are obligations having a maturity of more than one year when issued), municipal notes (short-term obligations) and interests in municipal leases. A substantial percentage of the municipal securities the
Fund buys may be "callable," allowing the issuer of the securities to redeem them before their maturity date.

      Under normal market conditions, at least 95% of the Fund's assets that are invested in New York municipal securities will be invested in investment-grade New York municipal securities. "Investment-grade" bonds are either securities rated in the four highest rating categories of a nationally-recognized rating organization, such as Moody's Investors Service
("Moody's"), Standard & Poor's Ratings Services ("Standard and Poor's"), a
division of The McGraw-Hill Companies, Inc., Fitch, Inc. ("Fitch"), or
unrated securities that the Fund's investment manager, OppenheimerFunds, Inc.
(the "Manager"), believes to be comparable to investment-grade securities rated by a nationally-recognized rating organization. The Fund's criteria for credit quality are further explained below.

      The Fund can invest substantial amounts of its assets in industrial revenue bonds and "private activity" municipal securities that pay interest that is tax-exempt but which may be a "tax-preference item" for investors subject to alternative minimum taxation. To the extent the Fund invests in securities that may pay interest subject to alternative minimum taxation, those securities will be counted towards the Fund's policy regarding minimum investments in New York municipal securities as described above. The Fund does not invest more than 5% of its total assets in industrial revenue bonds of an industrial user with less than three years' operating history if that user is responsible for interest and principal payments. The Fund also can use certain derivative investments to a limited extent to try to increase income. These investments are more fully explained in "About the Fund's
Investments," below.

HOW DOES THE PORTFOLIO MANAGEMENT TEAM DECIDE WHAT SECURITIES TO BUY OR SELL?
In selecting securities for the Fund, the Fund's portfolio management team examines a variety of factors, which may change over time and may vary in particular cases. Currently, the portfolio management team focuses on:
o     Investment-grade securities that offer high income, particularly callable bonds,
o     Securities from a variety of different issuers, for portfolio diversification to help reduce risk of volatility, including unrated bonds and securities of smaller issuers that might be overlooked by other investors and funds,
o     Coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities and the overall portfolio, and
o     Securities with maturities of one to twenty years, so that portions of the portfolio will mature at different times in an effort to reduce share price volatility and reinvestment risk.

       Investments are sold when the Manager believes better prospective risk/return characteristics are possible from other investments.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors who are seeking income exempt from federal income tax and New York State and New York
City personal income taxes by investing in a fund emphasizing investment-grade securities and an intermediate effective average maturity intended to reduce overall portfolio volatility. As a result of these strategies, the Fund's yields may be lower than longer-term municipal bond funds or municipal bond funds that can invest more of their assets in lower-grade investments. The Fund does not seek capital gains or growth.
Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors whose primary goal is capital growth. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.
There also is the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

CREDIT RISK. Municipal securities are subject to credit risk.  Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due.  If an issuer fails to pay interest, the Fund's income might be reduced. If an issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. While typically at least 95% of the Fund's assets that are invested in New York municipal securities are investment-grade New York municipal securities, and the Fund's credit risks are therefore less than those of funds that invest a greater percentage of their assets in securities rated below investment grade, even investment-grade securities are subject to risks of default.

INTEREST RATE RISKS. Municipal securities are debt securities that are subject to changes in value when prevailing interest rates change.  When prevailing interest rates fall, the values of already-issued municipal securities generally rise. When prevailing interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for securities having longer maturities.

      The Fund currently  seeks to limit the average effective maturity of its overall portfolio to not more than five years, to try to reduce the volatility that can occur when interest rates change. However, the Fund does hold individual securities having an effective maturity of more than five years, and their prices may be more volatile when interest rates change.

      Additionally, the Fund can buy variable and floating rate obligations.
When interest rates fall, the yields of these securities decline. Callable bonds the Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing its income.

RISKS OF FOCUSING INVESTMENTS IN NEW YORK MUNICIPAL SECURITIES. Even though the Fund is "diversified" with respect to 75% of its assets (which means that, as to 75% of its assets, it cannot invest more than 5% of its total assets in the securities of any one issuer), the Fund invests primarily in
New York municipal securities. Therefore, the value of its portfolio is vulnerable to changes in economic, regulatory and political conditions in New
York that can affect the prices of these securities or the liquidity of the market for them, as well as the Fund's share prices.

      While the Fund's fundamental policies do not allow it to concentrate its investments (that is, to invest 25% or more of its assets in a single industry), municipal securities are not considered an "industry" under that policy. At times the Fund can have a relatively high portion of its portfolio holdings in particular segments of the municipal securities market, such as general obligation bonds, tobacco settlement revenue, electric utilities or hospital bonds, and therefore will be vulnerable to economic or legislative events that affect issuers in particular segments of the municipal securities market.

      On September 11, 2001, terrorist attacks destroyed the World Trade
Center. Those attacks resulted in substantial loss of life and damage to other buildings in the vicinity. The attacks also resulted in disruption of public transportation and business and displacement of residents in the immediate vicinity of the World Trade Center. Although New York City has been largely reimbursed by the federal government for all of its direct costs and expenses for response and remediation of the World Trade Center site, it is not possible to quantify with any certainty the long-term impact of the
September 11 attack on the city and its economy.

      Having a high percentage of its assets invested in the municipal securities of a single state and its municipal subdivisions could result in fluctuations in the Fund's share prices and income due to economic, regulatory or political problems in New York. The Statement of Additional
Information contains further information concerning special investment considerations for New York municipal securities

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds.  Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the
Master Settlement Agreement ("MSA"). The MSA is an agreement, reached out of court in November 1998 between 46 states and nearly all the U.S. tobacco manufacturers (approximately 99% of the current combined market share of tobacco manufacturers). The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA.

A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as several other factors. The actual amount of future settlement payments, therefore, is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be negatively impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers would cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.
The Statement of Additional Information contains more detailed information about the Fund's investments in tobacco settlement revenue bonds.

BORROWING FOR LEVERAGE. As a fundamental policy, the Fund can borrow from banks in amounts up to 10% of its total assets for emergency purposes or to buy portfolio securities. This use of "leverage" will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share prices more sensitive to interest rate changes.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      The value of the Fund's investments will change over time due to a number of factors. They include changes in general bond market, interest rate movements or the change in value of particular securities because of an event affecting the issuer.

      Because the Fund focuses its investments in New York municipal securities, it will be vulnerable to the effects of economic, regulatory and political events that affect New York State and its municipalities. Those changes can affect the value of the Fund's investments and its prices per share. The Fund is more conservative than some other types of municipal bond funds because of its policies of diversification, its focus on investment-grade securities and its goal of limiting its effective average portfolio maturity. However, the Fund has more credit risks than funds that invest only in insured municipal bonds, U.S. government securities, the highest-rated municipal securities or are more diversified geographically.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of two broad-based market indices and the Consumer
     -
Price Index. The after tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of December 31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart,  and if those  charges  and taxes were  included,  the returns would be less than those shown.

During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a  calendar  quarter  was 3.67% (3  Qtr'02)  and the  lowest return  (not  annualized)  before  taxes for a calendar  quarter was -2.21% (2
Qtr'04).

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Average Annual Total Returns
------------------------------                                         10 Years
for    the    periods    ended                                        (or life of
December 31, 2004                   1 Year            5 Years       class, if less)
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Class  A   Shares   (inception

9/18/91)                             1.10%             4.89%             5.20%
  Return Before Taxes                1.10%             4.89%             5.20%
  Return After Taxes on              2.21%             4.86%             5.17%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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Lehman Brothers Municipal
Bond Index  (reflects no
deduction for fees, expenses
or taxes)                            4.48%             7.20%            7.06%1

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Merrill Lynch  Municipal Index
(3-7   Years)   (reflects   no
deduction  for fees,  expenses

or taxes)                            2.91%             6.26%            5.90%1

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Consumer Price Index                 3.26%             2.49%            2.43%1

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Class  B   Shares   (inception      -0.36%             4.60%             4.53%

5/01/97)
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Class  C   Shares   (inception       3.00%             4.85%             4.33%

5/01/97)
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1.    From 12/31/94.
The Fund's average annual total returns include the applicable sales charge:
for Class A, the current maximum initial sales charge of 3.50%; for Class B, the contingent deferred sales charges of 4% (1-year) and 1% (5-years) and for
Class C, the 1% contingent deferred sales charge for the 1-year period.
Because Class B shares convert to Class A shares 72 months after purchase,
Class B "life of class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion.
The Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds.  The Fund's performance also is compared to that of the Merrill Lynch Municipal Index (3-7 Years), which consists of municipal bonds having remaining maturities of between 3 and 7 years, and the Consumer Price Index, a non-securities index that measures changes in the inflation rate. Performance of the securities indices includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes and includes municipal securities from many states while the Fund invests primarily in New York municipal securities.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2004.

--------------------------------------------------------------
Shareholder Fees (charges paid directly from your
investment):
--------------------------------------------------------------
--------------------------------------------------------------
                            Class A     Class B     Class C
                            Shares      Shares      Shares
--------------------------------------------------------------
--------------------------------------------------------------
Maximum Sales Charge         3.50%       None        None
(Load) on purchases
(as % of offering price)
--------------------------------------------------------------
--------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of
the lower of the             None1        4%2         1%3
original offering price
or redemption proceeds)
--------------------------------------------------------------

-------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
-------------------------------------------------------------
-------------------------------------------------------------
                           Class A    Class B      Class C
                             Shares     Shares     Shares
-------------------------------------------------------------
-------------------------------------------------------------
Management Fees              0.40%      0.40%       0.40%
-------------------------------------------------------------
-------------------------------------------------------------
Distribution and/or          0.25%      1.00%       1.00%
Service (12b-1) Fees
-------------------------------------------------------------
-------------------------------------------------------------

Other Expenses               0.12%      0.15%       0.12%

-------------------------------------------------------------
-------------------------------------------------------------

Total Annual Operating       0.77%      1.55%       1.52%
Expenses

-------------------------------------------------------------

Expenses may vary in future  years.  "Other  Expenses"  include
transfer    agent    fees,    custodial    fees,    accounting,
administrative  and legal  expenses  the Fund pays.  The "Other
Expenses"  in the table are based on among  other  things,  the fees the Fund  would  have paid if the  transfer  agent had not waived a portion of its fees under a voluntary  undertaking  to the Fund to limit  those  fees to 0.35% of  average  daily  net assets per fiscal year for all classes.  That  undertaking  may be  amended or  withdrawn  at any time.  For the Fund's  fiscal year ended  December 31, 2004,  the transfer agent fees did not exceed the expense limitation described above.

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy
   Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 4% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:     1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares                    $426          $588          $764       $1,274

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares                    $659          $793        $1,051      $1,4521

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares                    $256          $484          $835       $1,826

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   If shares are not        1 Year        3 Years       5 Years      10 Years
       redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares                    $426          $588          $764       $1,274

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares                    $159          $493          $851      $1,4521

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares                    $156          $484          $835       $1,826

--------------------------------------------------------------------------------

 In the first example,  expenses  include the initial sales charge for Class A and the applicable Class B and Class C contingent  deferred sales charges. In the second example,  the Class A expenses include the sales charge, but Class
 B and Class C expenses do not include contingent deferred sales charges.
1.  Class B expenses for years 7 through 10 are based on Class A expenses since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based on the
Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by diversifying investments, emphasizing investment-grade securities, seeking to limit the average effective maturity of the portfolio, and carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yields and share prices of the Fund will change daily based on changes in market prices of securities, interest rates and market conditions and in response to other economic events.

Municipal Securities. The Fund buys municipal bonds and notes, interests in municipal leases and other debt obligations. Generally, these are debt obligations issued by the State of New York and its political subdivisions (such as cities, towns and counties). To seek a higher yield, the Fund also can invest in municipal securities other than New
      York municipal securities. Although any interest from those securities generally would be exempt from federal taxation, any such interest may be subject to New York State and New York City personal income tax. The
      Fund does not expect to invest a significant portion of its assets in securities that are not New York municipal securities.

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, specific projects or public facilities. The Fund can invest in municipal securities that are "general obligations," which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Some debt securities, such as zero-coupon securities, do not pay current interest. Other securities may be subject to calls by the issuer (to redeem the debt) or to prepayment prior to their stated maturity.

      The Fund also can buy "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source such as,
      e.g., tobacco revenue settlement bonds. Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference item subject to alternative minimum taxation for investors subject to the alternative minimum tax.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain financing to acquire land, equipment or facilities.  The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses that provide that the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

      If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Some of these obligations may not have an active trading market, which means that the Fund might have difficulty selling its investment at an acceptable price when it wants to. The Fund cannot invest more than 5% of its net assets in unrated or illiquid municipal leases.

Ratings of Municipal Securities the Fund Buys. The Fund primarily buys municipal securities that are "investment grade" at the time of purchase. The Fund considers the following securities to be "investment grade" under its credit quality guidelines:
o     municipal bonds, tax-exempt commercial paper and short-term tax-exempt notes rated investment grade by a nationally-recognized rating organization,
o     New York municipal securities issued by an entity that has other obligations outstanding that meet one of the rating criteria listed above,
o     New York municipal securities backed by a letter of credit or guarantee by a bank or other institution that has outstanding securities that meet one of the credit criteria listed above,
o     unrated New York municipal securities that the Manager believes are comparable to investment-grade rated securities, and
o     obligations backed by the full faith and credit of the U.S. government.

      Lower-rated securities may have speculative characteristics. The Fund will not buy securities with a rating, at the time of investment, below "Ba"
by Moody's or "BB" by Standard & Poor's or Fitch (or unrated securities that the Manager has determined are comparable to rated securities in those categories). Appendix A to the Statement of Additional Information contains a list of the ratings definitions of the principal rating organizations.

      Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time. A reduction in the rating of a security after its purchase by the Fund will not automatically require the Fund to dispose of that security. However, the
Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

Determining the "Average Effective Maturity" of the Fund's Portfolio. In
      general, when interest rates change, debt securities having shorter maturities fluctuate in value less than securities with longer maturities.  The Fund tries to reduce the volatility of its share prices by seeking to maintain an average effective portfolio maturity of five years or less. It measures the "average" maturity of all of its securities on a "dollar-weighted" basis, meaning that larger securities holdings have a greater effect on overall portfolio maturity than smaller holdings. The Fund can therefore hold securities with stated
      and effective maturities of more or less than five years.

      The "effective" maturity of a security is not always the same as the stated maturity date. A number of factors may cause the "effective"
      maturity to be shorter than the stated maturity. For example, a bond's effective maturity might be deemed to be shorter (for pricing and trading purposes) than its stated maturity as a result of differences between its coupon interest rate and current market interest rates, whether the bond is callable (that means the issuer can pay off the bond prior to its stated maturity), the rate of accretion of discounts on the bond, and other factors such as mandatory put provisions and scheduled sinking fund payments.

      When interest rates change, securities that have an effective maturity that is shorter than their stated maturity tend to behave like securities having those shorter maturity dates. However, those securities might not behave as expected, and the Fund might not always be successful in maintaining its average effective portfolio maturity at five years or less or in reducing the volatility of its share prices.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is not a fundamental policy, but it will not be changed without the approval of the Board of Trustees and notice to shareholders. Investment restrictions that are fundamental policies are listed in the Statement of
Additional Information. An investment policy is not fundamental unless this
Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Floating Rate/Variable Rate Obligations.  Some municipal securities the Fund can purchase have variable or floating interest rates.  Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for those investments, such as a percentage of the prime rate of a bank, or the
      91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements and can include "participation interests" purchased from banks that give the
      Fund an undivided interest in a municipal obligation in proportion to its investment.

o     Inverse Floaters Have Special Risks. Variable rate bonds known as
      "inverse floaters" pay interest at rates that vary as the yields generally available on short-term tax-exempt bonds change.  However, the yields on inverse floaters move in the opposite direction of yields on short-term bonds in response to market changes. As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security."  Some have a "cap," so that if interest rates rise above the
      "cap," the security pays additional interest income.  If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund will not invest more than 5%
      of its total assets in inverse floaters.

"When-Issued" and "Delayed-Delivery" Transactions.  The Fund can purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis.  These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery.  The Fund does not intend to enter into these transactions for speculative purposes.
      During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the Fund from the investment until the Fund receives the security on settlement of the trade.  There is a risk of loss to the Fund if the value of the security declines prior to the settlement date. The Fund limits these investments to not more than 10% of its net assets.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale or cannot be sold publicly until it is registered under the Securities Act of 1933.
      The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
      As stated above, "inverse floaters" and "variable rate obligations" are examples of derivatives that the Fund can use. The Fund generally does not use hedging instruments, such as options, to try to hedge investment risks.

o     There are Special Risks in Using Derivative Investments.  If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund will get less income than expected or its hedge might be unsuccessful, and its share prices could fall. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can increase the volatility of the Fund's share prices. Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

Zero-Coupon Securities. The Fund can invest without limit in zero-coupon securities. These debt obligations do not pay interest prior to their maturity date or else they do not start to pay interest at a stated
      coupon rate until a future date. They are issued and traded at a discount from their face amount. The discount varies as the securities approach their maturity date (or the date interest payments are scheduled to begin). When interest rates change, zero-coupon securities are subject to greater fluctuations in their value than securities that pay current interest. The Fund accrues the discount on zero-coupon bonds as tax-free income on a current basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving actual cash payments currently.

Temporary Defensive and Interim Investments.   In times of unstable adverse
      market, economic or political conditions, the Fund can invest up to
      100% of its total assets in temporary investments that are inconsistent with the Fund's principal investment strategies.  This may happen when the Manager believes that unstable or adverse market, economic or political conditions might erode the value of the Fund's portfolio.
      Generally, these investments would be short-term municipal securities but could be taxable short-term debt securities. The Fund also might hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of
      Fund shares. The income from some of these temporary defensive or interim investments may not be tax-exempt. Therefore when making those investments, the Fund might not achieve its objective.

PORTFOLIO HOLDINGS.  The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of  the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These additional quarterly filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

       A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $170 billion in assets as of March 31, 2005, including other Oppenheimer funds with more than seven million shareholder accounts. The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.
Advisory Fees. Under the Investment Advisory Agreement effective January 1,
2005, the Fund pays the Manager an advisory fee at an annual rate, which declines on additional assets as the Fund grows: 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million, 0.40% of the next $1.75 billion, 0.39% of the next $3 billion and 0.38% of average daily net assets in excess of $5 billion. For the calendar year ended
December 31, 2004, the Fund paid the Manager according to the following schedule: 0.50% of the first $100 million of average daily net assets, 0.45%
of the next $150 million, 0.40% of the next $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion. The Fund's management fee for its last fiscal year ended December 31, 2004, was 0.40% of average annual net assets for each class of shares.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals, including Ronald H. Fielding, Daniel G. Loughran, Scott
     Cottier and Troy Willis, who are primarily responsible for the day-to-day management of the Fund's investments.

     Mr. Fielding has been a Portfolio Manager of the Fund since January
     1996.  Mr. Fielding has been a Senior Vice President of the Manager since January 1996 and Chairman of the Rochester Division of the Manager
     since January 1996.  He is an officer of other funds in the
     OppenheimerFunds complex.  Mr. Fielding is the team leader and lead manager and a trader for the Fund.

     Mr. Loughran has been a Senior Portfolio Manager of the Fund since April
     2001.  Mr. Loughran has been a Vice President of the Manager since April
     2001 and has been a portfolio manager with the Manager since 1999.  He is a portfolio manager of other funds in the OppenheimerFunds complex.
     Mr. Loughran is both a senior portfolio manager and a trader for the
     Fund.

     Mr. Cottier has been a Portfolio Manager of the Fund since 2002.  Mr.
     Cottier has been a Vice President of the Manager since 2002.  Prior to joining the Manager in 2002, Mr. Cottier was a portfolio manager and trader at Victory Capital Management from 1999 to 2002.  He is a portfolio manager of other funds in the OppenheimerFunds complex.  Mr.
     Cottier is both a portfolio manager and a trader for the Fund.

     Mr. Willis has been an Associate Portfolio Manager of the Fund and the
     Manager since 2003. Prior to joining the Manager in 2003, Mr. Willis was a Corporate Attorney for Southern Resource Group from 1999 to 2003.  He is an associate portfolio manager of other funds in the OppenheimerFunds complex. Mr. Willis is both an associate portfolio manager and a trader for the Fund.

Additional information about the Fund's Portfolio Management Team, regarding compensation, other accounts managed and their ownership of Fund shares, is provided in the Statement of Additional Information.

PENDING LITIGATION.  A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, Distributor and Transfer Agent, as well as 51 of the Oppenheimer funds (collectively the "funds") including the Fund, 31 present and former Directors or
Trustees and 9 present and former officers of certain of the funds. This complaint, initially filed in the U.S. District Court for the Southern
District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual
previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company Act and the Investment Advisers Act
of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the
Directors/Trustees and the Officers breached their fiduciary duties to
Fund shareholders under the Investment Company Act and at common law.
The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The
Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. Class B or
                                                               -----------
      Class C shares may not be purchased by an investor directly from the
      ---------------------------------------------------------------------
      Distributor without the investor designating another registered
      ----------------------------------------------------------------
      broker-dealer. However, we recommend that you discuss your investment
      --------------
      with a financial advisor before you make a purchase to be sure that the
      Fund is appropriate for you.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making an initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange (the "Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

            The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.
      If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.

            The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
      (for example, a foreign securities market closes early because of a natural disaster).

            If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

            The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 5 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within five years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor will not accept purchase orders of
      $100,000 or more for Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may not be  available  to  Class B and  Class C  shareholders.
      Other  features  may not be  advisable  (because  of the  effect  of the contingent  deferred sales charge) for Class B and Class C shareholders.
      Therefore,  you  should  carefully  review  how  you  plan  to use  your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of
      Additional Information.  Also, checkwriting is not available on accounts subject to a contingent deferred sales charge

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales   Front-End Sales   Concession As a
                                            Charge As a
                          Charge As a       Percentage of
                          Percentage of     Net               Percentage of
                          Offering Price    Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $100,000             3.50%             3.63%            3.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000   or  more  but       3.00%             3.09%            2.50%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000   or  more  but       2.50%             2.56%            2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000   or  more  but       2.00%             2.04%            1.50%
 less than $1 million
 ------------------------------------------------------------------------------

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making
         (as shown in the table above), you can add the value of any Class
         A, Class B or Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
         which you have not paid a sales charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including employee benefit plans for the same employer) that has multiple accounts. To qualify for this Right of Accumulation, if you are buying shares directly from the Fund you must inform the Fund's Distributor of your eligibility and holdings at the time of your purchase. If you are buying shares through your financial intermediary you must notify your
         intermediary of your eligibility for this Right of Accumulation at the time of your purchase.

               To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary
         (depending on the way you are buying your shares) a copy of each account statement showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will combine the value of all your eligible Oppenheimer fund accounts based on the current offering price per share to determine what Class A sales charge breakpoints you may qualify for on your current purchase.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A
         Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and
         Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. You can choose to include purchases made up to 90 days before the date that you submit a Letter.  Your Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
         which you did not pay a sales charge will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. You can also apply the
         Right of Accumulation to these purchases.

            If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of
         Intent" in the Fund's Statement of Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The
Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds
         without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing
         account in the fund selected for reinvestment.

o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to
         "How to Exchange Shares" in this Prospectus and in the
         Statement of Additional Information for more details,
         including a discussion of circumstances in which sales charges may apply on exchanges.

o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in
         Class A shares of the Fund without sales charge. This
         privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B
         shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

Other Special Reductions and Waivers. The Fund and the Distributor offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors (primarily retirement plans that purchase shares in special programs through the
      Distributor). These are described in greater detail in Appendix C to the Statement of Additional Information, which may be ordered by calling 800.225.5677 or through the OppenheimerFunds website, at
      www.oppenheimerfunds.com (follow the hyperlinks "Access Accounts and
      ------------------------
      Services - Forms & Literature" - "Order Literature" - "Statement of
      Additional Information"). A description of these waivers and special sales charge arrangements is also available for viewing on the
      OppenheimerFunds website (under the hyperlinks "Research Fund - Fund
      Documents - View a description..."). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the
      Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase or notify the Transfer Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 0.50% of purchases of $1 million or more (other than purchases by retirement plans, which are not permitted in the Fund). That concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18 month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within five years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in Which  Contingent Deferred Sales Charge on
                                         Redemptions in That Year
Purchase Order was Accepted              (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                    4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                    3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                    1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 5                              None
--------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
      B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of 2.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 3.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.00% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the Class C asset-based sales charge during the first year after the purchase of Class C shares are purchased. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B or Class C asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor.  In those circumstances, the sales concession will not be paid to the dealer.

      In addition, the Manager and the Distributor may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Manager receives from the Fund.  Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing."  In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the
      Fund or other Oppenheimer funds to its customers.  You should ask your dealer or financial intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.
      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270              Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this
Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.

   o  The prospectus of the selected fund must offer the exchange privilege.
   o  You must hold shares you buy when you establish an account for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o   Generally,  exchanges may be made only between  identically  registered accounts,  unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging. An exchange may result in a capital gain or loss.

You can find a list of the Oppenheimer funds that are currently  available for exchanges in the Statement of Additional  Information or you can obtain a list by calling a service  representative  at  1.800.225.5677.  The funds available for  exchange  can  change  from  time to time.  There  are a number  of other special  conditions and limitations  that apply to certain types of exchanges.
In some  cases,  sales  charges may be imposed on  exchange  transactions.  In general,  a  contingent  deferred  sales  charge  (CDSC)  is  not  imposed  on exchanges  of shares  that are  subject to a CDSC.  However,  if you  exchange shares that are  subject to a CDSC,  the CDSC  holding  period will be carried over to the acquired  shares,  and the CDSC may be imposed if those shares are redeemed  before the end of the CDSC  holding  period.  These  conditions  and circumstances  are described in detail in the "How to Exchange Shares" section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or the internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You
                                                ------------------------
      must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the Exchange that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares.  Exchange requests received after the close of the Exchange will receive the next net asset value calculated after the request is received.  However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is made or the fund to which the exchange is being made.  The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the
                                                                   -------
      event that such a delay in the reinvestment of proceeds occurs, the
      --------------------------------------------------------------------
      Transfer Agent will notify you or your financial representative.
      ----------------------------------------------------------------

o     Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the
      Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
      Prospectus.

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
      may send a written warning to direct shareholders whom the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply to you.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to apply these policies to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

Therefore the Transfer Agent might not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus"
or "street name" accounts of a financial intermediary. However, the Transfer
Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the Transfer
Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

The Fund's Board has adopted additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity. Those additional policies and procedures will take effect on June
20, 2005:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
      Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into another fund account, that account will be "blocked"
      from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account.
      For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth
      $10,000, then, following the exchange, the full account balance
      ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder"
      is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
      Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
      exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other
      Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

   Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the
      Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually on or about the second to last
      "regular business day" of September.  See the Statement of Additional
      Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the
Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A. The
Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL GAINS. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in
December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax.

      Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All, or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Exempt-interest dividends earned by residents of New York should not be subject to federal, state, or local income taxes. The portion of the
Fund's dividends that are attributable to income earned on other obligations (not New York municipal securities) will normally be subject to New York State and City personal income tax.

     Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. The
Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

The Fund intends to qualify as a "regulated investment company" under the
Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. Distributions in excess of the Fund's earnings and profits would constitute a return of capital and may result in certain tax consequences to shareholders. It that occurs, those distributions will be identified in notices to shareholders.

      This information is only a summary of certain federal and state income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and
distributions).This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the
Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED DECEMBER 31,                      2004            2003           2002             2001           2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     3.32      $     3.31     $     3.27       $     3.27       $   3.19
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .14 1           .14            .15              .16            .16
Net realized and unrealized gain                          .01             .01            .05               --            .07
                                                   ------------------------------------------------------------------------------
Total from investment operations                          .15             .15            .20              .16            .23
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.14)           (.14)          (.16)            (.16)          (.15)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     3.33      $     3.32     $     3.31       $     3.27       $   3.27
                                                   ==============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       4.77%           4.80%          6.33%            4.85%          7.47%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $2,155,310      $1,944,385     $1,868,271       $1,124,846       $927,079
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $2,029,517      $1,894,331     $1,472,317       $  996,671       $945,492
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.30%           4.51%          4.65%            4.95%          4.88%
Total expenses                                           0.77%           0.76%          0.74%            0.78%          0.85%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 4           N/A 4,5        N/A 4,6         0.74% 4,7      0.78% 4,7
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%             28%            19%              23%            37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    61 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED DECEMBER 31,                      2004            2003           2002             2001           2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     3.32      $     3.31     $     3.27       $     3.27       $   3.19
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .12 1           .12            .13              .13            .13
Net realized and unrealized gain                           --             .01            .05               --            .08
                                                   ------------------------------------------------------------------------------
Total from investment operations                          .12             .13            .18              .13            .21
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.12)           (.12)          (.14)            (.13)          (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     3.32      $     3.32     $     3.31       $     3.27       $   3.27
                                                   ==============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       3.65%           3.99%          5.53%            4.06%          6.65%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $  417,473      $  444,537     $  383,690       $  153,471       $ 92,786
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  427,486      $  429,564     $  261,858       $  113,976       $ 86,107
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.52%           3.72%          3.85%            4.17%          4.09%
Total expenses                                           1.55%           1.55%          1.51%            1.54%          1.63%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 4,5         N/A 4,5        N/A  4,6        1.50% 4,7      1.56% 4,7
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%             28%            19%              23%            37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    62 | LIMITED TERM NEW YORK MUNICIPAL FUND

CLASS C     YEAR ENDED DECEMBER 31,                      2004            2003           2002             2001           2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     3.31      $     3.30     $     3.26       $     3.26       $   3.18
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .12 1           .12            .13              .13            .13
Net realized and unrealized gain                          .01             .01            .05               --            .08
                                                   ------------------------------------------------------------------------------
Total from investment operations                          .13             .13            .18              .13            .21
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.12)           (.12)          (.14)            (.13)          (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     3.32      $     3.31     $     3.30       $     3.26       $   3.26
                                                   ==============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       4.00%           4.02%          5.54%            4.06%          6.67%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $1,040,035      $1,006,103     $  894,469       $  261,857       $101,858
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $1,009,112      $  977,323     $  574,124         $150,504       $105,452
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.55%           3.74%          3.82%            4.13%          4.11%
Total expenses                                           1.52%           1.52%          1.51%            1.53%          1.62%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 4           N/A 4,5        N/A 4,6         1.49% 4,7      1.55% 4,7
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%             28%            19%              23%            37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Excludes interest expenses.

INFORMATION AND SERVICES

For More Information on
Limited Term New York Municipal Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website:
                              www.oppenheimerfunds.com
                              ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No.: 811-6332
PR0355.001.0405
Printed on recycled paper

                          Appendix to Prospectus of
                     LIMITED TERM NEW YORK MUNICIPAL FUND

      Graphic  material  included  in  Prospectus  of  Limited  Term  New York
Municipal Fund:  "Annual Total Returns (Class A) (as of 12/31 each year)."

      A bar chart will be included in the  Prospectus of Limited Term New York
Municipal  Fund  (the  "Fund")   depicting  the  annual  total  returns  of  a
hypothetical  investment in Class A shares of the Fund for each of the last 10 calendar years,  without deducting sales charges or taxes. Set forth below are the relevant data points that will appear in the bar chart:

Calendar          Limited Term
Year         New York Municipal Fund
------------------------------------

12/31/95          10.01%
12/31/96            4.82%
12/31/97            8.01%
12/31/98            5.94%
12/31/99          -0.87%
12/31/00          7.47%
12/31/01          4.85%
12/31/02          6.33%
12/31/03          4.80%
12/31/04          4.77%

Limited Term New York Municipal Fund
6803 S. Tucson Way, Centennial, CO 80112
1.800.225.5677

Statement of Additional Information dated April 29, 2005

This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated April 29, 2005, as further supplemented thereafter. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270,
Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                   Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks.........
     The Fund's Investment Policies...........................................
     Municipal Securities.....................................................
     Other Investment Techniques and Strategies...............................
     Other Investment Restrictions............................................
     Disclosure of Portfolio Holdings
How the Fund is Managed.......................................................
     Organization and History.................................................
     Board of Trustees and Oversight Committees...............................
     Trustees and Officers of the Fund........................................
     The Manager .............................................................
Brokerage Policies of the Fund................................................
Distribution and Service Plans................................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How to Exchange Shares........................................................
Dividends, Capital Gains and Taxes............................................
Additional Information About the Fund.........................................

Financial Information About the Fund

Independent Registered Public Accounting Firm's Report........................
Financial Statements .........................................................

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and main risks of the Fund are described in the Prospectus. This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Fund. Additional explanations are also provided about the strategies the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager uses will vary over time. The
Fund is not required to use all of the investment techniques and strategies described below in seeking its goal. The Fund does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors prior to their maturity. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value. Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the
Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

      |X|   Determining the Average Effective Portfolio Maturity. In seeking to maintain an average effective portfolio maturity of less than five years, the Fund may purchase individual securities that have effective maturities of more or less than five years. The effective maturity of a bond might lengthen if market interest rates increase, and the effective maturity might shorten if market interest rates decline. Increasing market interest rates therefore could cause the average effective maturity of the portfolio to lengthen beyond five years, absent any portfolio transactions.

      If the average effective maturity of the portfolio should exceed five years, the Fund will not purchase securities that have effective maturities beyond five years. The Manager might also take steps to reduce the average effective maturity of the portfolio below five years. Those steps might include selling bonds with effective maturities beyond five years or buying bonds with effective maturities less than five years.

      In computing the Fund's average effective portfolio maturity, the
Manager intends to use the same effective maturity dates that are shorter than the bond's stated maturity that are used in the marketplace for evaluating a bond for trading and pricing purposes. That date might be the date of a mandatory put, pre-refunded call, optional call or the average life to which a bond is priced. A bond having a variable coupon rate or anticipated principal prepayment may be assigned an effective maturity that is shorter than a stated call date, put date or average life, to reflect more closely the reduced price volatility expectations as to that bond.

Municipal Securities. The types of municipal securities in which the Fund may invest are described in the Prospectus under "What does the Fund Mainly
Invest In?" and "About the Fund's Investments." The Fund may from time to time invest in municipal securities other than New York municipal securities.
For example, to seek a higher yield, the Fund may invest in municipal securities issued by other states and their respective political subdivisions. Although any interest from these securities generally would be exempt from federal income tax, any such interest may be subject to New York
State and New York City personal income tax. Nonetheless, the Fund does not expect to invest a significant portion of its assets in securities other than
New York municipal securities.

      Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds. Long-term municipal securities (which have a maturity of more than one year when issued) are classified as "municipal bonds." The principal classifications of long-term municipal bonds are
"general obligation" and "revenue" bonds (including "industrial development"
bonds). They may have fixed, variable or floating rates of interest, as described below, or may be "zero-coupon" bonds, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is five to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return. In turn, that could reduce the Fund's yield.

o     General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o     Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source such as a state's or local government's proportionate shares of the tobacco Master Settlement Agreement. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities;
colleges and universities; and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

o     Industrial Development Bonds. Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      The Fund will purchase industrial development bonds only if the interest paid on the bonds is tax exempt under the Internal Revenue Code. The
Internal Revenue Code limits the types of facilities that may be financed with tax-exempt industrial revenue and private-activity bonds (discussed below) and the amounts of these bonds that each state can issue.

      As an operating policy, the Fund will not invest more than 5% of its total assets in securities for which the obligation to pay interest and repay principal are the responsibility of an industrial user with less than three year's operating history.

o     Private Activity Municipal Securities. The Tax Reform Act of 1986 (the
"Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities. The Tax
Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds is taxable under the revised rules. There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds. The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the federal alternative minimum tax on individuals and corporations.
      The federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero.
This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income. The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations. Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit. Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% of the proceeds or $5.0 million. Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue
Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a
"related person" of such a substantial user. This "substantial user"
provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds. Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to
"substantial users") of such exempt facilities. Those entities and persons should consult their tax advisors before purchasing shares of the Fund.

      A "substantial user" of such facilities is defined generally as a
"non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of
a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X|   Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

o     Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o     Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

o     Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o     Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X|   Tax-Exempt Commercial Paper. This type of short-term obligation
(usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain financing to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Fund would be limited as described below in
"Illiquid and Restricted Securities." Municipal lease obligations that the
Manager has determined to be liquid under guidelines set by the Board of
Trustees are not subject to the Fund's 15% limit on investments in illiquid securities.

      Those guidelines require the Manager to evaluate:
o     the frequency of trades and price quotations for such securities;
o     the number of dealers or other potential buyers willing to purchase or sell such securities;
o     the availability of market-makers; and
o     the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      Municipal leases may also be subject to "abatement risk." The leases underlying certain municipal lease obligations may state that lease payments are subject to partial or full abatement. That abatement might occur, for example, if material damage to or destruction of the leased property interferes with the lessee's use of the property. However, in some cases that risk might be reduced by insurance covering the leased property, or by the use of credit enhancements such as letters of credit to back lease payments, or perhaps by the lessee's maintenance of reserve monies for lease payments.

      In addition, municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund. While the Fund holds these securities, the
Manager will evaluate the likelihood of a continuing market for these securities and their credit quality.

      The Fund attempts to reduce its exposure to some of these risks by not investing more than 10% of its total assets in municipal leases obligations that contain "non-appropriation" clauses. Also, the Fund will invest in leases with non-appropriation clauses only if certain conditions are met:
o     the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of a municipality,
o     appropriate covenants are obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriated,
o     the lease obligor has maintained good market acceptability in the past,
o     the investment is of a size that will be attractive to institutional investors, and
o     the underlying leased equipment has elements of portability and/or use that enhance its marketability if foreclosure is ever required on the underlying equipment.

      |X|   Credit Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service ("Moody's"), Standard &
Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc.
("Standard and Poor's") and Fitch, Inc. ("Fitch"), represent the respective rating agency's opinions of the credit quality of the municipal securities they
undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      After the Fund buys a municipal security, it may cease to be rated or its rating may be reduced below the minimum required for purchase by the
Fund. Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, Standard &
Poor's, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
As a result, the pre-refunded security has essentially the same risks of default as an AAA-rated security.

      The rating definitions of Moody's, Standard & Poor's and Fitch for municipal securities are contained in Appendix A to this Statement of
Additional Information. The Fund can purchase securities that are unrated by nationally recognized rating organizations. The Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

      In evaluating the credit quality of a particular security, whether it is rated or unrated, the Manager will normally take into consideration a number of factors. Among them are the financial resources of the issuer, or the underlying source of funds for debt service on a security, the issuer's sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation and the degree of community support for it, the capabilities of the issuer's management and regulatory factors affecting the issuer and the particular facility.

o     Special Risks of Lower-Grade Securities. Up to 5% of the Fund's assets that are invested in New York municipal securities (as defined in the
Prospectus) may be invested in New York municipal obligations rated below investment grade. In addition, no more than 5% of the Fund's assets that are invested in municipal obligations overall may be invested in municipal obligations rated below investment grade. These are commonly referred to as
"junk bonds." Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade, securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities.
However, because the added risk of lower quality securities might not be consistent with the Fund's policy of prudent investment management, the Fund limits its investments in lower grade securities and does not buy securities rated below "Ba" by Moody's or "BB" by Standard & Poor's or Fitch (or unrated securities that the Manager deems to be of comparable quality).

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch are investment grade, they may be subject to special risks and have some speculative characteristics.

      In the event of unanticipated financial difficulties, default or bankruptcy of an issuer of an obligation or the underlying source of funds for debt service on an obligation the Fund owns, the Fund can take such action as the Manager considers appropriate. That might include, for example, retaining the services of persons, firms, professional organizations and others to evaluate or protect real estate, facilities or other assets securing the obligation or acquired by the Fund as a result of such event.
The Fund will incur additional costs in taking protective action with respect to portfolio obligations that are in default or the assets securing those obligations. As a result, the Fund's share prices could be adversely affected. Any income derived from the Fund's ownership or operation of assets acquired as a result of these types of actions might not be tax-exempt.

Special Investment Considerations - New York Municipal Securities.  As
explained in the Prospectus, the Fund's investments are highly sensitive to the fiscal stability of New York State (referred to in this section as the
"State") and its subdivisions, agencies, instrumentalities or authorities, including New York City (the "City"), which issue the municipal securities in which the Fund invests.  The following information on risk factors in concentrating in New York municipal securities is only a summary, based on the State's Annual Information Statement dated September 19, 2004, as updated on January 25, 2005 and supplemented on March 15, 2005 and on publicly-available official statements relating to offerings by issuers of
New York municipal securities on or prior to March 1, 2005 with respect to offerings of New York State, and on or prior to February 17, 2005 with respect to offerings by the City.  No representation is made as to the accuracy of this information.

      During the mid-1970's the State, some of its agencies,
instrumentalities and public benefit corporations (the "Authorities"), and certain of its municipalities faced serious financial difficulties. To address many of these financial problems, the State developed various programs, many of which were successful in reducing the financial crisis.
Any further financial problems experienced by these Authorities or municipalities could have a direct adverse effect on the New York municipal securities in which the Fund invests.

      |X| Factors Affecting Investments in New York State Securities.  On
January 18, 2005, the Governor presented the Executive Budget for 2005-06 to the New York State Legislature containing the Financial Plan for 2005-06 (the
"2005-06 Executive Budget" or "Executive Budget" containing the "2005-06
Financial Plan" or "Financial Plan").

      The State reported that its economy is experiencing sustained growth, and is generating tax collections above levels previously forecast.  The New
York Division of the Budget ("DOB") has projected underlying annual receipts growth of 10.2 percent in 2004-05 and 6.5 percent in 2005-06, based on actual results observed and a revised economic forecast.

      The State expected an improvement in tax collections, in combination with savings from the statewide Fiscal Management Plan, to permit the State to end the 2004-05 fiscal year with a $170 million cash surplus in the
General Fund and to make the maximum possible contribution ($70 million) to the Tax Stabilization ("Rainy Day") Fund, bringing the balance to $864 million, equal to its statutory cap of 2 percent of General Fund spending.

      The revised revenue and spending projections also reduced the projected budget gaps to $4.2 billion in 2005-06 and $5.8 billion in 2006-07, at the lower end of the range previously forecast.  The 2005-06 Executive Budget recommended closing the $4.2 billion gap primarily through permanent spending restraint, supplemented with limited levels of revenue enhancements and nonrecurring resources.  DOB projected that the recommendations would produce net recurring savings of roughly $3 billion annually, reducing the 2006-07 and 2007-08 budget gaps to about $2.7 billion

      Many complex political, social and economic forces influence the
State's economy and finances.  Such forces may affect the State's Financial
Plan unpredictably from fiscal year to fiscal year.  For example, the
Financial Plan is necessarily based on forecasts of national and State economic activity.  Economic forecasts have frequently failed to accurately predict the timing and magnitude of specific and cyclical changes to the national and State economies.  The Financial Plan also relies on estimates and assumptions concerning Federal aid, law changes and audit activity.  DOB believed that its current receipts and spending estimates related to the performance of the State and national economies were reasonable.  However, there could be no assurance that actual results would not differ materially and adversely from the current forecast.

      DOB could provide no assurance that the Legislature would adopt a budget for 2005-06, before the fiscal year begins on April 1, 2005.
Furthermore, DOB could provide no assurance that, when the Legislature does enact a budget, it would not differ materially and adversely from the 2005-06
Financial Plan projections set forth by the Governor.

      DOB believed that the U.S. economy would grow at approximately its long-term trend growth rate through the end of its forecast horizon, but that risks attend this forecast.  The forecast was contingent upon the absence of any further severe shocks to the economy.  Unpredictable events such as a terrorist attack remain the biggest risk to economic expansion.  Such a shock could induce firms to postpone their spending and hiring plans yet again, reducing future investment and employment, which in turn could result in lower consumption growth.  Moreover, successful attacks on oil facilities abroad could send oil prices back up to their Fall 2004 highs, having adverse economic repercussions.  A major setback in the Iraqi conflict could have a similar impact.

      On the other hand, a more rapid increase in export growth due to either a weakened dollar or faster global growth could generate a somewhat stronger increase in total output than expected.  Similarly, lower inflation than expected, perhaps as a result of an even greater drop in the price of oil or stronger productivity growth than expected, could induce the Federal Reserve to be even more measured in its interest rate increases, resulting in stronger consumption and investment growth than projected.  Moreover, stronger employment growth could result in higher real wages, supporting faster growth in consumer spending than anticipated.

      In addition to the risks described above for the national forecast, the
State believed there were risks specific to New York.  Another attack targeted at New York City would once again disproportionately affect the
State economy.  Any other such shock that had a strong and prolonged impact on the financial markets would also disproportionately affect New York State, resulting in lower income and employment growth than reflected in the current forecast.  In addition, if the national and world economies grow more slowly than expected, demand for New York State goods and services would also be lower than projected, dampening employment and income growth relative to the forecast.  In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and IPOs is possible, resulting in higher wage growth than projected.  It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast.  In an environment of global uncertainty, the pace of both technological and regulatory change is as rapid as it has ever been, compounding even further the difficulty in projecting industry revenues and profits.

      New York is the third most populous state in the nation and has a relatively high level of personal wealth.  The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education and health services employment, and a very small share of the nation's farming and mining activity.  The State's location and its air transport facilities and natural harbors have made it an important link in international commerce.  Travel and tourism constitute an important part of the economy.  Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

      Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries.  The
State's financial activities sector share, as measured by wages, is particularly large relative to the nation.  The State has projected that it is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

      The State reported that above-trend national growth rates have helped to buttress the State's economy.  The State was estimated to have emerged from recession in the summer of 2003.  The New York City economy appeared to be on its way to recovery from the impact of the September 11, 2001 attack, reversing several years where the City's job base was in decline.  The continued strengthening of the State economy was expected to help sustain the housing market, although not at the torrid pace of growth observed in 2004.
Moreover, with the pickup in equity market activity toward the end of 2004, the profit outlook for the finance industry was observed to be brightening, though the levels of profits for the year were not expected to match that of
2003.  Bonus growth was expected to slow to 15 percent resulting in total New
York wage growth of 4.9 percent for 2005, reduced modestly from 5.7 percent in 2004.  State nonagricultural employment was projected to rise 1.1 percent in 2005, a significant improvement compared with 0.4 percent growth for 2004, but below projected growth of 1.8 percent for the nation.

      The State reported that following two years of growth well above the economy's long-term trend rate, the nation is entering the fourth year of economic expansion.  The national economy added an average of 185,000 jobs per month in 2004, almost returning total payroll employment to its pre-recession level.  Despite lackluster growth in both employment and wages, the bedrock of the nation's economic recovery has to this point been household spending, fueled by two rounds of tax cuts and very low interest rates.  However, those supports were expected to begin to diminish in 2005, bringing economic growth closer to its estimated long-term trend rate.  DOB projected growth in real U.S. GDP to decelerate from 4.4 percent for 2004 to
3.4 percent for 2005.

      DOB projected measured steady trend growth throughout the forecast period, permitting the Federal Reserve to maintain its "measured" course of interest rate increases. Data indicated that employment growth may finally be rebounding to rates that are more typical of a maturing expansion.  Total nonagricultural employment was projected to grow 1.8 percent in 2005, following an increase of 1.0 percent in 2004.  The U.S. employment rate was expected to decline to 5.3 percent in 2005, from 5.5 percent in 2004.  The inflation rate, measured by the Consumer Price Index (CPI), was forecast to be 2.5 percent in 2005, following a similar rate in 2004.

      |X| The 2004-05 Financial Plan.  The State projected General Fund receipts of $45.1 billion in 2005-06, an increase of $1.6 billion (3.6 percent) from 2004-05.  The increase in General Fund receipts was attributed to increased collections from the personal income tax and sales tax, resulting from temporary tax actions taken in the 2003-04 budget as well as continued growth resulting from the improving economic climate.

      General Fund Personal Income Tax (PIT) receipts were projected to reach
$19.7 billion, an increase of $1.3 billion from 2004-05 offset by increased
School Tax Relief deposits of $130 million.  The 2005-06 estimate reflects the accelerated phase-out of the temporary tax surcharge and other tax actions.

      General Fund user taxes and fees receipts for 2005-06 were projected to reach $8.6 billion, a decrease of $130 million from 2004-05.  The sales tax and use tax was projected to decrease by $146 million from 2004-05 due to the loss of the temporary one-quarter percent sales tax surcharge which was partially offset by growth in the sales tax base.  The other user taxes and fees were projected to increase by $16 million from 2004-05, due mainly to the proposed increase in alcoholic beverage taxes partially offset by the increased dedication of motor vehicle fees to transportation funds.

      General Fund business tax receipts in 2004-05 were projected to be $4.1 billion or $302 million over 2004-05.  This reflected the continued strength of corporate and bank profitability.

      General Fund other taxes, which include estate and gift tax, real property gains tax, and pari-mutuel taxes, were estimated for 2005-06 to be
$778 million, which was $48 million above 2004-05.  This estimate reflected an increase in estimated receipts from the estate tax, offset by minor losses in the other sources of revenue in this category.

      General Fund miscellaneous receipts were projected to total $2.5 billion in 2005-06, an increase of $158 million from 2004-05.  Recommended increases in various fines and penalties, property sales, local government reimbursements, the proposal to increase the Part D Medicare subsidy, the increased payments from the New York Power Authority, and the expected modest increase in abandoned property receipts.  These were offset by losses of tobacco bond proceeds, the loss of the deposit of the wireless surcharge in the General Fund and the loss of the Local Government Assistance Corporation sales tax deposit.

      Transfers from other Funds to the General Fund were expected to total
$9.3 billion, an increase of $289 million from 2004-05.  This annual increase comprised primarily higher transfers from the Revenue Bond Tax Fund ($287 million), the Local Government Assistance Corporation ($129 million), offset by lower transfers from the Clean Water/Clean Air Fund ($10 million) and all other funds ($117 million).

      The State projected adjusted General Fund disbursements, including transfers to other funds, of $45.1 billion in 2005-06, an increase $1.2 billion from 2004-05.  Increases in Grants to Local Governments ($454
million), State Operations ($448 million), General State Charges ($224 million), and transfers ($34 million) accounted for the change.

      |_|   State Governmental Funds Group.  Substantially all State
non-pension financial operations are accounted for in the State's governmental funds group.  Governmental funds include the following four fund types, the State's projections of receipts and disbursements in which comprise the State's Financial Plan:

      o     the General Fund, which is the major operating fund of the State and receives all receipts that are not required by law to be deposited in another fund, including most State tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources;

      o     Special Revenue Funds, which account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), such as federal grants, that are legally restricted to specified purposes;

      o     Capital Projects Funds, which account for financial resources of the State to be used for the acquisition or construction of major capital facilities (other than those financed by Special Revenue Funds, Proprietary
Funds and Fiduciary Funds); and

      o     Debt Service Funds, which account for the accumulation of
resources (including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements.

      |_|   Local Government Assistance Corporation.  In 1990, as part of a
State fiscal reform program, legislation was enacted creating Local
Government Assistance Corporation (LGAC), a public benefit corporation empowered to issue long-term obligations to fund payments to local governments that had been traditionally funded through the State's annual seasonal borrowing.  The legislation also dedicated revenues equal to one percent of the State sales and use tax to pay debt service on these bonds.
As of June 1995, LGAC had issued bonds and notes to provide net proceeds of
$4.7 billion, completing the program.  The issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

      The legislation also imposed a limitation on the annual seasonal borrowing of the State except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time.  Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no tax and revenue anticipation note (TRAN) seasonal borrowing in the fifth year).  This provision limiting the State's seasonal borrowing practices was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.
No restrictions were placed upon the State's ability to issue deficit notes.

      The impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

      |X|   Authorities.  The fiscal stability of the State is related to the fiscal stability of its public Authorities.  Authorities refer to public benefit corporations, created pursuant to State law, other than local authorities.  Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities.
Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.  The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its Authorities were to default on their respective obligations, especially those involving State-supported or
State-related debt. As of December 31, 2003, there were 18 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $114.9 billion, only a portion of which constituted
State-supported or State-related debt.

      Authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.  In addition,
State legislation authorizes several financing techniques for Authorities.
There are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to Authorities.  Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, the affected localities could seek additional State assistance if local assistance payments are diverted.  Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

      |X|   Ratings of the State's Securities.  As of March 1, 2005, S&P had
rated the State's general obligation bonds "AA," Moody's had rated those bonds "A1" and Fitch had rated those bonds "AA-".

      Ratings reflect only the views of the ratings organizations, and an explanation of the significance of a rating must be obtained from the rating agency furnishing the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of a rating may have an effect on the market price of the State and municipal securities in which the Fund invests.

      |X|   The State's General Obligation Debt.  As of March 31, 2004, the
State had approximately $3.8 billion in general obligation bonds outstanding.  Principal and interest due on general obligation bonds were
$509 million for the 2003-04 fiscal year and were estimated to be $486 million for the State's 2004-05 fiscal year.

      |X|   Pending Litigation.  The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations.  That litigation includes, but is not limited to, claims asserted against the State involving State finances and programs and arising from alleged violations of civil rights, alleged torts, alleged breaches of contracts, real property proceedings and other alleged violations of State and Federal laws.  These proceedings could affect adversely the financial condition of the State in the 2004-05 fiscal year or thereafter.

      The State has reported its belief that the 2004-05 Financial Plan included sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2004-05 fiscal year.  These reserves included (but were not limited to) amounts appropriated for Court of
Claims payments and projected fund balances in the General Fund.  In addition, any amounts ultimately required to be paid by the State may not be subject to settlement or may be paid over a multi-year period.  There could be no assurance given, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2004-05
Financial Plan resources available for the payment of judgments, and could therefore adversely affect the ability of the State to maintain a balanced
2004-05 Financial Plan.

      In addition, the State is party to other claims and litigation that either its legal counsel has advised are not probable that the State will suffer adverse court decisions or the State has determined are not material.
Although the amounts of potential losses, if any, are not presently determinable, it was the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position in the 2004-05 fiscal year or thereafter.

      |X|   Other Functions.  Certain localities in addition to the City have experienced financial problems and have requested and received additional
State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the
State's receipts and disbursements for the State's 2004-05 fiscal year or thereafter.

      |X|   Factors Affecting Investments in New York City Municipal
Securities. The City has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, news media and advertising firms.

      The City is a major seaport and focal point for international business.  Many of the major corporations headquartered in the City are multinational in scope and have extensive foreign operations.  Numerous foreign-owned companies in the United States are also headquartered in the
City.  These firms, which have increased in number substantially over the past decade, are found in all sectors of the City's economy, but are concentrated in trade, professional and business services, tourism and finance.  The City is the location of the headquarters of the United Nations, and several affiliated organizations maintain their principal offices in the
City.  A large diplomatic community exists in the City to staff the missions to the United Nations and the foreign consulates.

      Economic activity in the City has experienced periods of growth and recession and can be expected to experience periods of growth and recession in the future. The City experienced a recession in the early 1970s through the middle of that decade, followed by a period of expansion in the late
1970s through the late 1980s.  The City fell into recession again in the early 1990s which was followed by an expansion that lasted until 2001.  The
City's financial plan assumed that the economic slowdown that began in 2001 as a result of the September 11 attack, a national economic recession, and a downturn in the securities industry had come to an end in 2004.  The financial plan assumed continued moderate growth in calendar year 2005.

       For each of the 1981 through 2004 fiscal years, the City's General
Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP") after discretionary and other transfers.  The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the
City will continue to maintain balanced operating results as required by
State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

      The Mayor is responsible for preparing the City's financial plan, including the City's financial plan for the 2005 through 2008 fiscal years submitted to the Control Board on June 29, 2004 (the "June Financial Plan"
and as subsequently modified to include the Mayor's preliminary budget for the 2006 fiscal year and extended to include the 2009 fiscal, the "2005-2009
Financial Plan", or "Financial Plan").  The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize.

      Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully.  Implementation of the
Financial Plan is also dependent upon the ability to market the securities of other financing entities, including the New York City Municipal Water Finance
Authority ("Water Authority"), which issues debt secured by water and sewer revenues.  In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements.  The success of projected public sales of City, Water Authority and other bonds and notes will be subject to prevailing market conditions.  Future developments concerning the
City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

      |X|   The City's 2005-09 Financial Plan.  For the 2004 fiscal year, the
City's General Fund had an operating surplus of $1.928 billion, before discretionary transfers, and achieved balanced operating results in accordance with GAAP, after discretionary transfers.  The 2004 fiscal year was the twenty-fourth consecutive year that the City had achieved balanced operating results when reported in accordance with GAAP.

      The Financial Plan projected revenues and expenditures for the 2005 and
2006 fiscal years balanced in accordance with GAAP, and projected gaps of
$3.7 billion, $3.6 billion and $3.2 billion in fiscal years 2007 through
2009, respectively.  The Financial Plan included an out-year gap-closing program to reduce expenditures and increase revenues by a total of $3.0 billion in fiscal years 2005 and 2006, and $1.9 billion and $1.7 billion in fiscal years 2007 and 2008, respectively.

      The Financial Plan sets forth gap-closing actions to eliminate a previously projected gap for the 2006 fiscal year and to reduce previously projected gaps for fiscal years 2007 and 2008.  The gap-closing actions include:  (i) reduced agency expenditures or increased revenues totaling $423 million, $506 million, $350 million and $349 million in fiscal years 2005 through 2008, respectively; (ii) debt service savings of $10 million and $85 million in fiscal years 2005 and 2006, respectively; (iii) $85 million from the lease with the Port Authority of New York and New Jersey (the "Port
Authority") for LaGuardia and John F. Kennedy International Airports and taxi medallion sales; (iv) decreased pension and health insurance costs of $325 million and $200 million in fiscal years 2006 and 2007, respectively, which will require the passage of State legislation and, in the case of health insurance costs, will require approval by the municipal unions; and (v)
additional State actions of $500 million, $200 million and $100 million in fiscal years 2006 through 2008, respectively, and federal actions of $250 million in fiscal year 2006, which require the approval of the State and federal governments.  Additional federal actions could include the provision of homeland security funding on a threat-based allocation, Medicaid reforms, increased funding for local law enforcement or other federal assistance.
Additional State actions could include increased State Medicaid share to cover all children with disabilities, the continued State takeover of the
City's funding of Medicaid long-term care and Family Health Plus or other
State assistance.

      The Financial Plan made provisions for wage increases for all City employees for the 2002-05 round of bargaining.  Any labor settlement in excess of the City's projections could result in substantial additional costs to the City.  Each incremental 1% wage increase for the portion of the City's workforce which did not yet have settled contracts for the 2002-05 round of bargaining would cost approximately $170 million annually.  The Financial
Plan made no provision for any wage increases subsequent to the 2002-05 round of bargaining.

      The Mayor has publicly noted in connection with publication of his
Preliminary Budget for fiscal year 2006 that the City may be faced with substantial additional costs, not provided for in that budget, as a result of court mandate in connection with the Campaign for Fiscal Equity lawsuit or as may be required to support mass transit service by the Metropolitan
Transportation Authority in the City.  In addition, the economic and financial condition of the City may be affected by various financial, social, economic, geo-political and other factors which could have a material effect on the City.

      The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected.  The
Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the continuing effects on the City economy of the September 11 attack, the extent, if any, to which wage increases for
City employees exceed the annual wage costs assumed for the 2005 through 2009 fiscal years; realization of projected interest earnings for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of HHC and other such entities to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the
Financial Plan; the impact on City revenues and expenditures of federal and
State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and the ability of the City and other financing entities to market their securities successfully in the public credit markets.  Certain of these assumptions have been questioned by the City
Comptroller and other public officials.

      From time to time, the City Comptroller and other public officials issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits.  Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies.  Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.  It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

      On December 14, 2004 the City Comptroller released a report on the adopted budget for fiscal year 2005 and the subsequently modified financial plan submitted to the Control Board on October 21, 2004 (the "October
Financial Plan").  The report concluded that the City has adopted a fiscal year 2005 budget that is likely to end fiscal year 2005 in balance, with reserves available to the City which appear to be sufficient to offset risks identified by the City Comptroller.  However, the report noted that the subsequent years of the October Financial Plan continued to contain multi-billion dollar deficits because the City's expenses continue to outpace the growth of its revenues.

      On December 8, 2004, the staff of the Office of the State Deputy
Comptroller issued a report on the October Financial Plan.  The report noted
that while the October Financial Plan projected a net increase in tax revenues, large budget gaps reopen in outlying years because the City continues to have a structural imbalance between revenues and expenditures, due to expenditures growing at a faster rate than revenues.

      On December 15, 2004, the staff of the Control Board issued a report reviewing the October Financial Plan.  In its report, the staff noted that the City has adopted a fiscal year 2005 budget that is likely to end the year in balance and with a surplus that can be used to reduce the fiscal year 2006 budget gap, and that the City should be able to easily manage the financial risks identified in the report for fiscal year 2005 because the fiscal year
2005 budget still contains a $300 million general reserve.  The report noted
that the City's finances remain structurally imbalanced, with revenues constrained by a forecasted weak economic recovery and the planned phase-out of recent temporary tax increases and upward pressure continuing on operating expenditures.  The report noted that spending continues to grow in areas such as overtime, pensions, Medicaid and debt service.  The report projected that the combined debt service of the City, Transitional Finance Authority and
Municipal Assistance Corporation would grow by over 24 percent, from $4.3 billion in fiscal year 2005 to $5.3 billion in fiscal year 2008, causing the portion of tax revenues absorbed by debt service to increase from 15.1 percent in fiscal year 2005 to 16.9 percent in 2008, and noted that the gap-closing program in the October Financial Plan did not address the growth
in debt service.    The report also noted that the estimated budget gaps do
not reflect any collective bargaining increases after fiscal year 2006, potential higher rewards on current contracts for the uniformed services or teachers' union, or additional City spending that may be required to fund education.

      Various actions proposed in the Financial Plan are uncertain.  If these measures cannot be implemented, the City will be required to take other actions to decrease expenditures or increase revenues to maintain a balanced financial plan.

      The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance can be given that these estimates and projections, which include actions which the City expects will be taken but which are not within the City's control, will be realized.

      |X|   Ratings of the City's Bonds.  As of February 17, 2005, Moody's,
S&P and Fitch rated the City's general obligations bonds A2, A and A+, respectively.  These ratings reflect only the views of Moody's, S&P and Fitch from which an explanation of the significance of such ratings may be obtained.  There is no assurance that those ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.  Any such downward revision or withdrawal could have an adverse effect on the market prices of the City's bonds.

      |X|   The City's Outstanding Indebtedness.  As of September 30, 2004,
the City had $31.928 billion of outstanding net long-term indebtedness.

      For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements.
There can be no assurance that there will not be delays or reductions in
State aid to the City from the amounts projected; that State budgets in future fiscal years will be adopted by the April 1 statutory deadline; that interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.  In addition, the Federal budget negotiation process could result in a reduction or a delay in the receipt of Federal grants which could have adverse effects on the City's cash flow or revenues.

      |X|   Pending Litigation.  The City is a defendant in lawsuits
pertaining to material matters as well as claims asserted that are incidental to performing routine governmental and other functions. That litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contract, and other violations of law and condemnation proceedings.  While the ultimate outcome and fiscal impact, if any, on the
City of such proceedings and claims were not predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the Financial Plan.  For the fiscal year ended on June 30, 2004, the City paid $591 million for judgments and claims,
$159.8 million of which was reimbursed by the Health & Hospitals
Corporation.  The Financial Plan includes provisions for the payment of judgments and claims of $612.2 million, $640.7 million, $675.5 million,
$717.8 million and $768.7 million for the 2005 through 2009 fiscal years, respectively.  The City has estimated that its potential future liability for outstanding claims against it as of June 30, 2004 amounted to approximately
$4.4 billion.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds.  As of the Fund's fiscal year ended December 31, 2004, 24.2% of the Fund's assets were invested in tobacco revenue settlement bonds.

      Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the Master Settlement Agreement ("MSA"). The MSA is an
agreement, reached out of court in November 1998 between 46 states and nearly all the U.S. tobacco manufacturers (approximately 99% of the current combined market share of tobacco manufacturers). The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA.

       A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as several other factors. The actual amount of future settlement payments, therefore, is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be negatively impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers would cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

      On September 21, 2004, a civil trial (United States v. Philip Morris,
et. al.) began in U.S. district court nearly five years after the U.S.
Department of Justice first filed charges against the tobacco industry. The federal government alleges that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. The civil lawsuit seeks a disgorgement of $280 billion, representing industry profits, and funding for cessation and counter-advertising programs, and release of all industry documents. However, in February 2005, the Federal Circuit Court of Appeals for the District of
Columbia dismissed the specific claim seeking the disgorgement of $280 billion. The named defendant tobacco companies represent approximately 98% of the tobacco industry's market share. The tobacco industry denies any wrongdoing and counters that it has greatly modified its practices, including warning labels on cigarette packs since the 1960s and agreeing to the MSA with the states. A negative outcome to the trial would adversely affect the
MSA companies and, in turn, could potentially cause delays or reductions in bond payments by those companies. However, to date, it is not possible to predict the outcome of the litigation.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use any of them.

      |X|   Floating Rate and Variable Rate Obligations. Variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate note is based on a stated
prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate obligation meets the Fund's quality standards by reason of the backing provided by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

      |X|   Inverse Floaters and Other Derivative Investments. "Inverse
floaters" are municipal obligations on which the interest rates typically fall as market rates increase and increase as market rates fall. Changes in market interest rates or the floating rate of the security inversely affect the residual interest rate of an inverse floater. As a result, the price of an inverse floater will be considerably more volatile than that of a fixed-rate obligation when interest rates change.

      To provide investment leverage, a municipal issuer might decide to issue two variable rate obligations instead of a single long-term, fixed-rate bond. The interest rate on one obligation reflects short-term interest rates.
The interest rate on the other instrument, the
inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two, minus the rate paid on the short-term instrument. The two portions may be recombined to create a fixed-rate bond. The Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions. The Fund can invest up to 5% of its total assets in inverse floaters.

      Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax-exempt interest rates. As long as the municipal yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The
Fund might invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock"
option.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps might be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      Inverse floaters are a form of derivative investment. Certain derivatives can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the
Fund if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments.
These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X| Other Derivatives. The Fund can invest in other municipal
derivative securities that pay interest that depends on the change in value of an underlying asset, interest rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices.

      |X|   "When-Issued" and "Delayed-Delivery" Transactions. Subject to the
limitations stated in the prospectus, the Fund may purchase securities on a
"when-issued" basis, and may purchase or sell such securities on a
"delayed-delivery" (or "forward commitment") basis. "When-issued" or
"delayed-delivery" refers to securities whose terms and indenture have been created. A market exists for the securities, but they are not available for immediate delivery.

      These transactions are negotiated, and the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund, from time to time, may purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery might be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of these securities and could cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at the settlement of the trade.

      The Fund may engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify on its books liquid securities at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|   Zero-Coupon Securities. The Fund can buy zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.
This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.
Original issue discount on these securities is included in the Fund's tax-free income. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other
debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|   Puts and Standby Commitments. The Fund can acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

      When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X|                 Repurchase Agreements. The Fund can acquire
securities subject to repurchase agreements. It might do so for temporary defensive purposes or for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

       In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid securities. The Fund cannot invest more than 20% of its total assets in taxable repurchase agreements offering taxable income.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 (the "Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|   Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the
Fund to sell its holdings of a restricted security not registered under the
Securities Act of 1933, the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the
Fund's ability to dispose of the securities and might lower the amount the
Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid. Illiquid securities include repurchase agreements maturing in more than seven days.

      |X|   Borrowing for Leverage. The Fund has the ability to borrow from banks on an unsecured basis in amounts limited (as a fundamental policy) to a maximum of 10% of its total assets, to invest the borrowed funds in portfolio securities. This technique is known as "leverage." The Fund may borrow only from banks. As a fundamental policy, borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the Fund's assets fails to meet this
300% asset coverage requirement, the Fund is required to reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the
Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      Until January 2005, the Fund was a party to an agreement enabling it to participate with other OppenheimerFunds in an unsecured line of credit with a bank. Interest was charged to each fund based on its respective borrowings.
The Fund paid a commitment fee equal to its pro rata share of the average amortized amount of the credit line. This fee is described in the notes to the Financial Statements at the end of this Statement of Additional
Information.

      In addition, pursuant to an exemptive order issued by the SEC to
Citicorp North America, Inc. ("Citicorp"), the Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the
Fund. These loans may be secured by assets of the Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

      |X|   Hedging. The Fund can use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund could:
o     buy puts on securities, or
o     write covered calls on securities. Covered calls can also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The particular options the Fund can use are described below. The Fund may employ other hedging instruments and strategies in the future, if those investment methods are consistent with the Fund's investment objective, are permissible under applicable regulations governing the Fund and are approved by the Fund's Board of Trustees.

o     Put and Call Options. The Fund can buy and sell certain kinds of put options (puts) and call options (calls). These strategies are described below.

o     Writing Covered Call Options. The Fund can write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
(1)   Calls the Fund sells must be listed on a national securities exchange.
(2)   Each call the Fund writes must be "covered" while it is outstanding.
                  That means the Fund must own the investment on which the
                  call was written.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      The Fund's custodian bank, or a securities depository acting for the custodian, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund, they are taxable as ordinary income.

o     Purchasing Calls and Puts. The Fund may buy calls only to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities exchange. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

      The Fund may buy only those puts that relate to securities that the
Fund owns or broadly-based municipal bond indices. The Fund may not sell puts other than puts it has previously purchased, to close out a position.

      When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to
protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

o     Risks of Hedging with Options. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash
(that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of debt securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities. However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could experience losses.

     |X| Interest Rate Swap Transactions.  In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they may swap a right to receive floating rate payments for fixed rate payments.  The Fund can enter into swaps only on securities it owns. The Fund cannot enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

     Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default.  If the counterparty to an interest rate swap defaults, the
Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party.
Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o     Regulatory Aspects of Hedging Instruments. Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      |X|   Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover."
Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve capital gains, because they would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 50%.

|X|   Temporary Defensive and Interim Investments.  The securities the Fund can invest in for temporary defensive purposes include the following:
o     short-term municipal securities;
o     obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
o     commercial paper rated "A-1" by Standard & Poors, or having a comparable rating by another nationally-recognized rating agency;
            and
o     certificates of deposit of domestic banks with assets of $1 billion or more.

      The Fund also might hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of these temporary defensive or interim investments may not be tax-exempt. Therefore when making those investments, the Fund might not achieve its objective.

      |X|   Investments in Other Investment Companies. On a temporary basis, the Fund can invest up to 5% of its total assets in shares of other investment companies that have an investment objective of seeking income exempt from federal, New York State and New York City personal income taxes.
It can invest up to 5% of its total assets in any one investment company (but cannot own more than 3% of the outstanding voting stock of that company).
These limits do not apply to shares acquired in a merger, consolidation, reorganization or acquisition of another investment company. Because the Fund would be subject to its ratable share of the other investment company's expenses in addition to its own expenses, the Fund will not make these investments unless the Manager believes that the potential investment benefits justify the added costs and expenses.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is not a fundamental policy, but will not be changed without approval by the Fund's Board of Trustees and notice to shareholders. Other policies described in the Prospectus or this Statement of
Additional Information are "fundamental" only if they are identified as such.
The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this
Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

|X|   Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

o     The Fund cannot invest in common stocks, preferred stocks, warrants or other equity securities.

o     The Fund cannot make loans to others except in accordance with the
Fund's investment objective and policies. The Fund can also enter into contracts that compensate service providers by means of compensating balances.

o     The Fund cannot mortgage or pledge any of its assets, and the Fund can borrow money only from a bank for temporary or emergency purposes or for investment purposes in amounts not exceeding 10% of its total assets. When borrowings are made for investment purposes, the Fund must comply with the provisions of the Investment Company Act that require the Fund to maintain asset coverage of at least 300% of all such borrowings. If asset coverage should fall below 300%, the Fund will be required to reduce its borrowings within three days to the extent needed to meet the 300% asset coverage requirement.

o     The Fund cannot purchase the securities of any issuer if the Fund would then own more than 10% of the voting securities of that issuer.

o     The Fund cannot invest more than 25% of its assets in any industry or industries. However, the Fund can invest more than 25% of its assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. Industrial revenue bonds whose interest and principal payments are the responsibility of companies within the same industry are grouped together as an "industry" for the purpose of this restriction.

o     The Fund cannot purchase or sell real estate, real estate investment trust securities, commodities, commodity contracts, or oil or gas interests.
However, the Fund can invest in municipal securities that are secured by real estate or interests in real estate.
o     The Fund cannot invest in companies for the purpose of exercising control or management.
o     The Fund cannot sell securities short, purchase securities on margin, or write put options. The Fund can purchase securities that have puts attached.

o     The Fund cannot underwrite securities of other issuers. A permitted exception is in case the purchase of municipal obligations in accordance with the Fund's investment objective and policies is deemed to be an underwriting, whether the Fund buys the securities directly from the issuer or from an underwriter for an issuer.

o     The Fund cannot invest in or hold securities of any issuer if Trustees of the Fund own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

o     The Fund cannot issue "senior securities."

o     With respect to 75% of its assets, the Fund cannot purchase securities issued or guaranteed by any one issuer (other than the U.S. government or its agencies or instrumentalities), if more than 5% of the Fund's total assets would be invested in securities of that issuer.

      Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      |X|   Does the Fund Have Any Restrictions That Are Not Fundamental? The
Fund operates under certain investment restrictions which are non-fundamental investment policies of the Fund and which can be changed by the Board without shareholder approval. These restrictions provide that:

o     In carrying out its fundamental policy prohibiting concentration of its assets, the Fund has an operating policy that the Fund cannot invest 25% or more of its assets in any particular industry or group of related industries.
Subject to the Fund's policy on concentration, the Fund may invest more than
25% of its total assets in a particular segment of the municipal securities market, such as general obligation bonds, pollution control bonds, hospital bonds or any other industry segment listed in Appendix B to this Statement of
Additional Information. In that case, economic, business, political or other events affecting that segment or an issuer in that segment might affect the value of other bonds of issuers in the same segment and therefore would increase the Fund's exposure to market risks.

o     In applying its policy prohibiting the issuance of senior securities, the Fund interprets that policy not to prohibit certain investment activities for which assets of the Fund are designated as segregated to cover the related obligations. Examples of those activities include borrowing money, repurchase agreements, delayed-delivery and when-issued transactions and contracts to buy or sell derivatives.

o     For the purposes of the Fund's policy regarding minimum investments in the tax-exempt securities, the minimum investment requirement is based on net assets plus borrowings used for investment purposes.

Diversification. The Fund intends to be "diversified" as defined in the
Investment Company Act and to satisfy the restrictions against investing too much of its assets in any one "issuer" as set forth in the restrictions above. Under the Investment Company Act's requirements for diversification, as to 75% of its total assets, the Fund cannot invest more than 5% of its total assets in the securities of any one issuer (other than the U.S.
government, its agencies or instrumentalities) nor can it own more than 10%
of an issuer's voting securities. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer.
However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about the portfolio securities holdings of the Funds by employees, officers and/or directors of the Manager, Distributor, and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a)
conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the
Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q, which are publicly available at the SEC. In addition, the top 10 or more holdings shall be posted on the OppenheimerFunds' website at www.oppenheimerfunds.com in the "Fund Profiles" section. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a 15-day lag.

      Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, such need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the portfolio securities that portfolio managers are trading in on the Fund's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the
Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be
"compensation" or "consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below.
If they have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and

o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      Complete Fund portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or
Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),

o     The Fund's certified public accountants and independent registered public accounting firm,

o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and

o     Dealers, to obtain bids (price quotations, if securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.  Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund.  Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's
Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by a Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner

      Portfolio holdings information (which may include information on a
Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisors of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to a confidentiality agreement),
o     Investment bankers in connection with merger discussions (but only pursuant to confidentiality agreements)

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

      The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio.  In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer of the Fund and the Manager, Distributor,
and Transfer Agent (the "CCO") shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund
Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Companies and to the Boards as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

            -------------------------------------------------------
            A.G. Edwards & Sons         Keijser Securities
            -------------------------------------------------------
            -------------------------------------------------------
            ABG Securities              Kempen & Co. USA Inc.
            -------------------------------------------------------
            -------------------------------------------------------
            ABN AMRO                    Kepler Equities/Julius
                                        Baer Sec
            -------------------------------------------------------
            -------------------------------------------------------
            Advest                      KeyBanc Capital Markets
            -------------------------------------------------------
            -------------------------------------------------------
            AG Edwards                  Leerink Swan
            -------------------------------------------------------
            -------------------------------------------------------
            American Technology ResearchLegg Mason
            -------------------------------------------------------
            -------------------------------------------------------
            Auerbach Grayson            Lehman
            -------------------------------------------------------
            -------------------------------------------------------
            Banc of America Securities  Lehman Brothers
            -------------------------------------------------------
            -------------------------------------------------------
            Barclays                    Lipper
            -------------------------------------------------------
            -------------------------------------------------------
            Baseline                    Loop Capital Markets
            -------------------------------------------------------
            -------------------------------------------------------
            Bear Stearns                MainFirst Bank AG
            -------------------------------------------------------
            -------------------------------------------------------
            Belle Haven                 Makinson Cowell US Ltd
            -------------------------------------------------------
            -------------------------------------------------------
            Bloomberg                   Maxcor Financial
            -------------------------------------------------------
            -------------------------------------------------------
            BNP Paribas                 Merrill
            -------------------------------------------------------
            -------------------------------------------------------
            BS Financial Services       Merrill Lynch
            -------------------------------------------------------
            -------------------------------------------------------
            Buckingham Research Group   Midwest Research
            -------------------------------------------------------
            -------------------------------------------------------
            Caris & Co.                 Mizuho Securities
            -------------------------------------------------------
            -------------------------------------------------------
            CIBC World Markets          Morgan Stanley
            -------------------------------------------------------
            -------------------------------------------------------
            Citigroup                   Morningstar
            -------------------------------------------------------
            -------------------------------------------------------
            Citigroup Global Markets    Natexis Bleichroeder
            -------------------------------------------------------
            -------------------------------------------------------
            Collins Stewart             Ned Davis Research Group
            -------------------------------------------------------
            -------------------------------------------------------
            Craig-Hallum Capital Group  Nomura Securities
            LLC
            -------------------------------------------------------
            -------------------------------------------------------
            Credit Agricole Cheuvreux   Pacific Crest
            N.A. Inc.
            -------------------------------------------------------
            -------------------------------------------------------
            Credit Suisse First Boston  Pacific Crest Securities
            -------------------------------------------------------
            -------------------------------------------------------
            Daiwa Securities            Pacific Growth Equities
            -------------------------------------------------------
            -------------------------------------------------------
            Davy                        Petrie Parkman
            -------------------------------------------------------
            -------------------------------------------------------
            Deutsche Bank               Pictet
            -------------------------------------------------------
            -------------------------------------------------------
            Deutsche Bank Securities    Piper Jaffray Inc.
            -------------------------------------------------------
            -------------------------------------------------------
            Dresdner Kleinwort          Plexus
            Wasserstein
            -------------------------------------------------------
            -------------------------------------------------------
            Emmet & Co                  Prager Sealy & Co.
            -------------------------------------------------------
            -------------------------------------------------------
            Empirical Research          Prudential Securities
            -------------------------------------------------------
            -------------------------------------------------------
            Enskilda Securities         Ramirez & Co.
            -------------------------------------------------------
            -------------------------------------------------------
            Essex Capital Markets       Raymond James
            -------------------------------------------------------
            -------------------------------------------------------
            Exane BNP Paribas           RBC Capital Markets
            -------------------------------------------------------
            -------------------------------------------------------
            Factset                     RBC Dain Rauscher
            -------------------------------------------------------
            -------------------------------------------------------
            Fidelity Capital Markets    Research Direct
            -------------------------------------------------------
            -------------------------------------------------------
            Fimat USA Inc.              Robert W. Baird
            -------------------------------------------------------
            -------------------------------------------------------
            First Albany                Roosevelt & Cross
            -------------------------------------------------------
            -------------------------------------------------------
            First Albany Corporation    Russell Mellon
            -------------------------------------------------------
            -------------------------------------------------------
            Fixed Income Securities     Ryan Beck & Co.
            -------------------------------------------------------
            -------------------------------------------------------
            Fortis Securities           Sanford C. Bernstein
            -------------------------------------------------------
            -------------------------------------------------------
            Fox-Pitt, Kelton            Scotia Capital Markets
            -------------------------------------------------------
            -------------------------------------------------------
            Friedman, Billing, Ramsey   SG Cowen & Co.
            -------------------------------------------------------
            -------------------------------------------------------
            Fulcrum Global Partners     SG Cowen Securities
            -------------------------------------------------------
            -------------------------------------------------------
            Garp Research               Soleil Securities Group
            -------------------------------------------------------
            -------------------------------------------------------
            George K Baum & Co.         Standard & Poors
            -------------------------------------------------------
            -------------------------------------------------------
            Goldman                     Stone & Youngberg
            -------------------------------------------------------
            -------------------------------------------------------
            Goldman Sachs               SWS Group
            -------------------------------------------------------
            -------------------------------------------------------
            HSBC                        Taylor Rafferty
            -------------------------------------------------------
            -------------------------------------------------------
            HSBC Securities Inc         Think Equity Partners
            -------------------------------------------------------
            -------------------------------------------------------
            ING Barings                 Thomas Weisel Partners
            -------------------------------------------------------
            -------------------------------------------------------
            ISI Group                   UBS
            -------------------------------------------------------
            -------------------------------------------------------
            Janney Montgomery           Wachovia
            -------------------------------------------------------
            -------------------------------------------------------
            Jefferies                   Wachovia Corp
            -------------------------------------------------------
            -------------------------------------------------------
            Jeffries & Co.              Wachovia Securities
            -------------------------------------------------------
            -------------------------------------------------------
            JP Morgan                   Wescott Financial
            -------------------------------------------------------
            -------------------------------------------------------
            JP Morgan Securities        William Blair
            -------------------------------------------------------
            -------------------------------------------------------
            JPP Eurosecurities          Yieldbook
            -------------------------------------------------------
            -------------------------------------------------------
            Keefe, Bruyette & Woods
            -------------------------------------------------------

How the Fund Is Managed

Organization and History. The Fund is a series of Rochester Portfolio Series, which was organized in June 1991 as a Massachusetts business trust (the trust is referred to in this section as the "Trust"). The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund is currently the only series of the Trust.

      |X|   Classes of Shares. The Trustees are authorized, without
shareholder approval, to create new series and classes of shares.  The
Trustees may reclassify unissued shares of the Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has three classes of shares: Class A, Class B, and
Class C.  All classes invest in the same investment portfolio.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may do so from time to time on important matters or when required to do so by the Investment Company Act or other applicable law.
Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability.  The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under federal and Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee which is comprised solely of Independent Trustees.  The members of the Audit Committee are John Cannon,
Paul Y. Clinton (Chairman), Thomas W. Courtney, Robert G. Galli, Lacy B.
Herrmann and Brian Wruble.  The Audit Committee met 6 times during the Fund's fiscal year ended December 31, 2004.
The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm. The
Audit Committee also reviews the scope and results of audits and the audit fees charged and reviews reports from the Fund's independent registered public accounting firm concerning the Fund's internal accounting.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees and selecting and nominating Independent Trustees for election.  The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Fund.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The
Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees.

Trustees and Officers of the Fund. Each of the Trustees is an "Independent
Trustee" under the Investment Company Act. The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the
Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following Oppenheimer funds (except for Mr. Cannon who is only a Trustee of Rochester Fund Municipals, Limited-Term New York Municipal
Fund and Convertible Securities Fund) (referred to as "Board III Funds"):

Oppenheimer Quest For Value Funds, a
  series fund having the following three
  series:
  Oppenheimer Small Cap Value Fund,        Oppenheimer Quest  International Value
                                           Fund, Inc.
  Oppenheimer Quest Balanced Value Fund    Oppenheimer  Quest Capital Value Fund,
  and                                      Inc.
  Oppenheimer Quest Opportunity Value Fund Oppenheimer Quest Value Fund, Inc.
Rochester Portfolio Series, a series fund  Bond Fund Series, a series fund
  having one series: Limited-Term New        having one series: Oppenheimer
  York Municipal Fund                        Convertible Securities Fund
Rochester Fund Municipals                  Oppenheimer MidCap Fund

      In addition to being a trustee or director of the Board III Funds, Mr.
Galli is also a director or trustee of 24 other portfolios in the
OppenheimerFunds complex. Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other
Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

      Messrs. Fielding, Murphy, Vottiero, Wixted, Petersen, Miao, Gillespie,
Vandehey, and Zack, and Mses. Bloomberg and Ives who are officers of the
Fund, respectively hold the same offices of one or more of the other Board
III Funds as with the Fund. As of March 31, 2005, the Trustees and Officers
of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund.  The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each
Independent Trustee (and their immediate family members) do not own securities of either the Manager or Distributor of the Board III Funds or of
any entity directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                   Years;                                     Range of   Any of the
                   Other Trusteeships/Directorships Held by   Shares     Oppenheimer
Position(s) Held   Trustee;                                   BeneficiallFunds
with Fund, Length  Number of Portfolios in Fund Complex       Owned in   Overseen
of Service, Age    Currently Overseen by Trustee              the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2004
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Thomas W.          Principal  of  Courtney  Associates,  Inc. $0         $10,001-$50,000
Courtney,          (1982-Present)   (venture  capital  firm);
Chairman of the    former General  Partner of Trivest Venture
Board of Trustees, Fund  (private   venture   capital  fund);
Trustee since 1995 President   of    Investment    Counseling
Age: 71            Federated  Investors,   Inc.  (1973-1982);
                   Trustee   of   the   following    open-end
                   investment  companies:  Cash Assets Trust,
                   PIMCO  Advisors  VIT,  Tax  Free  Trust of
                   Arizona  and four  funds for the  Hawaiian
                   Tax Free Trust.  Oversees 10 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John Cannon,       Director,    Neuberger    Berman    Income $0         $10,001-$50,000
Trustee, since     Managers Trust,  Neuberger & Berman Income

1992               Funds   and   Neuberger    Berman   Trust,
Age: 75            (1995-present);  Neuberger  Berman  Equity

                   Funds  (November  2000-present);  Trustee,
                   Neuberger  Berman  Mutual  Funds  (October
                   1994-present);     formerly    held    the
                   following   positions  at  CDC  Investment
                   Advisors    (a    registered    investment
                   adviser):     Chairman    and    Treasurer
                   (December       1993-February       1996),
                   Independent  Consultant,  Chief Investment
                   Officer  (1996-June  2000) and  Consultant
                   and   director   (December   1993-February
                   1999).   Oversees  3  portfolios   in  the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Paul Y. Clinton,   Principal     of    Clinton     Management $0         Over
Trustee, since     Associates   (a   financial   and  venture            $100,000
1995               capital  consulting firm)  (1996-present);
Age: 74            Trustee of PIMCO  Advisors  VIT  (open-end
                   investment  company);  former  director or
                   trustee   of   the   following    open-end
                   investment  companies:  OCC Cash Reserves,
                   Inc.  (1989-December  2002),  Capital Cash
                   Management  Trust  (1979-December   2004),
                   Prime Cash Fund and  Narragansett  Insured
                   Tax-Free   Income   Fund    (1996-December
                   2004).   Oversees  10  portfolios  in  the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Galli,   A   trustee   or    director    of   other $0         Over
Trustee since 1998 Oppenheimer funds.  Oversees 34 portfolios            $100,000
Age: 71            in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lacy B. Herrmann,  Chairman or Chairman Emeritus of the       $0         $10,001-$50,000
Trustee since 1995 Board of Trustees and President of Aquila
Age: 75            Management Corporation, the sponsoring
                   organization and parent of the manager,
                   administrator, adviser and/or sub-adviser
                   of 11 funds in the Aquila(sm) fund
                   complex; Chairman (since 2004) and Chief
                   Executive Officer (1986-2004) of Aquila
                   Investment Management (sub-adviser and
                   administrator of funds in the Aquila fund
                   complex; Director of Aquila Distributors,
                   Inc., (since 1981) and formerly President
                   and Secretary (distributor of the above
                   funds); Trustee PIMCO Advisors VIT;
                   Trustee Emeritus of Brown University and
                   the Hopkins School. Oversees 10
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Wruble,      General Partner of Odyssey Partners,  L.P. $1-$10,000 Over
Trustee since 2001 (since  September  1996)  (hedge  funds in            $100,000
Age: 61            distribution    since    January    1997);
                   Director  of Special  Value  Opportunities
                   Fund,   LLC   (since    September   2004);
                   Investment   Advisory   Board  of   Zurich
                   Financial  Services  (since October 2004);
                   Board  of   Governing   Trustees   of  The
                   Jackson  Laboratory  (since  August  1990)
                   (non  profit);  Trustee of  Institute  for
                   Advanced    Study    (since    May   1992)
                   (educational institute).  Formerly Special
                   Limited  Partner  (January  1999-September
                   2004)  and  Managing   Principal  (through
                   December   1998)  of  Odyssey   Investment
                   Partners,      LLC     (private     equity
                   investment);     Trustee    of    Research
                   Foundation     of     AIMR     (2000-2002)
                   (investment     research,     non-profit);
                   Governor,  Jerome Levy Economics Institute
                   of  Bard  College  (August  1990-September
                   2001)  (economics  research);  Director of
                   Ray &  Berendtson,  Inc.  (May  2000-April
                   2002)  (executive  search firm).  Oversees
                   10  portfolios  in  the   OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Murphy, Zack, Gillespie and Miao and Ms. Bloomberg, Two World
Financial Center, 225 Liberty Street, New York, NY 10281-1008, for Messrs.
Vandehey, Vottiero, Petersen and Wixted and Ms. Ives, 6803 S. Tucson Way,
Centennial, CO 80112-3924, and for Mr. Fielding, 350 Linden Oaks, Rochester,
NY 14625. Each Officer serves for an indefinite term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Ronald H. Fielding,     Senior Vice  President of the Manager  (since January 1996);

Vice President and      Chairman of the  Rochester  Division  of the  Manager  since

Portfolio Manager       January   1996;   an  officer  of  10   portfolios   in  the
since 1996              OppenheimerFunds complex.
Age: 56

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,         Chairman,  Chief Executive  Officer and director (since June
President since 2001    2001) and President  (since  September 2000) of the Manager;
Age: 55                 President  and a director  or  trustee of other  Oppenheimer funds;  President  and  a  director  (since  July  2001)  of
                        Oppenheimer  Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer  Partnership  Holdings,  Inc. (a holding  company  subsidiary  of the  Manager);  a  director
                        (since November 2001) of OppenheimerFunds  Distributor, Inc.
                        (a  subsidiary  of the  Manager);  Chairman  and a  director
                        (since  July  2001) of  Shareholder  Services,  Inc.  and of
                        Shareholder   Financial   Services,   Inc.  (transfer  agent
                        subsidiaries  of  the  Manager);  President  and a  director
                        (since  July  2001) of  OppenheimerFunds  Legacy  Program (a charitable  trust program  established  by the  Manager);  a director of the following  investment advisory  subsidiaries of the Manager:  OFI Institutional  Asset Management,  Inc.,
                        Centennial Asset Management Corporation,  Trinity Investment
                        Management Corporation and Tremont Capital Management,  Inc.
                        (since  November   2001),   HarbourView   Asset   Management
                        Corporation  and OFI Private  Investments,  Inc. (since July
                        2001);  President  (since  November  1, 2001) and a director
                        (since  July 2001) of  Oppenheimer  Real  Asset  Management,
                        Inc.;  Executive  Vice  President  (since  February 1997) of
                        Massachusetts  Mutual Life Insurance  Company (the Manager's
                        parent  company);  a  director  (since  June  1995)  of  DLB
                        Acquisition  Corporation  (a holding  company  that owns the shares of Babson  Capital  Management  LLC); a member of the
                        Investment  Company  Institute's Board of Governors (elected to serve from October 3, 2003 through  September  30, 2006).
                        Formerly,   Chief  Operating  Officer  (September  2000-June
                        2001)  of  the  Manager;  President  and  trustee  (November
                        1999-November  2001)  of  MML  Series  Investment  Fund  and
                        MassMutual Select Funds (open-end investment  companies);  a
                        director   (September   1999-August   2000)  of  C.M.   Life
                        Insurance  Company;  President,  Chief Executive Officer and
                        director (September  1999-August 2000) of MML Bay State Life
                        Insurance    Company.     Oversees    62    portfolios    as
                        Trustee/Director and 20 additional  portfolios as Officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mark S. Vandehey,       Senior Vice  President and Chief  Compliance  Officer (since
Vice President and      March  2004) of the  Manager;  Vice  President  (since  June
Chief Compliance        1983)  of  OppenheimerFunds  Distributor,  Inc.,  Centennial
Officer since 2004      Asset Management Corporation and Shareholder Services,  Inc.
Age:  54                Formerly  (until  February 2004) Vice President and Director

                        of  Internal  Audit  of  the  Manager.   An  officer  of  82
                        portfolios in the Oppenheimer funds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 1999    the  Manager;  Treasurer  of  HarbourView  Asset  Management
Age: 45                 Corporation,    Shareholder   Financial   Services,    Inc.,

                        Shareholder   Services,   Inc.,   Oppenheimer   Real   Asset
                        Management   Corporation,    and   Oppenheimer   Partnership
                        Holdings,   Inc.   (since  March   1999),   of  OFI  Private
                        Investments,  Inc. (since March 2000),  of  OppenheimerFunds
                        International  Ltd.  and  OppenheimerFunds  plc  (since  May
                        2000), of OFI Institutional  Asset  Management,  Inc. (since
                        November 2000),  and of  OppenheimerFunds  Legacy Program (a
                        Colorado   non-profit   corporation)   (since   June  2003);
                        Treasurer and Chief  Financial  Officer  (since May 2000) of
                        OFI  Trust  Company  (a  trust  company  subsidiary  of  the
                        Manager);   Assistant   Treasurer   (since  March  1999)  of
                        Oppenheimer  Acquisition Corp.  Formerly Assistant Treasurer
                        of   Centennial   Asset   Management    Corporation   (March
                        1999-October  2003)  and  OppenheimerFunds   Legacy  Program
                        (April  2000-June  2003). An officer of 82 portfolios in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian Petersen,         Assistant  Vice  President of the Manager since August 2002;
Assistant Treasurer     formerly   Manager/Financial  Product  Accounting  (November

since 2004              1998-July 2002) of the Manager.  An officer of 82 portfolios
Age: 34                 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,        Vice  President/Fund  Accounting  of the Manager since March
Assistant Treasurer     2002.  Formerly Vice  President/Corporate  Accounting of the

since 2002              Manager (July 1999-March  2002). An officer of 82 portfolios
Age: 41                 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,         Executive  Vice  President  (since January 2004) and General
Secretary since 2001    Counsel  (since  February  2002)  of  the  Manager;  General
Age: 56                 Counsel  and  a  director   (since  November  2001)  of  the

                        Distributor;   General  Counsel  (since  November  2001)  of
                        Centennial   Asset  Management   Corporation;   Senior  Vice
                        President  and  General  Counsel  (since  November  2001) of
                        HarbourView  Asset  Management  Corporation;  Secretary  and
                        General   Counsel  (since   November  2001)  of  Oppenheimer
                        Acquisition  Corp.;   Assistant  Secretary  and  a  director
                        (since October 1997) of OppenheimerFunds  International Ltd.
                        and  OppenheimerFunds  plc;  Vice  President  and a director
                        (since November 2001) of Oppenheimer  Partnership  Holdings,
                        Inc.; a director (since  November 2001) of Oppenheimer  Real
                        Asset  Management,  Inc.;  Senior  Vice  President,  General
                        Counsel and a director  (since November 2001) of Shareholder
                        Financial Services,  Inc.,  Shareholder Services,  Inc., OFI
                        Private  Investments,  Inc.  and  OFI  Trust  Company;  Vice
                        President (since November 2001) of  OppenheimerFunds  Legacy
                        Program;  Senior Vice  President and General  Counsel (since
                        November 2001) of OFI Institutional Asset Management,  Inc.;
                        a  director  (since  June 2003) of  OppenheimerFunds  (Asia)
                        Limited.  Formerly Senior Vice President (May  1985-December
                        2003), Acting General Counsel (November  2001-February 2002)
                        and Associate  General  Counsel (May  1981-October  2001) of
                        the Manager;  Assistant  Secretary of Shareholder  Services,
                        Inc.  (May  1985-November   2001),   Shareholder   Financial
                        Services,    Inc.   (November   1989-November   2001);   and
                        OppenheimerFunds  International Ltd. (October  1997-November
                        2001).  An officer of 82 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel  and
Assistant Secretary     Assistant  Secretary  (since  October  2003) of the Manager;
since 2001              Vice President  (since 1999) and Assistant  Secretary (since
Age: 39                 October  2003)  of  the  Distributor;   Assistant  Secretary

                        (since   October  2003)  of  Centennial   Asset   Management
                        Corporation;  Vice President and Assistant  Secretary (since
                        1999) of Shareholder  Services,  Inc.;  Assistant  Secretary
                        (since  December  2001) of  OppenheimerFunds  Legacy Program and of Shareholder  Financial  Services,  Inc..  Formerly an
                        Assistant Counsel (August  1994-October 2003). An officer of
                        82 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Lisa I. Bloomberg,      Vice  President and  Associate  Counsel of the Manager since
Assistant Secretary     May  2004;  formerly  First  Vice  President  and  Associate
since 2004              General  Counsel of UBS Financial  Services Inc.  (formerly,
Age:  37                PaineWebber  Incorporated)  (May  1999  -  April  2004).  An

                        officer of 82 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior  Vice  President  and Deputy  General  Counsel of the
Assistant Secretary     Manager since  September 2004.  Formerly Mr.  Gillespie held
since 2004              the  following   positions  at  Merrill   Lynch   Investment
Age:  41                Management:  First  Vice  President  (2001-September  2004);
                        Director  (from  2000) and Vice  President  (1998-2000).  An officer of 82 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Wayne Miao,             Assistant  Vice  President  and  Assistant  Counsel  of  the
Assistant Secretary     Manager since June 2004.  Formerly an Associate  with Sidley
since 2004              Austin  Brown & Wood LLP  (September  1999 - May  2004).  An
Age:  32                officer of 82 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

Remuneration of Trustees. The officers of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The Trustees of the Fund received the compensation shown below from the Fund during the Fund's fiscal year ended December 31, 2004. The compensation from all 10 of the Board III
Funds (including the Fund) represents compensation received for serving as a director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year 2004. The amounts shown for Mr.
Cannon relate solely to Rochester Fund Municipals, Limited Term New York
Municipal Fund and Oppenheimer Convertible Securities Fund, as Mr. Cannon
serves as Trustee of those Board III Funds only.

---------------------------------------------------------------------------------
Trustee Name and       Aggregate    Retirement    Estimated          Total
                                                                 Compensation
                                                                   From All
                                     Benefits       Annual        Oppenheimer
                                    Accrued as    Retirement    Funds For Which

Other Fund                           Part of     Benefits to      Individual
Position(s)          Compensation      Fund      be Paid Upon      Serves As
(as applicable)       From Fund1     Expenses    Retirement2   Trustee/Director3

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Courtney      $16,285      $16,942       $78,862         $121,000

Board Chairman and
Audit Committee
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Cannon             $12,335       $8,332       $24,5334        $36,0544

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Y. Clinton

Audit Committee         $15,511      $19,285       $76,994         $116,0005
Chairman

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Galli

Audit Committee         $14,435      $11,123       $80,9235        $237,3126
Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lacy B. Herrmann

Audit Committee         $14,735      $15,494       $74,648         $111,0008
Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Wruble

Audit Committee         $14,735       $7,134       $22,238         $111,000
Member

---------------------------------------------------------------------------------
1.    Aggregate Compensation From Fund includes fees and deferred compensation, if any, for a Trustee.
2.    Estimated Annual Retirement Benefits to be Paid Upon Retirement is
   based on a straight life payment plan election with the assumption that a trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirements plan benefits as described below under
   "Retirement Plan for Trustees."

3.    Total Compensation From Fund and Fund Complex includes fees, deferred compensation (if any) and accrued retirement benefits (if any).
4.    Total Compensation and Estimated Annual Retirement Benefits for Mr.
   Cannon are for serving as a Trustee of the Fund and two other funds in the
   Complex.
5.    Includes $43,933 estimated to be paid to Mr. Galli for serving as trustee or director of 25 other Oppenheimer funds (at December 31, 2004)
   that are not Board III Funds.
   Includes $129,312 paid to Mr. Galli for serving as trustee or director of
   25 other Oppenheimer funds (at December 31, 2004) that are not Board III
   Funds.

|X|   Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as Trustee for any of the Board III Funds listed above for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service.

|X|   Deferred Compensation Plan for Trustees. The Board of Trustees has
adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X|   Major Shareholders. As of March 31, 2005, the only persons who owned of record or who were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:
      Citgroup Global Markets Inc., 109801250, Attn Cindy Tempesta, 7th
      Floor, 333 West 34th Street, New York, NY 10001-2483, which owned
      91,590,185.963 Class A shares (13.56% of the outstanding Class A
      Shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of its customers, Attn Fund Admin/977/T4, 4800 Deer Lake Drive, E FL 3,
      Jacksonville, FL  32246-6484, which owned 73,179,590.875 Class A shares
      (10.83% of the outstanding Class A shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of its customers, Attn Fund Admin, 4800 Deer Lake Drive, E FL 3, Jacksonville,
      FL  32246-6484, which owned 14,969,131.026 Class B shares (12.22% of the outstanding Class B shares).

      Citigroup Global Markets Inc., 109801250, Attn Cindy Tempesta, 7th
      Floor, 333 West 34th Street, New York, NY 10001-2483, which owned
      12,103,908.953 Class B shares (9.88% of the outstanding Class B Shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of its customers, Attn Fund Admin, 4800 Deer Lake Drive, E FL 3, Jacksonville,
      FL  32246-6484, which owned 96,800,650.722 Class C shares (30.40% of the outstanding Class C shares).

      Citigroup Global Markets Inc., 109801250, Attn Cindy Tempesta, 7th
      Floor, 333 West 34th Street, New York, NY 10001-2483, which owned
      36,878,888.898 Class C shares (11.58% of the outstanding Class C
      Shares).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      |X|   Code of Ethics. The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained, after paying a
           ------------------
duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
-------------------
Washington, D.C. 20549-0102.

      Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund.  The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and OFI where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of a company soliciting the proxy. The Fund's Portfolio Proxy Voting
Guidelines on routine and non-routine proxy proposals are summarized below.

o     The Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o     In general, the Fund opposes anti-takeover proposals and supports elimination of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
            The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at  1.800.525-7048 and (ii) on the
SEC's website at www.sec.gov.
                 -----------

      |X|   The Investment Advisory Agreement. The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the
Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the
Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years are listed further below.

--------------------------------------------------------------------------------
The  investment  advisory  agreement  states  that  in the  absence  of  willful misfeasance,  bad faith,  gross negligence in the performance of its duties,  or reckless disregard for its obligations and duties under the investment  advisory agreement, the Manager is not liable for any loss the Fund sustains by reason of good faith  errors or  omissions  on its part with  respect to any of its duties under the agreement.

     The  agreement  permits  the Manager to act as  investment  advisor for any other  person,  firm  or  corporation  and  to use  the  name  "Oppenheimer"  in connection  with other  investment  companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund,  the Manager may  withdraw the Fund's right to use the name
"Oppenheimer" as part of its name.

     o Accounting and Administrative  Services.  The Manager provides accounting
and  administrative   services  to  the  Fund  pursuant  to  an  Accounting  and
Administration   Agreement  approved  by  the  Board  of  Trustees.  Under  that agreement,  the  Manager  maintains  the  general  ledger  accounts  and records relating to the Fund's business and calculates the daily net asset values of the
Fund's shares. The Accounting and Administrative  Services fees paid by the Fund to the Manager during its last three fiscal years are listed below.

                        Management Fee            Accounting and Administrative
                        Paid to                   Serivces Fee Paid to
Fiscal Year Ended 12/31 OppenheimerFunds, Inc.    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2002                 $9,423,561                       $699,603
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2003                $13,256,882                       $993,895
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2004                $13,890,900                      $1,042,720

-------------------------------------------------------------------------------

         |X|      Annual Approval of Investment Advisory Agreement. Each
year, the Board of Trustees including a majority of the Independent Trustees is required to approve the renewal of the investment advisory agreement. The
Investment Company Act requires that the Board request and evaluate and the
Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the
         Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities
         Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The
Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation, the Board, including the Independent
Trustees, concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Portfolio Managers. The Fund's portfolio is managed by Ronald H. Fielding and a team of investment professionals including Daniel G. Loughran, Scott
Cottier and Troy Willis (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

        Other Accounts Managed.  In addition to managing the Fund's investment portfolio, Messrs. Fielding, Loughran, Cottier and Willis also manage other investment portfolios and other accounts on behalf of the
Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by Messrs. Fielding, Loughran,
Cottier and Willis as of December 31, 2004.  No account has a performance-based advisory fee:

----------------------------------------------------------------------------------

Portfolio        Registered     Total     Other        Total    Other   Total
                                                     Assets in
                              Assets in                Other
                              Registered  Pooled      Pooled             Assets
                 Investment   Investment  InvestmentInvestment          in Other
                  Companies   Companies   Vehicles   Vehicles   AccountsAccounts
Manager            Managed     Managed*    Managed   Managed*   Managed Managed*

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Ronald H.
Fielding             10       $15,466.1     None        $0       None      $0

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Daniel G.
Loughran             10       $15,466.1     None        $0       None      $0

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Scott Cottier        10       $15,466.1     None        $0       None      $0

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Troy Willis          10       $15,466.1     None        $0       None      $0

----------------------------------------------------------------------------------

   * In millions.

As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies.  For example the
Portfolio Managers may need to allocate investment opportunities between the
Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the
Fund, or he may manage funds or accounts with different investment objectives and strategies.

     Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
are employed and compensated by the Manager, not the Fund. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors.  The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of
December 31, 2004, the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.  Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent.
The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  The Lipper benchmark with respect to the
Fund is Lipper New York Municipal Debt Funds.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The
Portfolio Managers' compensation is not based on the total value of the
Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio Managers.  The compensation structure of the other funds managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

      Ownership of Fund Shares.  As of December 31, 2004, the
Portfolio Managers did not beneficially own any shares of the Fund.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act) that, in the Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution"
refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding.
However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.  The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by (1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees  has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.
Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.

      The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates. Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities.
When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the
Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received by the
Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

----------------------------------------------------------------
  Fiscal Year Ended    Total Brokerage Commissions Paid by the
        12/31                           Fund1
----------------------------------------------------------------
----------------------------------------------------------------
         2002                            None
----------------------------------------------------------------
----------------------------------------------------------------
         2003                            None
----------------------------------------------------------------
----------------------------------------------------------------

         2004                            None

----------------------------------------------------------------
1.    Amounts do not include spreads or commissions on principal amounts on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------------------------------------------
Fiscal    Aggregate     Class A      Concessions    Concessions  Concessions
          Front-End     Front-End
Year      Sales         Sales        on Class A     on Class B   on Class C
Ended     Charges       Charges      Shares         Shares       Shares
12/31:    on Class A    Retained by  Advanced by    Advanced by  Advanced by
          Shares        Distributor  Distributor1   Distributor1 Distributor1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2002     $8,438,943    $1,591,809    $1,190,564    $5,756,847   $6,360,590
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2003     $4,776,254     $801,242      $532,187     $2,519,276   $2,849,878
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  2004     $4,897,549    $1,032,487     $502,028     $1,087,251   $2,286,396

-------------------------------------------------------------------------------
1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

----------------------------------------------------------------
Fiscal     Class A           Class B          Class C
                             Contingent
           Contingent        Deferred Sales   Contingent
Year       Deferred Sales    Charges          Deferred Sales
Ended      Charges Retained  Retained by      Charges Retained
12/31:     by Distributor    Distributor      by Distributor
----------------------------------------------------------------
----------------------------------------------------------------
   2002        $149,891          $431,711         $330,896
----------------------------------------------------------------
----------------------------------------------------------------
   2003        $180,171          $996,625         $521,743
----------------------------------------------------------------
----------------------------------------------------------------

   2004         $26,254          $803,375         $226,138

----------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings.  The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the intermediaries or for hosting client seminars or meetings at which the Fund is discussed.  In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so.
The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended December 31, 2004 payments under the Class A plan totaled $5,008,564 of which $18,356 was retained by the Distributor under the arrangement described above, and included $77,149 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the
Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs or allocation of overhead.

      |X|   Class B and Class C Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. Class B or Class C shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B and Class C shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------
  Distribution Fees Paid to the Distributor for the Fiscal Year Ended 12/31/04
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan    $4,274,044    $3,292,5401       $3,986,029           0.95%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan   $10,088,107    $2,039,5772       $17,499,485          1.68%

---------------------------------------------------------------------------------

1.    Includes  $7,638  paid  to an  affiliate  of  the  Distributor's  parent company.
2.    Includes  $57,599  paid  to an  affiliate  of the  Distributor's  parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on
payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value"
and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.
|X|   Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.
It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

 Standardized Yield = 2a-b +1)6 -1]
                       ---
                     [(
                       cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o     Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to  compare  the tax  effects  of income  derived from the Fund with income from taxable  investments at the tax rates  stated.  Your tax  bracket  is  determined  by your  federal  and state taxable  income (the net amount  subject to federal and state income tax after deductions and exemptions).

--------------------------------------------------------------------------------
The Fund's Yields for the 30-Day Periods Ended 12/31/2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class of    Standardized Yield      Dividend Yield       Tax-Equivalent Yield

                                                           (40.01%Combined

                                                         Federal/New York Tax
Shares                                                         Bracket)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          Without     After      Without    After      Without      After
          Sales       Sales      Sales      Sales                   Sales
          Charge      Charge     Charge     Charge     Sales Charge Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A      3.21%      3.10%      4.32%      4.17%       5.36%        5.17%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B      2.43%       N/A       3.35%       N/A        4.05%         N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C      2.46%       N/A       3.41%       N/A        4.10%         N/A

--------------------------------------------------------------------------------

1. The  tax-equivalent  yield  calculation  assumes that the investor is taxed just below the highest federal income tax bracket  (currently 35%) and also assumes the 2004 combined  federal and New York State rates  (regardless of whether a switch to non-taxable  investments would cause a lower bracket to apply).

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 3.50%  (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown 4.0% in the first year, 3.0% in the second year, 2.0% in the third and fourth years, 1.0% in the fifth year, and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period.
o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

    ERV      - 1  Average Annual Total
          l/n     Return
    ------
      P

            Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

            Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

  ERV - P   = Total Return
------------
     P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-----------------------------------------------------------------------------------
The Fund's Total Returns for the Periods Ended 12/31/2004
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class of  Cumulative Total               Average Annual Total Returns
               Returns
            (10 Years or
           life-of-class,
Shares        if less)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
                                 1-Year            5-Year            10-Year
                                                                (or life of class)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
          After    Without  After     Without After     Without  After    Without
          Sales    Sales    Sales     Sales   Sales     Sales    Sales    Sales
           Charge   Charge   Charge   Charge   Charge    Charge   Charge   Charge
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class A1   66.05%   72.07%    1.10%    4.77%    4.89%    5.64%    5.20%    5.58%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class B   40.43%2  40.43%2   -0.36%    3.65%    4.60%    4.77%    4.53%2   4.53%2

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class C   38.41%3  38.41%3    3.00%    4.00%    4.85%    4.85%    4.33%3   4.33%3

-----------------------------------------------------------------------------------

1. Inception of Class A:      9/18/91
2. Inception of Class B:      5/1/97
3. Inception of Class C:      5/1/97

---------------------------------------------------------------------------
   Average Annual Total Returns for Class A Shares (After Sales Charge)
                     For the Periods Ended 12/31/2004
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                1-Year         5-Year          10-Year
---------------------------------------------------------------------------
---------------------------------------------------------------------------

After Taxes on Distributions     1.10%          4.89%           5.20%

---------------------------------------------------------------------------
---------------------------------------------------------------------------

After Taxes on                   2.21%          4.86%           5.17%

Distributions and
Redemption of Fund Shares
---------------------------------------------------------------------------

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized
independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The
Fund is ranked among muni short-term funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
                     ---
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange (the "Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

      |X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund           Oppenheimer New Jersey Municipal Fund
Oppenheimer Champion Income Fund          Oppenheimer Pennsylvania Municipal Fund

                                          Oppenheimer   Principal  Protected  Main

Oppenheimer Convertible Securities Fund   Street Fund

                                          Oppenheimer   Principal  Protected  Main

Oppenheimer Core Bond Fund                Street Fund II

                                          Oppenheimer   Principal  Protected  Main

Oppenheimer Developing Markets Fund       Street Fund III
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Balanced Fund

                                          Oppenheimer  Quest  Capital  Value Fund,

Oppenheimer Discovery Fund                Inc.

                                          Oppenheimer  Quest  International  Value

Oppenheimer Emerging Growth Fund          Fund, Inc.
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Asset Fund
Oppenheimer Global Fund                   Oppenheimer Real Estate Fund

                                          Oppenheimer      Rochester      National

Oppenheimer Global Opportunities Fund     Municipals
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Select Value Fund
Oppenheimer Growth Fund                   Oppenheimer Senior Floating Rate Fund
Oppenheimer High Yield Fund               Oppenheimer Small Cap Value Fund
Oppenheimer International Bond Fund       Oppenheimer Strategic Income Fund
Oppenheimer International Growth Fund     Oppenheimer Total Return Bond Fund
Oppenheimer  International  Small Company
Fund                                      Oppenheimer U.S. Government Trust
Oppenheimer International Value Fund      Oppenheimer Value Fund
Oppenheimer   Limited   Term   California
Municipal Fund                            Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

   Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other
   Oppenheimer funds during a 13-month period. The total amount of your purchases of Class A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter. Class A shares of Oppenheimer Money Market
   Fund and Oppenheimer Cash Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

         A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and Class C shares of the Fund and other Oppenheimer funds during a
   13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The
   Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the
   Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without a sales charge) do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,

(b)   Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A, Class B or Class C shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of
Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

The Distributor will not accept a purchase order of $100,000 or more for
Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

Class B or Class C shares may not be purchased by an investor directly from the Distributor without designating another registered broker-dealer.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

   Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all
      Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum
      Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
      Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
      Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
      programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

To access account documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com or call
                                 ------------------------
1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this
Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement regarding holidays and days when the market may close early is available on the Exchange's website at www.nyse.com.

      Dealers other than Exchange members may conduct trading in municipal securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded or on
Nasdaq(R), as applicable, as determined by a pricing service approved by the
Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq(R)on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq(R)on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call written by the Fund is exercised, the proceeds are increased by the premium received. If a call written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
           redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional
Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt
                                             Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust             Oppenheimer Money Market Fund,
                                             Inc.

   The following funds do not offer Class N shares:

   Oppenheimer AMT-Free Municipals           Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free New York Municipals  Oppenheimer Principal Protected Main
                                             Street Fund II
   Oppenheimer California Municipal Fund     Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer International Value Fund      Oppenheimer Rochester National
                                             Municipals
   Oppenheimer Limited Term California       Limited Term New York Municipal Fund
   Municipal Fund
   Oppenheimer Money Market Fund, Inc.       Oppenheimer Senior Floating Rate Fund
   Oppenheimer Limited Term Municipal Fund   Rochester Fund Municipals

   The following funds do not offer Class Y shares:
   Limited Term New York Municipal Fund     Oppenheimer International Small Company
                                            Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer New Jersey Municipal Fund
   Oppenheimer Balanced Fund                Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer California Municipal Fund    Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Capital Income Fund          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Champion Income Fund         Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Rochester National Municipals
   Oppenheimer Developing Markets Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Small Cap Value Fund
   Oppenheimer International Growth Fund    Oppenheimer Total Return Bond Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund III until after the expiration of the warranty period
      (12/06/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

          Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Limited-Term Government Fund, Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

         With respect to Class B shares of Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer
Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares.
Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.
      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated  Investment  Company.  The Fund has elected to be  taxed as a  regulated  investment  company  under  Subchapter  M of the
Internal  Revenue  Code  of  1986,  as  amended.  As  a  regulated  investment company,  the Fund is not subject to federal  income tax on the portion of its net  investment  income  (that  is,  taxable  interest,  dividends,  and other taxable  ordinary  income,  net of expenses) and capital gain net income (that is, the excess of net  long-term  capital  gains over net  short-term  capital losses) that it distributes to shareholders.

      If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Fund's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations as defined in Section 103(a) of the
Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes.
To the extent the Fund fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

       Distributions in excess of the Fund's earnings and profits would constitute a return of capital and would first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, would constitute capital gains to such a holder (assuming the shares are held as a capital asset).

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      In any year in which the Fund qualifies as a regulated investment company under the Internal Revenue Code, the Fund will also be exempt from
New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt-interest dividends that will be exempt from
New York State and New York City personal income taxes. That exemption applies to the extent that the Fund's distributions are attributable to interest on New York municipal securities. Distributions from the Fund attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York State and New York City personal income taxes as ordinary income.

      Distributions by the Fund from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining New York corporate franchise tax and New
York City general corporation tax for corporate shareholders of the Fund.
Additionally, certain distributions paid to corporate shareholders of the
Fund may be includable in income subject to the New York alternative minimum tax.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification
                                            -------
number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person (to include,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or
business.   Typically,   ordinary   income   dividends   paid  (not  including
exempt-interest  dividends  paid  by the  Fund)  from a  mutual  fund  are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund.  KPMG LLP audits the Fund's financial statements and performs other related audit services.
KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ROCHESTER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Limited
Term New York Municipal Fund, (the sole portfolio constituting Rochester
Portfolio Series), including the statement of investments, as of December 31,
2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Limited Term New York Municipal Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 8, 2005

STATEMENT OF INVESTMENTS  December 31, 2004
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--100.5%
----------------------------------------------------------------------------------------------------------------------------
NEW YORK--86.1%
$     785,000    Albany County Airport Authority                     5.300%      12/15/2009     12/15/2007 2  $      847,321
----------------------------------------------------------------------------------------------------------------------------
       60,000    Albany County Airport Authority                     5.300       12/15/2015 7   12/15/2009 2          64,188
----------------------------------------------------------------------------------------------------------------------------
       90,000    Albany County Airport Authority                     5.375       12/15/2017     12/15/2007 2          96,586
----------------------------------------------------------------------------------------------------------------------------
    2,260,000    Albany County Airport Authority                     5.500       12/15/2019 7   12/15/2009 2       2,434,924
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Albany County IDA
                 (Albany College of Pharmacy)                        5.250       12/01/2019     12/01/2014 2       1,579,935
----------------------------------------------------------------------------------------------------------------------------
        5,000    Albany GO                                           7.000       01/15/2010     07/01/2005 2           5,020
----------------------------------------------------------------------------------------------------------------------------
      250,000    Albany Hsg. Authority                               6.250       10/01/2012 7   10/01/2007 2         259,120
----------------------------------------------------------------------------------------------------------------------------
      100,000    Albany IDA (Albany Law School)                      5.750       10/01/2030     10/01/2010 2         108,930
----------------------------------------------------------------------------------------------------------------------------
      220,000    Albany IDA (Albany Medical Center)                  5.600       05/01/2005     05/01/2005           220,803
----------------------------------------------------------------------------------------------------------------------------
    5,335,000    Albany IDA (Charitable Leadership)                  5.500       07/01/2011     07/13/2010 1       5,758,972
----------------------------------------------------------------------------------------------------------------------------
    8,810,000    Albany IDA (Charitable Leadership)                  6.000       07/01/2019 7   07/01/2013 2       9,522,377
----------------------------------------------------------------------------------------------------------------------------
    2,660,000    Albany IDA
                 (Daughters of Sarah Nursing Home)                   5.250       10/20/2021     04/20/2012 2       2,873,093
----------------------------------------------------------------------------------------------------------------------------
    1,590,000    Albany IDA (H. Johnson Office Park)                 4.750       03/01/2018 7   03/01/2008 3       1,592,910
----------------------------------------------------------------------------------------------------------------------------
       35,000    Albany IDA (Port of Albany)                         6.250       02/01/2005     02/01/2005            35,000
----------------------------------------------------------------------------------------------------------------------------
      125,000    Albany IDA
                 (University Heights-Albany Law School)              6.750       12/01/2019 7   12/01/2009 2         145,825
----------------------------------------------------------------------------------------------------------------------------
    1,655,000    Albany IDA
                 (University Heights-Albany Pharmacy)                6.750       12/01/2019 7   12/01/2009 2       1,983,335
----------------------------------------------------------------------------------------------------------------------------
       40,000    Albany IDA
                 (University Heights-Albany Pharmacy)                6.750       12/01/2029 7   12/01/2009 2          47,936
----------------------------------------------------------------------------------------------------------------------------
    1,935,000    Albany Municipal Water Finance Authority            5.250       12/01/2017     06/01/2008 2       2,089,374
----------------------------------------------------------------------------------------------------------------------------
    2,915,000    Albany Municipal Water Finance Authority            5.250       12/01/2020     06/01/2008 2       3,120,537
----------------------------------------------------------------------------------------------------------------------------
    3,235,000    Albany Municipal Water Finance Authority            5.250       12/01/2022     06/01/2008 2       3,463,100
----------------------------------------------------------------------------------------------------------------------------
    2,590,000    Albany Municipal Water Finance Authority            5.250       12/01/2023     06/01/2008 2       2,772,621
----------------------------------------------------------------------------------------------------------------------------
       20,000    Albany Parking Authority                            0.000 8     09/15/2005     09/15/2005            19,645
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Albany Parking Authority                            5.625       07/15/2020 7   07/15/2012 2       2,151,140
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Albany Parking Authority                            5.625       07/15/2025 7   07/15/2012 2       1,062,370
----------------------------------------------------------------------------------------------------------------------------
      140,000    Allegany County IDA
                 (Houghton College)                                  5.000       01/15/2010     01/15/2008 2         147,669
----------------------------------------------------------------------------------------------------------------------------
    4,380,000    Allegany County IDA
                 (Houghton College)                                  5.250       01/15/2018     01/15/2010 2       4,522,481
----------------------------------------------------------------------------------------------------------------------------
    2,505,000    Amherst IDA (Daemen College)                        5.750       10/01/2011     12/21/2008 1       2,762,689
----------------------------------------------------------------------------------------------------------------------------
      490,000    Amherst IDA
                 (Faculty-Student Assoc. of SUNY at Buffalo)         5.750       04/01/2016     04/01/2012 2         533,816
----------------------------------------------------------------------------------------------------------------------------
      420,000    Amherst IDA
                 (Faculty-Student Assoc. of SUNY at Buffalo)         5.750       04/01/2017 7   04/01/2012 2         455,381
----------------------------------------------------------------------------------------------------------------------------
      855,000    Andpress HDC (Andpress Plaza)                       6.600       01/15/2023 7   02/15/2005 2         855,941
----------------------------------------------------------------------------------------------------------------------------
       50,000    Arlington Central School District                   5.000       12/15/2015     12/15/2009 2          55,533

                    18 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,380,000    Arlington Central School District                   5.000%      12/15/2020     12/15/2012 2  $    1,470,790
----------------------------------------------------------------------------------------------------------------------------
       10,000    Arlington Central School District                   5.625       05/15/2022     05/15/2007 2          11,269
----------------------------------------------------------------------------------------------------------------------------
    6,940,000    Babylon IDA (WSNCHS East, Inc.)                     6.500       08/01/2019 7   08/01/2010 2       8,025,138
----------------------------------------------------------------------------------------------------------------------------
      320,000    Battery Park City Authority                         5.650       12/01/2013 7   06/01/2005 2         320,634
----------------------------------------------------------------------------------------------------------------------------
    2,435,000    Battery Park City Authority                         5.750       06/01/2023 7   06/01/2005 2       2,462,735
----------------------------------------------------------------------------------------------------------------------------
      500,000    Bethlehem Water System                              5.500       03/01/2022     03/01/2013 2         544,435
----------------------------------------------------------------------------------------------------------------------------
      320,000    Blauvelt Volunteer Fire Company                     6.000       10/15/2008     05/02/2007 1         319,581
----------------------------------------------------------------------------------------------------------------------------
      885,000    Brookhaven IDA (Alternatives for Children)          7.000       02/01/2013     07/09/2009 1         909,028
----------------------------------------------------------------------------------------------------------------------------
    1,415,000    Brookhaven IDA (Dowling College)                    6.500       11/01/2012     11/01/2012         1,447,913
----------------------------------------------------------------------------------------------------------------------------
      485,000    Brookhaven IDA (Stony Brook Foundation)             5.750       11/01/2008     05/27/2007 1         511,219
----------------------------------------------------------------------------------------------------------------------------
      415,000    Broome County COP                                   5.250       04/01/2022 7   04/01/2005 2         424,267
----------------------------------------------------------------------------------------------------------------------------
      440,000    Buffalo & Fort Erie Public Bridge Authority         5.750       01/01/2025     07/01/2005 2         445,531
----------------------------------------------------------------------------------------------------------------------------
       20,000    Buffalo & Fort Erie Public Bridge Authority         6.000       01/01/2015     07/01/2005 2          20,262
----------------------------------------------------------------------------------------------------------------------------
      375,000    Capital District Youth Center                       6.000       02/01/2017     02/01/2007 2         396,158
----------------------------------------------------------------------------------------------------------------------------
      200,000    Carnegie Redevelopment Corp. 9                      6.250       09/01/2005     09/01/2005           199,706
----------------------------------------------------------------------------------------------------------------------------
    1,550,000    Carnegie Redevelopment Corp. 9                      6.500       09/01/2011     05/17/2009 1       1,534,624
----------------------------------------------------------------------------------------------------------------------------
      435,000    Cattaraugus County IDA
                 (Jamestown Community College)                       6.000       07/01/2012 7   07/01/2010 2         483,998
----------------------------------------------------------------------------------------------------------------------------
    1,075,000    Chautaugua County Tobacco Asset
                 Securitization Corp.                                6.250       07/01/2016     07/01/2012 2       1,115,108
----------------------------------------------------------------------------------------------------------------------------
    1,840,000    Chautauqua County Tobacco Asset
                 Securitization Corp.                                6.000       07/01/2012     03/30/2009 4       1,931,595
----------------------------------------------------------------------------------------------------------------------------
    3,530,000    Chautauqua County Tobacco Asset
                 Securitization Corp.                                6.500       07/01/2024     07/01/2012 2       3,592,763
----------------------------------------------------------------------------------------------------------------------------
   18,160,000    Chautauqua County Tobacco Asset
                 Securitization Corp.                                6.750       07/01/2040     07/01/2012 2      18,506,856
----------------------------------------------------------------------------------------------------------------------------
    2,500,000    Clarence IDA (Bristol Village)                      6.000       01/20/2044     01/20/2013 2       2,707,700
----------------------------------------------------------------------------------------------------------------------------
      100,000    Clifton Park GO                                     5.100       02/01/2011     02/01/2005 2         100,147
----------------------------------------------------------------------------------------------------------------------------
      245,000    Clifton Springs Hospital & Clinic                   7.000       01/01/2005     01/01/2005           245,000
----------------------------------------------------------------------------------------------------------------------------
    4,195,000    Cortland County IDA
                 (Cortland Memorial Hospital)                        5.625       07/01/2024 7   07/01/2012 2       4,563,153
----------------------------------------------------------------------------------------------------------------------------
       30,000    Dutchess County GO                                  5.375       03/15/2014     03/15/2006 2          31,687
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Dutchess County IDA (Bard College)                  7.000       11/01/2017 7   05/01/2005 2       1,013,740
----------------------------------------------------------------------------------------------------------------------------
    5,205,000    Dutchess County IDA (Marist College)                5.150       07/01/2017     07/01/2013 2       5,521,412
----------------------------------------------------------------------------------------------------------------------------
    2,735,000    Dutchess County IDA
                 (Vassar Brothers Hospital)                          6.500       04/01/2020 7   04/01/2010 2       2,987,550
----------------------------------------------------------------------------------------------------------------------------
      515,000    East Rochester Hsg. Authority
                 (Gates Senior Hsg.)                                 5.200       04/20/2021     10/20/2013 2         531,403
----------------------------------------------------------------------------------------------------------------------------
    2,800,000    East Rochester Hsg. Authority
                 (Rochester St. Mary's Residence Facility)           5.375       12/20/2022 7   12/20/2015 2       3,005,212
----------------------------------------------------------------------------------------------------------------------------
      585,000    East Rochester Hsg. Authority
                 (St. John's Meadows)                                5.750       08/01/2037 7   08/01/2009 2         637,668

                    19 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     210,000    East Syracuse Hsg. Authority
                 (Bennett Manor Associates)                          6.700%      04/01/2021     04/01/2010 2  $      231,825
----------------------------------------------------------------------------------------------------------------------------
    1,875,000    Erie County GO                                      5.500       06/15/2025     06/15/2005 2       1,925,738
----------------------------------------------------------------------------------------------------------------------------
    2,510,000    Erie County GO                                      5.625       06/15/2020     06/15/2005 2       2,586,279
----------------------------------------------------------------------------------------------------------------------------
    1,300,000    Erie County IDA
                 (Buffalo City School District)                      5.750       05/01/2025     05/01/2014 2       1,482,741
----------------------------------------------------------------------------------------------------------------------------
    6,500,000    Erie County IDA
                 (Buffalo City School District)                      5.750       05/01/2026     05/01/2014 2       7,375,680
----------------------------------------------------------------------------------------------------------------------------
    2,090,000    Erie County IDA (Medaille College)                  6.875       10/01/2013     12/20/2009 1       2,154,038
----------------------------------------------------------------------------------------------------------------------------
      535,000    Erie County IDA (Medaille College)                  7.250       11/01/2010     07/14/2008 1         551,285
----------------------------------------------------------------------------------------------------------------------------
       25,000    Erie County Tobacco Asset
                 Securitization Corp.                                5.500       07/15/2012     07/15/2011 2          25,760
----------------------------------------------------------------------------------------------------------------------------
      665,000    Erie County Tobacco Asset
                 Securitization Corp.                                5.750       07/15/2013     07/15/2011 2         688,760
----------------------------------------------------------------------------------------------------------------------------
      500,000    Erie County Tobacco Asset
                 Securitization Corp.                                5.750       07/15/2014     07/15/2011 2         513,395
----------------------------------------------------------------------------------------------------------------------------
      100,000    Erie County Tobacco Asset
                 Securitization Corp.                                5.750       07/15/2015     07/15/2011 2         102,125
----------------------------------------------------------------------------------------------------------------------------
    7,935,000    Erie County Tobacco Asset
                 Securitization Corp.                                6.000       07/15/2020     09/16/2010 4       8,117,426
----------------------------------------------------------------------------------------------------------------------------
      620,000    Erie County Tobacco Asset
                 Securitization Corp.                                6.125       07/15/2030     06/07/2020 1         600,563
----------------------------------------------------------------------------------------------------------------------------
   16,825,000    Erie County Tobacco Asset
                 Securitization Corp.                                6.500       07/15/2024     07/15/2011 2      17,173,782
----------------------------------------------------------------------------------------------------------------------------
    3,025,000    Erie County Tobacco Asset
                 Securitization Corp.                                6.750       07/15/2040 7   07/15/2011 2       3,084,774
----------------------------------------------------------------------------------------------------------------------------
    1,250,000    Essex County IDA
                 (International Paper Company)                       5.800       12/01/2019     12/01/2007 2       1,289,900
----------------------------------------------------------------------------------------------------------------------------
       25,000    Fairport GO                                         5.000       05/15/2006     05/15/2005 2          25,055
----------------------------------------------------------------------------------------------------------------------------
    1,090,000    Franklin County IDA COP                             8.125       08/01/2006     04/27/2006 1       1,122,133
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Grand Central BID
                 (Grand Central District Management)                 5.000       01/01/2021     01/01/2014 2       1,054,460
----------------------------------------------------------------------------------------------------------------------------
      500,000    Grand Central BID
                 (Grand Central District Management)                 5.000       01/01/2022     01/01/2014 2         524,940
----------------------------------------------------------------------------------------------------------------------------
      500,000    Hempstead GO                                        5.000       07/01/2018     07/01/2014 2         517,200
----------------------------------------------------------------------------------------------------------------------------
    1,195,000    Hempstead GO                                        5.000       07/01/2019     07/01/2014 2       1,229,595
----------------------------------------------------------------------------------------------------------------------------
    1,635,000    Hempstead GO                                        5.250       07/01/2023     07/01/2014 2       1,698,193
----------------------------------------------------------------------------------------------------------------------------
    1,730,000    Hempstead GO                                        5.250       07/01/2024     07/01/2014 2       1,788,837
----------------------------------------------------------------------------------------------------------------------------
    1,700,000    Hempstead IDA (Adelphi University)                  5.750       06/01/2022 7   06/01/2012 2       1,877,191
----------------------------------------------------------------------------------------------------------------------------
      165,000    Hempstead IDA (Bristal Gardens)                     7.000       11/01/2013     11/01/2011 1         164,941
----------------------------------------------------------------------------------------------------------------------------
      225,000    Hempstead IDA (Bristal Gardens)                     7.000       11/01/2013     11/01/2009 2         230,427
----------------------------------------------------------------------------------------------------------------------------
      225,000    Hempstead IDA (Bristal Gardens)                     7.000       11/01/2013     11/01/2009 2         230,427
----------------------------------------------------------------------------------------------------------------------------
      320,000    Hempstead IDA (Bristal Gardens) 10                  7.000       11/01/2013     08/24/2010 1         327,050

                    20 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,350,000    Hempstead IDA (Hofstra University)                  5.800%      07/01/2015     07/01/2006 2  $    1,446,201
----------------------------------------------------------------------------------------------------------------------------
    1,685,000    Herkimer County IDA (Burrows Paper) 9               8.000       01/01/2009     07/31/2007 1       1,658,428
----------------------------------------------------------------------------------------------------------------------------
      685,000    Herkimer County IDA (College Foundation)            5.850       11/01/2010     06/28/2008 1         745,294
----------------------------------------------------------------------------------------------------------------------------
    1,910,000    Herkimer Hsg. Authority                             7.150       03/01/2011     09/01/2006 2       1,928,661
----------------------------------------------------------------------------------------------------------------------------
       15,000    Hudson HDC
                 (Providence Hall-Schuyler Court)                    6.400       07/01/2012 7   07/01/2005 2          15,027
----------------------------------------------------------------------------------------------------------------------------
    2,340,000    Hudson HDC
                 (Providence Hall-Schuyler Court)                    6.500       01/01/2025 7   07/01/2005 2       2,358,580
----------------------------------------------------------------------------------------------------------------------------
      230,000    Hudson IDA (Have, Inc.)                             7.125       12/01/2007     12/21/2006 1         227,454
----------------------------------------------------------------------------------------------------------------------------
      440,000    Hudson IDA (Hudson Fabrics)                         6.000       11/01/2012     05/27/2009 1         442,240
----------------------------------------------------------------------------------------------------------------------------
       25,000    Islip Res Rec                                       6.500       07/01/2009     07/01/2005 2          26,033
----------------------------------------------------------------------------------------------------------------------------
    2,990,000    Islip Res Rec, Series E                             5.625       07/01/2017     07/01/2014 2       3,329,903
----------------------------------------------------------------------------------------------------------------------------
    1,175,000    Islip Res Rec, Series E                             5.750       07/01/2019     07/01/2014 2       1,315,060
----------------------------------------------------------------------------------------------------------------------------
    2,485,000    Jamestown Hsg. Authority                            6.125       07/01/2010     06/08/2008 1       2,457,690
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Kenmore Hsg. Authority (SUNY at Buffalo)            5.500       08/01/2024     08/01/2011 2       1,067,370
----------------------------------------------------------------------------------------------------------------------------
   16,630,000    L.I. Power Authority                                5.750       12/01/2024 7   06/01/2008 2      18,199,706
----------------------------------------------------------------------------------------------------------------------------
   14,765,000    L.I. Power Authority, Series A                      5.000       12/01/2018     06/01/2008 2      15,847,717
----------------------------------------------------------------------------------------------------------------------------
    5,095,000    L.I. Power Authority, Series A                      5.125       12/01/2016     06/01/2008 2       5,506,421
----------------------------------------------------------------------------------------------------------------------------
      285,000    L.I. Power Authority, Series A                      5.125       12/01/2022 7   06/01/2008 2         306,036
----------------------------------------------------------------------------------------------------------------------------
    4,370,000    L.I. Power Authority, Series A                      5.250       12/01/2026 7   06/01/2010 2       4,571,413
----------------------------------------------------------------------------------------------------------------------------
   17,355,000    L.I. Power Authority, Series A                      5.250       12/01/2026     06/01/2008 2      18,530,801
----------------------------------------------------------------------------------------------------------------------------
    7,000,000    L.I. Power Authority, Series A                      5.250       12/01/2026     06/01/2008 2       7,474,250
----------------------------------------------------------------------------------------------------------------------------
       45,000    L.I. Power Authority, Series A                      5.300       12/01/2019     06/01/2008 2          49,091
----------------------------------------------------------------------------------------------------------------------------
       15,000    L.I. Power Authority, Series A                      5.500       12/01/2023     06/01/2008 2          16,365
----------------------------------------------------------------------------------------------------------------------------
   12,365,000    L.I. Power Authority, Series C                      5.500       09/01/2020     03/01/2008 2      13,167,118
----------------------------------------------------------------------------------------------------------------------------
    3,950,000    Lockport HDC                                        6.000       10/01/2018 7   10/01/2009 2       4,028,684
----------------------------------------------------------------------------------------------------------------------------
       75,000    Lowville GO                                         7.200       09/15/2007     09/15/2007            83,271
----------------------------------------------------------------------------------------------------------------------------
      560,000    Madison County IDA (Morrisville College)            6.750       07/01/2007     04/17/2006 1         571,054
----------------------------------------------------------------------------------------------------------------------------
    2,260,000    Madison County IDA
                 (Oneida Healthcare Center)                          5.500       02/01/2016     02/01/2011 2       2,449,569
----------------------------------------------------------------------------------------------------------------------------
      190,000    Medina Hsg. Corp.                                   8.250       08/15/2011 7   02/15/2005 2         190,414
----------------------------------------------------------------------------------------------------------------------------
      605,000    Middletown IDA
                 (Southwinds Retirement Home)                        5.875       03/01/2007     03/16/2006 1         598,956
----------------------------------------------------------------------------------------------------------------------------
    5,300,000    Monroe County COP                                   8.050       01/01/2011 7   07/01/2005 2       5,541,415
----------------------------------------------------------------------------------------------------------------------------
      695,000    Monroe County IDA (Canal Ponds)                     7.000       06/15/2013 7   06/15/2005 2         708,622
----------------------------------------------------------------------------------------------------------------------------
       25,000    Monroe County IDA
                 (Collegiate Hsg. Foundation--RIT)                   5.000       04/01/2010     04/01/2010            25,402
----------------------------------------------------------------------------------------------------------------------------
      420,000    Monroe County IDA
                 (Dayton Rogers Manufacturing)                       5.850       12/01/2006     06/05/2006 1         411,596
----------------------------------------------------------------------------------------------------------------------------
    1,285,000    Monroe County IDA
                 (DePaul Community Facilities)                       6.500       02/01/2024 7   02/01/2005 2       1,300,536
----------------------------------------------------------------------------------------------------------------------------
      590,000    Monroe County IDA (DePaul Properties)               5.900       09/01/2007     09/16/2006 1         577,769

                    21 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      60,000    Monroe County IDA
                 (Jewish Home of Rochester Senior Hsg.)              5.800%      04/01/2005     04/01/2005    $       60,254
----------------------------------------------------------------------------------------------------------------------------
       65,000    Monroe County IDA
                 (Jewish Home of Rochester Senior Hsg.)              5.900       04/01/2006     04/01/2006            66,274
----------------------------------------------------------------------------------------------------------------------------
       75,000    Monroe County IDA
                 (Jewish Home of Rochester Senior Hsg.)              6.100       04/01/2008     04/01/2007 2          78,412
----------------------------------------------------------------------------------------------------------------------------
      110,000    Monroe County IDA
                 (Jewish Home of Rochester Senior Hsg.)              6.200       04/01/2009     04/01/2007 2         114,802
----------------------------------------------------------------------------------------------------------------------------
      100,000    Monroe County IDA
                 (Nazareth College of Rochester)                     5.250       04/01/2018     04/01/2008 2         109,864
----------------------------------------------------------------------------------------------------------------------------
       75,000    Monroe County IDA
                 (Nazareth College of Rochester)                     5.250       10/01/2021     10/01/2011 2          80,952
----------------------------------------------------------------------------------------------------------------------------
      555,000    Monroe County IDA (Piano Works)                     6.625       11/01/2006     05/07/2006 1         556,704
----------------------------------------------------------------------------------------------------------------------------
      250,000    Monroe County Tobacco Asset
                 Securitization Corp.                                5.875       06/01/2014     06/01/2011 2         258,270
----------------------------------------------------------------------------------------------------------------------------
   18,155,000    Monroe County Tobacco Asset
                 Securitization Corp.                                6.150       06/01/2025     04/22/2010 4      18,191,855
----------------------------------------------------------------------------------------------------------------------------
   11,165,000    Monroe County Tobacco Asset
                 Securitization Corp.                                6.375       06/01/2019 7   06/01/2011 2      11,540,367
----------------------------------------------------------------------------------------------------------------------------
    4,895,000    Monroe County Tobacco Asset
                 Securitization Corp.                                6.375       06/01/2035     08/22/2021 1       4,878,357
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    Monroe County Tobacco Asset
                 Securitization Corp.                                6.625       06/01/2042 7   06/01/2011 2       3,027,030
----------------------------------------------------------------------------------------------------------------------------
       20,000    Monroe County Water Authority                       5.250       08/01/2011     02/01/2005 2          20,152
----------------------------------------------------------------------------------------------------------------------------
      285,000    Monroe Newpower Corp.                               4.500       01/01/2011     10/01/2010 1         297,167
----------------------------------------------------------------------------------------------------------------------------
      155,000    Monroe Newpower Corp.                               4.700       01/01/2012     10/01/2011 1         162,629
----------------------------------------------------------------------------------------------------------------------------
      410,000    Monroe Newpower Corp.                               4.800       01/01/2013     10/01/2012 1         430,836
----------------------------------------------------------------------------------------------------------------------------
    7,800,000    Monroe Newpower Corp.                               6.375       01/01/2024     07/01/2009 2       8,467,524
----------------------------------------------------------------------------------------------------------------------------
      730,000    Montgomery County IDA (ASMF) 9,11,12                6.500       06/15/2005     06/15/2005            72,270
----------------------------------------------------------------------------------------------------------------------------
      280,000    Mount Vernon IDA (Kings Court)                      5.125       12/01/2023     12/01/2015 2         289,094
----------------------------------------------------------------------------------------------------------------------------
      975,000    Mount Vernon IDA (Macedonia Towers)                 5.125       12/01/2023     12/01/2015 2       1,006,668
----------------------------------------------------------------------------------------------------------------------------
      375,000    Mount Vernon IDA (Meadowview)                       6.000       06/01/2009     07/14/2007 1         380,190
----------------------------------------------------------------------------------------------------------------------------
      270,000    Mount Vernon IDA (Section 8), Series A              3.250       12/01/2007     12/01/2007           267,143
----------------------------------------------------------------------------------------------------------------------------
      280,000    Mount Vernon IDA (Section 8), Series A              3.500       06/01/2008     06/01/2008           276,576
----------------------------------------------------------------------------------------------------------------------------
    5,275,000    Mount Vernon IDA (Section 8), Series A              5.250       12/01/2014 7   06/01/2008 2       5,406,348
----------------------------------------------------------------------------------------------------------------------------
       30,000    MTA Commuter Facilities
                 (Grand Central Terminal)                            5.500       07/01/2012     07/01/2005 5          30,816
----------------------------------------------------------------------------------------------------------------------------
       25,000    MTA Commuter Facilities, Series 7                   5.625       07/01/2016 7   07/01/2005 5          26,208
----------------------------------------------------------------------------------------------------------------------------
    6,600,000    MTA Commuter Facilities, Series A                   6.500       07/01/2016     07/01/2007 5       7,282,440
----------------------------------------------------------------------------------------------------------------------------
       10,000    MTA Commuter Facilities, Series B                   5.000       07/01/2017     07/01/2009 5          10,752
----------------------------------------------------------------------------------------------------------------------------
        5,000    MTA Commuter Facilities, Series D                   5.000       07/01/2016     07/01/2007 5           5,336
----------------------------------------------------------------------------------------------------------------------------
      185,000    MTA Service Contract, Series 3                      7.375       07/01/2008     02/01/2007 1         202,612
----------------------------------------------------------------------------------------------------------------------------
    8,500,000    MTA Service Contract, Series A                      5.125       01/01/2024     07/01/2012 2       8,903,920

                    22 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  15,350,000    MTA Service Contract, Series A                      5.750%      07/01/2031     07/01/2012 2  $   17,369,907
----------------------------------------------------------------------------------------------------------------------------
    7,135,000    MTA, Series A                                       6.500       07/01/2016     07/01/2007 5       7,872,759
----------------------------------------------------------------------------------------------------------------------------
       55,000    MTA, Series B                                       5.000       07/01/2020 7   07/01/2007 2          58,641
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    MTA, Series B-2                                     5.000       07/01/2017     07/01/2007 2       2,150,400
----------------------------------------------------------------------------------------------------------------------------
       50,000    MTA, Series E                                       5.500       11/15/2021     11/15/2012 2          56,216
----------------------------------------------------------------------------------------------------------------------------
   25,000,000    MTA, Series U                                       5.750       11/15/2032     11/15/2012 2      28,122,250
----------------------------------------------------------------------------------------------------------------------------
   15,000,000    Municipal Assistance Corp. for
                 New York, NY                                        6.000       07/01/2008     07/01/2007 2      16,653,450
----------------------------------------------------------------------------------------------------------------------------
      710,000    Nassau County GO Combined Sewer
                 Districts, Series F                                 7.000       03/01/2015     03/01/2010 2         838,801
----------------------------------------------------------------------------------------------------------------------------
      720,000    Nassau County GO Combined Sewer
                 Districts, Series F                                 7.000       03/01/2016     03/01/2010 2         850,615
----------------------------------------------------------------------------------------------------------------------------
      730,000    Nassau County GO Combined Sewer
                 Districts, Series F                                 7.000       03/01/2017     03/01/2010 2         862,429
----------------------------------------------------------------------------------------------------------------------------
      740,000    Nassau County GO Combined Sewer
                 Districts, Series F                                 7.000       03/01/2018     03/01/2010 2         874,243
----------------------------------------------------------------------------------------------------------------------------
      745,000    Nassau County GO Combined Sewer
                 Districts, Series F                                 7.000       03/01/2019     03/01/2010 2         880,150
----------------------------------------------------------------------------------------------------------------------------
       90,000    Nassau County GO Combined Sewer
                 Districts, Series F                                 7.000       03/01/2020     03/01/2010 2         106,350
----------------------------------------------------------------------------------------------------------------------------
      705,000    Nassau County GO General Improvement,
                 Series F                                            7.000       03/01/2014     03/01/2010 2         833,225
----------------------------------------------------------------------------------------------------------------------------
      715,000    Nassau County IDA (ACDS) 10                         6.000       12/01/2019     12/02/2016 2         723,759
----------------------------------------------------------------------------------------------------------------------------
      535,000    Nassau County IDA (ALIA-ACDS)                       7.000       10/01/2016     11/01/2011 2         575,842
----------------------------------------------------------------------------------------------------------------------------
    1,100,000    Nassau County IDA (ALIA-ACLD)                       5.750       09/01/2011     03/12/2009 1       1,118,315
----------------------------------------------------------------------------------------------------------------------------
      800,000    Nassau County IDA (ALIA-CMA)                        7.000       10/01/2016     11/01/2011 2         861,072
----------------------------------------------------------------------------------------------------------------------------
      615,000    Nassau County IDA (ALIA-CRR)                        7.000       10/01/2016     11/01/2011 2         661,949
----------------------------------------------------------------------------------------------------------------------------
      135,000    Nassau County IDA (ALIA-FREE)                       7.000       10/01/2016     11/01/2011 2         145,306
----------------------------------------------------------------------------------------------------------------------------
      560,000    Nassau County IDA (ALIA-HKSB)                       7.000       10/01/2016     11/01/2011 2         602,750
----------------------------------------------------------------------------------------------------------------------------
    2,550,000    Nassau County IDA (CSMR) 10                         6.000       12/01/2019     12/03/2016 2       2,581,238
----------------------------------------------------------------------------------------------------------------------------
      320,000    Nassau County IDA
                 (Engel Burman Senior Hsg.)                          6.750       05/01/2017     11/01/2011 2         321,850
----------------------------------------------------------------------------------------------------------------------------
      215,000    Nassau County IDA
                 (Engel Burman Senior Hsg.) 10                       6.750       05/01/2017     11/01/2011 2         216,243
----------------------------------------------------------------------------------------------------------------------------
      370,000    Nassau County IDA
                 (Engel Burman Senior Hsg.) 10                       6.750       05/01/2017     11/01/2011 2         371,857
----------------------------------------------------------------------------------------------------------------------------
      395,000    Nassau County IDA
                 (Engel Burman Senior Hsg.) 10                       6.750       05/01/2017     11/01/2011 2         396,932
----------------------------------------------------------------------------------------------------------------------------
      570,000    Nassau County IDA
                 (Engel Burman Senior Hsg.) 10                       6.750       05/01/2017     11/01/2011 2         573,072
----------------------------------------------------------------------------------------------------------------------------
      890,000    Nassau County IDA
                 (Epilepsy Foundation of Long Island) 10             6.000       12/01/2019     12/05/2016 2         900,903
----------------------------------------------------------------------------------------------------------------------------
      290,000    Nassau County IDA (North Shore CFGA)                5.750       05/01/2008     12/01/2006 1         295,516

                    23 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     650,000    Nassau County IDA (United Cerebral Palsy)           5.750%      11/01/2007     11/15/2006 1  $      650,728
----------------------------------------------------------------------------------------------------------------------------
    1,860,000    Nassau County IDA (United Cerebral Palsy)           5.750       11/01/2009     11/08/2007 1       1,838,033
----------------------------------------------------------------------------------------------------------------------------
      565,000    Nassau County IDA (WORCA) 10                        6.000       12/01/2019     12/01/2016 2         571,921
----------------------------------------------------------------------------------------------------------------------------
      155,000    Nassau County IDA, Series C 10                      6.000       12/01/2019     12/04/2016 2         156,899
----------------------------------------------------------------------------------------------------------------------------
    2,440,000    Nassau County Tobacco Settlement Corp.              5.500       07/15/2013     07/15/2010 2       2,553,240
----------------------------------------------------------------------------------------------------------------------------
      615,000    Nassau County Tobacco Settlement Corp.              5.500       07/15/2014     07/15/2005 6         641,408
----------------------------------------------------------------------------------------------------------------------------
      645,000    Nassau County Tobacco Settlement Corp.              5.625       07/15/2015     07/15/2006 6         676,083
----------------------------------------------------------------------------------------------------------------------------
    3,115,000    Nassau County Tobacco Settlement Corp.              5.700       07/15/2015     07/15/2007 6       3,271,030
----------------------------------------------------------------------------------------------------------------------------
      590,000    Nassau County Tobacco Settlement Corp.              5.750       07/15/2016     07/15/2007 6         618,922
----------------------------------------------------------------------------------------------------------------------------
    3,550,000    Nassau County Tobacco Settlement Corp.              5.875       07/15/2016     07/15/2008 6       3,730,695
----------------------------------------------------------------------------------------------------------------------------
      725,000    Nassau County Tobacco Settlement Corp.              6.000       07/15/2017     07/15/2009 6         762,207
----------------------------------------------------------------------------------------------------------------------------
    5,440,000    Nassau County Tobacco Settlement Corp.              6.125       07/15/2018     07/15/2010 2       5,592,483
----------------------------------------------------------------------------------------------------------------------------
      125,000    Nassau County Tobacco Settlement Corp.              6.200       07/15/2018     07/15/2010 2         128,346
----------------------------------------------------------------------------------------------------------------------------
    2,215,000    Nassau County Tobacco Settlement Corp.              6.250       07/15/2019 7   07/15/2010 2       2,284,817
----------------------------------------------------------------------------------------------------------------------------
    4,530,000    Nassau County Tobacco Settlement Corp.              6.250       07/15/2019     07/15/2010 2       4,672,786
----------------------------------------------------------------------------------------------------------------------------
    3,610,000    Nassau County Tobacco Settlement Corp.              6.250       07/15/2020     07/15/2010 2       3,706,495
----------------------------------------------------------------------------------------------------------------------------
    4,125,000    Nassau County Tobacco Settlement Corp.              6.250       07/15/2020 7   07/15/2010 2       4,235,261
----------------------------------------------------------------------------------------------------------------------------
    2,240,000    Nassau County Tobacco Settlement Corp.              6.250       07/15/2021     07/15/2010 2       2,299,875
----------------------------------------------------------------------------------------------------------------------------
    4,925,000    Nassau County Tobacco Settlement Corp.              6.300       07/15/2021     07/15/2010 2       5,068,219
----------------------------------------------------------------------------------------------------------------------------
    1,320,000    Nassau County Tobacco Settlement Corp.              6.300       07/15/2022     07/15/2010 2       1,356,498
----------------------------------------------------------------------------------------------------------------------------
   22,770,000    Nassau County Tobacco Settlement Corp.              6.400       07/15/2033     07/15/2010 2      23,171,663
----------------------------------------------------------------------------------------------------------------------------
   15,050,000    Nassau County Tobacco Settlement Corp.              6.500       07/15/2027     07/15/2010 2      15,413,909
----------------------------------------------------------------------------------------------------------------------------
   48,000,000    Nassau County Tobacco Settlement Corp.              6.600       07/15/2039     07/15/2010 2      49,202,400
----------------------------------------------------------------------------------------------------------------------------
       70,000    Nassau Healthcare Corp.                             5.750       08/01/2029     08/01/2009 2          80,784
----------------------------------------------------------------------------------------------------------------------------
      345,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 1         359,704
----------------------------------------------------------------------------------------------------------------------------
      160,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 1         160,226
----------------------------------------------------------------------------------------------------------------------------
      210,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 1         210,296
----------------------------------------------------------------------------------------------------------------------------
      305,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 1         305,442
----------------------------------------------------------------------------------------------------------------------------
      225,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 1         225,317
----------------------------------------------------------------------------------------------------------------------------
      225,000    Nassau IDA (EBS North Hills LLC)                    7.000       11/01/2013     03/28/2010 1         225,317
----------------------------------------------------------------------------------------------------------------------------
    1,295,000    New Rochelle IDA
                 (College of New Rochelle)                           5.500       07/01/2019     07/01/2009 2       1,375,795
----------------------------------------------------------------------------------------------------------------------------
      455,000    New Rochelle Municipal Hsg.
                 Authority, Series A                                 5.000       12/01/2008     04/01/2007 1         478,605
----------------------------------------------------------------------------------------------------------------------------
    5,115,000    New Rochelle Municipal Hsg.
                 Authority, Series A                                 5.550       12/01/2014     12/01/2008 5       5,823,376
----------------------------------------------------------------------------------------------------------------------------
       85,000    New Rochelle Municipal Hsg.
                 Authority, Series B                                 6.500       12/01/2014     12/01/2008 5          97,925
----------------------------------------------------------------------------------------------------------------------------
       35,000    Newark-Wayne Community Hospital                     5.600       01/15/2008     07/15/2005 2          35,092
----------------------------------------------------------------------------------------------------------------------------
    1,675,000    Newark-Wayne Community Hospital                     7.600       09/01/2015     05/23/2011 1       1,668,702
----------------------------------------------------------------------------------------------------------------------------
       60,000    Newburgh GO                                         7.600       04/01/2008     04/01/2005 2          60,814

                    24 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,500,000    Newburgh IDA (Bourne & Kenney
                 Redevelopment Company)                              5.650%      08/01/2020 7   08/01/2009 2  $    1,586,505
----------------------------------------------------------------------------------------------------------------------------
       25,000    Niagara County GO                                   5.875       07/15/2009     07/01/2005 2          25,538
----------------------------------------------------------------------------------------------------------------------------
      150,000    Niagara County IDA
                 (American Ref-Fuel Company)                         5.550       11/15/2024     11/15/2011 2         161,054
----------------------------------------------------------------------------------------------------------------------------
   13,750,000    Niagara County IDA
                 (Niagara Falls Memorial Medical Center)             5.500       11/01/2035     12/28/2007 3      13,776,263
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    Niagara County IDA (Solid Waste Disposal)           5.450       11/15/2025     11/15/2011 2       5,425,750
----------------------------------------------------------------------------------------------------------------------------
    7,175,000    Niagara County IDA (Solid Waste Disposal)           5.550       11/15/2024     11/15/2011 2       7,675,098
----------------------------------------------------------------------------------------------------------------------------
    9,850,000    Niagara County IDA (Solid Waste Disposal)           5.625       11/15/2024     11/15/2012 2      10,588,947
----------------------------------------------------------------------------------------------------------------------------
      170,000    Niagara County Tobacco Asset
                 Securitization Corp.                                5.375       05/15/2018     05/15/2009 6         165,828
----------------------------------------------------------------------------------------------------------------------------
      100,000    Niagara County Tobacco Asset
                 Securitization Corp.                                5.500       05/15/2019     05/15/2011 1          97,684
----------------------------------------------------------------------------------------------------------------------------
    1,175,000    Niagara County Tobacco Asset
                 Securitization Corp.                                5.875       05/15/2022     05/15/2011 2       1,182,027
----------------------------------------------------------------------------------------------------------------------------
   11,995,000    Niagara County Tobacco Asset
                 Securitization Corp.                                6.750       05/15/2029 7   05/15/2011 2      12,242,097
----------------------------------------------------------------------------------------------------------------------------
    7,680,000    Niagara Falls City School District                  5.875       06/15/2019     06/15/2008 2       8,523,648
----------------------------------------------------------------------------------------------------------------------------
    1,195,000    Niagara Falls CSD COP
                 (High School Facility)                              6.500       06/15/2019     06/15/2009 2       1,302,060
----------------------------------------------------------------------------------------------------------------------------
       10,000    Niagara Falls HDC (Niagara Towers)                  5.150       10/01/2010     10/01/2008 2          10,453
----------------------------------------------------------------------------------------------------------------------------
    1,030,000    Niagara Falls Public Water Authority,
                 Series A                                            5.500       07/15/2025     07/15/2006 2       1,071,210
----------------------------------------------------------------------------------------------------------------------------
    3,370,000    Niagara Falls Public Water Authority,
                 Series A                                            5.500       07/15/2027     07/15/2006 2       3,504,834
----------------------------------------------------------------------------------------------------------------------------
    1,055,000    Niagara Falls Public Water Authority,
                 Series A                                            5.500       07/15/2028     07/15/2006 2       1,097,211
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    Niagara Frontier Transportation Authority
                 (Buffalo Niagara International Airport)             5.625       04/01/2029 7   04/01/2009 2       3,177,240
----------------------------------------------------------------------------------------------------------------------------
       85,000    Niagara Frontier Transportation Authority
                 (Buffalo Niagara International Airport)             5.750       04/01/2019     04/01/2009 2          94,736
----------------------------------------------------------------------------------------------------------------------------
    5,080,000    NY Counties Tobacco Trust I (TASC)                  5.800       06/01/2023     11/03/2005 4       5,191,455
----------------------------------------------------------------------------------------------------------------------------
   14,295,000    NY Counties Tobacco Trust I (TASC)                  6.300       06/01/2019 7   06/01/2011 2      14,670,959
----------------------------------------------------------------------------------------------------------------------------
   12,490,000    NY Counties Tobacco Trust I (TASC)                  6.500       06/01/2035     08/21/2018 1      12,489,126
----------------------------------------------------------------------------------------------------------------------------
   10,125,000    NY Counties Tobacco Trust I (TASC)                  6.625       06/01/2042 7   06/01/2011 2      10,189,800
----------------------------------------------------------------------------------------------------------------------------
   28,225,000    NY Counties Tobacco Trust II (TASC)                 5.250       06/01/2025     06/07/2010 1      27,553,810
----------------------------------------------------------------------------------------------------------------------------
      150,000    NY Counties Tobacco Trust II (TASC)                 5.500       06/01/2011     06/01/2011           155,231
----------------------------------------------------------------------------------------------------------------------------
      155,000    NY Counties Tobacco Trust II (TASC)                 5.625       06/01/2035     04/21/2019 1         142,307
----------------------------------------------------------------------------------------------------------------------------
    1,055,000    NY Counties Tobacco Trust II (TASC)                 5.750       06/01/2013     06/01/2012 2       1,090,279
----------------------------------------------------------------------------------------------------------------------------
    1,925,000    NY Counties Tobacco Trust II (TASC)                 5.750       06/01/2014     06/01/2012 2       1,970,353
----------------------------------------------------------------------------------------------------------------------------
    2,120,000    NY Counties Tobacco Trust II (TASC)                 6.000       06/01/2015     06/01/2012 2       2,188,942
----------------------------------------------------------------------------------------------------------------------------
    2,330,000    NY Counties Tobacco Trust II (TASC)                 6.000       06/01/2016     06/01/2012 2       2,391,489

                    25 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  16,120,000    NY Counties Tobacco Trust III                       5.000%      06/01/2027     05/01/2008 1  $   16,599,248
----------------------------------------------------------------------------------------------------------------------------
    4,980,000    NY Counties Tobacco Trust III                       5.750       06/01/2033     09/26/2012 1       4,817,453
----------------------------------------------------------------------------------------------------------------------------
   16,000,000    NY Counties Tobacco Trust III                       6.000       06/01/2043     04/03/2017 1      15,307,360
----------------------------------------------------------------------------------------------------------------------------
      950,000    NYC DA (New School for Social Research)             5.750       09/01/2015     09/01/2005 2         991,382
----------------------------------------------------------------------------------------------------------------------------
       75,000    NYC Educational Construction Fund                   5.500       04/01/2026     04/01/2006 2          79,574
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYC Educational Construction Fund                   5.625       04/01/2013     04/01/2005 2         152,940
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                              5.000       03/15/2021     03/15/2011 2         515,245
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    NYC GO                                              5.000       08/01/2021     08/01/2014 2       3,131,040
----------------------------------------------------------------------------------------------------------------------------
    4,975,000    NYC GO                                              5.000       11/01/2021     11/01/2014 2       5,196,736
----------------------------------------------------------------------------------------------------------------------------
    6,750,000    NYC GO                                              5.000       11/01/2023     11/01/2014 2       7,023,578
----------------------------------------------------------------------------------------------------------------------------
    8,360,000    NYC GO                                              5.125       08/01/2022     02/01/2009 2       8,890,526
----------------------------------------------------------------------------------------------------------------------------
      125,000    NYC GO                                              5.125       08/01/2025     08/01/2010 2         128,306
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                              5.125       08/01/2025     02/01/2008 2          25,608
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                              5.250       08/01/2017     02/01/2008 2          26,614
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYC GO                                              5.250       08/01/2021     08/01/2007 2         158,588
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                              5.250       11/15/2021 7   11/15/2007 2          26,516
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC GO                                              5.250       08/15/2024     08/15/2014 2       1,061,610
----------------------------------------------------------------------------------------------------------------------------
    5,110,000    NYC GO                                              5.250       08/15/2026     08/15/2014 2       5,408,424
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                              5.250       01/15/2028     01/15/2013 2          52,197
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYC GO                                              5.300       01/15/2026     01/15/2013 2         142,410
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC GO                                              5.375       08/01/2015     08/01/2008 2       2,155,920
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              5.375       11/15/2017     11/15/2007 2          10,683
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                              5.375       08/01/2022     08/01/2007 2          26,671
----------------------------------------------------------------------------------------------------------------------------
       85,000    NYC GO                                              5.500       08/01/2022     08/01/2007 2          90,781
----------------------------------------------------------------------------------------------------------------------------
    7,700,000    NYC GO                                              5.500       06/01/2023     06/01/2013 2       8,371,979
----------------------------------------------------------------------------------------------------------------------------
   14,765,000    NYC GO                                              5.500       05/15/2024 7   05/15/2010 2      15,824,832
----------------------------------------------------------------------------------------------------------------------------
    1,260,000    NYC GO                                              5.500       02/15/2026     02/15/2008 2       1,312,807
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYC GO                                              5.500       02/15/2026     02/15/2006 2          36,512
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              5.600       12/01/2010     06/01/2005 2          15,138
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO                                              5.700       08/15/2010     08/15/2005 2         103,135
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              5.750       05/15/2012     05/15/2005 2          10,104
----------------------------------------------------------------------------------------------------------------------------
   10,750,000    NYC GO                                              5.750       10/15/2012     10/15/2007 2      11,866,818
----------------------------------------------------------------------------------------------------------------------------
      560,000    NYC GO                                              5.750       02/01/2014 7   02/01/2006 2         590,050
----------------------------------------------------------------------------------------------------------------------------
      310,000    NYC GO                                              5.750       02/01/2014 7   02/01/2006 2         324,716
----------------------------------------------------------------------------------------------------------------------------
    4,925,000    NYC GO                                              5.750       02/01/2014     02/01/2006 2       5,175,633
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO                                              5.750       02/01/2015     02/01/2006 2         104,423
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO                                              5.750       02/01/2015     02/01/2006 2         105,216
----------------------------------------------------------------------------------------------------------------------------
       80,000    NYC GO                                              5.750       02/01/2017     02/01/2006 5          84,128
----------------------------------------------------------------------------------------------------------------------------
    1,035,000    NYC GO                                              5.750       03/01/2018     03/01/2013 2       1,161,756
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                              5.750       08/01/2018     08/01/2012 2         563,315
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                              5.750       08/01/2018     08/01/2012 2         563,315

                    26 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     225,000    NYC GO                                              5.750%      02/01/2019     02/01/2006 2  $      235,076
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                              5.750       02/01/2020     02/01/2006 2          26,220
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              5.750       02/01/2020     02/01/2006 2          10,448
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                              5.750       03/01/2020     03/01/2013 2         560,085
----------------------------------------------------------------------------------------------------------------------------
    5,810,000    NYC GO                                              5.750       03/01/2021     03/01/2013 2       6,489,770
----------------------------------------------------------------------------------------------------------------------------
    7,195,000    NYC GO                                              5.750       03/15/2022     03/15/2012 2       8,027,533
----------------------------------------------------------------------------------------------------------------------------
      130,000    NYC GO                                              5.875       08/15/2013     08/15/2006 2         138,532
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYC GO                                              5.875       02/01/2016     08/01/2006 2          47,642
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              5.875       02/01/2016     08/01/2006 2          10,723
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              5.875       03/15/2018     03/15/2006 2           5,296
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYC GO                                              5.875       03/15/2018     03/15/2006 2         141,589
----------------------------------------------------------------------------------------------------------------------------
      180,000    NYC GO                                              5.875       02/15/2019     02/15/2006 2         188,489
----------------------------------------------------------------------------------------------------------------------------
   10,520,000    NYC GO                                              5.875       06/01/2019     06/01/2012 2      11,938,622
----------------------------------------------------------------------------------------------------------------------------
    7,015,000    NYC GO                                              5.875       08/01/2019     08/01/2012 2       7,977,388
----------------------------------------------------------------------------------------------------------------------------
    8,075,000    NYC GO                                              5.875       06/01/2020     06/01/2012 2       9,163,914
----------------------------------------------------------------------------------------------------------------------------
    9,770,000    NYC GO                                              5.875       06/01/2021     06/01/2012 2      11,078,008
----------------------------------------------------------------------------------------------------------------------------
      480,000    NYC GO                                              5.875       08/01/2024 7   08/01/2006 2         511,690
----------------------------------------------------------------------------------------------------------------------------
    2,110,000    NYC GO                                              5.875       08/01/2024 7   08/01/2006 2       2,263,524
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              5.900       08/01/2010     08/01/2006 2          10,731
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              5.900       08/01/2010     08/01/2006 2          15,951
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO 9                                            6.000       08/01/2006     02/01/2005 5          50,172
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              6.000       08/01/2006     02/01/2005 2          10,104
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              6.000       08/01/2007     02/01/2005 2          10,179
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              6.000       05/15/2010     05/15/2005 2          15,156
----------------------------------------------------------------------------------------------------------------------------
      140,000    NYC GO                                              6.000       08/01/2011     02/01/2005 5         140,392
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYC GO 9                                            6.000       08/01/2012     02/01/2005 5          30,103
----------------------------------------------------------------------------------------------------------------------------
      450,000    NYC GO 9                                            6.000       08/01/2015     02/01/2005 5         451,548
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              6.000       08/01/2016 7   08/01/2006 2           5,371
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              6.000       08/01/2016 7   08/01/2006 2           5,303
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              6.000       08/01/2016     08/01/2006 2          15,909
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              6.000       10/15/2016     10/15/2007 2          11,103
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                              6.000       08/01/2017     08/01/2007 2          54,017
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              6.000       08/01/2017     08/01/2007 2          10,803
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO                                              6.000       05/15/2018     05/15/2010 2         112,298
----------------------------------------------------------------------------------------------------------------------------
      110,000    NYC GO                                              6.000       02/01/2022     08/01/2006 2         116,756
----------------------------------------------------------------------------------------------------------------------------
    1,210,000    NYC GO                                              6.000       05/15/2022     05/15/2010 2       1,361,964
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                              6.000       08/01/2026 7   08/01/2006 2          53,055
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYC GO                                              6.000       08/01/2026 7   08/01/2006 2          48,358
----------------------------------------------------------------------------------------------------------------------------
       90,000    NYC GO                                              6.000       08/15/2026 7   08/15/2008 2          95,594
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              6.000       10/15/2026     10/15/2007 2          11,103
----------------------------------------------------------------------------------------------------------------------------
      195,000    NYC GO                                              6.000       10/15/2026 7   08/01/2006 2         216,512

                    27 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     205,000    NYC GO                                              6.125%      08/01/2025 7   08/01/2007 2  $      224,028
----------------------------------------------------------------------------------------------------------------------------
      310,000    NYC GO                                              6.125       08/01/2025     08/01/2007 2         336,502
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              6.125       08/01/2025     08/01/2007 2           5,533
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                              6.125       08/01/2025     08/01/2007 2          54,641
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              6.125       08/01/2025 7   08/01/2007 2           5,533
----------------------------------------------------------------------------------------------------------------------------
      190,000    NYC GO                                              6.250       08/01/2011     08/01/2006 2         204,913
----------------------------------------------------------------------------------------------------------------------------
    1,920,000    NYC GO                                              6.250       08/01/2012     08/01/2006 2       2,070,701
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              6.250       04/15/2017     04/15/2007 2           5,399
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              6.250       04/15/2017     04/15/2007 2          16,495
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              6.250       04/15/2027     04/15/2007 2          16,215
----------------------------------------------------------------------------------------------------------------------------
      535,000    NYC GO                                              6.250       04/15/2027     04/15/2007 2         581,834
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                              6.250       04/15/2027     04/15/2007 2          10,992
----------------------------------------------------------------------------------------------------------------------------
      205,000    NYC GO                                              6.250       04/15/2027     04/15/2007 2         225,336
----------------------------------------------------------------------------------------------------------------------------
    1,100,000    NYC GO                                              6.350       05/15/2014     05/15/2008 2       1,252,559
----------------------------------------------------------------------------------------------------------------------------
      255,000    NYC GO                                              6.350       05/15/2014     05/15/2008 2         284,065
----------------------------------------------------------------------------------------------------------------------------
      830,000    NYC GO                                              6.500       05/15/2017     05/15/2010 2         952,159
----------------------------------------------------------------------------------------------------------------------------
      160,000    NYC GO 9                                            7.000       12/01/2006     06/01/2005 2         163,365
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              7.000       02/01/2009     02/01/2005 2           5,019
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              7.000       12/01/2010     06/01/2005 2           5,093
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              7.000       02/01/2011     02/01/2005 2           5,020
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYC GO                                              7.000       02/01/2012     02/01/2005 2          30,111
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                              7.000       10/01/2015     04/01/2005 5          25,319
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYC GO                                              7.000       10/01/2016     04/01/2005 5          70,953
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              7.000       02/01/2018     02/01/2005 2           5,017
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYC GO 9                                            7.000       10/01/2018     04/01/2005 5          35,447
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              7.000       10/01/2019     04/01/2005 5          15,192
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              7.200       02/01/2005     02/01/2005 2           5,021
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYC GO                                              7.250       10/01/2005     04/01/2005 5          40,533
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO 9                                            7.250       02/01/2007     02/01/2005 5         100,540
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              7.250       02/01/2007     02/01/2005 2           5,020
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              7.250       08/15/2017     02/15/2005 5          15,098
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              7.500       02/01/2005     02/01/2005 2          15,065
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                              7.500       08/15/2005     02/15/2005 2           5,031
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              7.500       02/01/2007     02/01/2005 2          15,062
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                              7.500       02/01/2009     02/01/2005 2          15,062
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYC GO                                              7.650       02/01/2007     02/01/2005 2          40,171
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYC GO                                              7.750       08/15/2027     02/15/2005 2          30,179
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYC GO                                              7.750       08/15/2028     02/15/2005 2          20,119
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO DIAMONDS                                     0.000 13    02/15/2008     02/15/2005 2         100,619
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO DIAMONDS                                     0.000 13    02/01/2025     02/01/2006 2          96,212
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO DIAMONDS                                     0.000 13    08/01/2025 7   08/01/2007 2          22,226

                    28 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      90,000    NYC GO RIBS                                         9.350% 14   08/29/2008     02/01/2005 2  $       91,830
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO RIBS                                         9.360 14    07/29/2010     02/01/2005 2          51,017
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO RIBS                                         9.448 14    08/22/2013     02/01/2005 2         102,041
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO RIBS                                         9.448 14    08/27/2015     02/01/2005 2          50,959
----------------------------------------------------------------------------------------------------------------------------
      450,000    NYC GO RIBS                                        10.120 14    09/01/2011     02/01/2005 2         452,876
----------------------------------------------------------------------------------------------------------------------------
      175,000    NYC HDC (Barclay Avenue)                            5.750       04/01/2007     04/01/2006 2         183,038
----------------------------------------------------------------------------------------------------------------------------
      900,000    NYC HDC (Multifamily Hsg.), Series A                5.375       11/01/2023     05/01/2012 2         937,818
----------------------------------------------------------------------------------------------------------------------------
      865,000    NYC HDC (Multifamily Hsg.), Series A                5.500       11/01/2009     05/01/2008 2         871,358
----------------------------------------------------------------------------------------------------------------------------
      175,000    NYC HDC (Multifamily Hsg.), Series A                5.625       05/01/2012     05/01/2008 2         175,828
----------------------------------------------------------------------------------------------------------------------------
      460,000    NYC HDC (Multifamily Hsg.), Series A                5.750       11/01/2018 7   05/01/2007 2         475,433
----------------------------------------------------------------------------------------------------------------------------
    5,265,000    NYC HDC (Multifamily Hsg.), Series B                5.875       11/01/2018 7   05/01/2009 2       5,502,662
----------------------------------------------------------------------------------------------------------------------------
      655,000    NYC HDC (Multifamily Hsg.), Series D                5.500       11/01/2019     11/01/2006 2         673,163
----------------------------------------------------------------------------------------------------------------------------
    1,200,000    NYC HDC (Multifamily Hsg.), Series E                6.250       05/01/2036     11/01/2009 2       1,298,484
----------------------------------------------------------------------------------------------------------------------------
   27,655,000    NYC Health & Hospital Corp.                         5.250       02/15/2017 7   02/15/2010 2      28,803,512
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC Health & Hospital Corp.                         5.450       02/15/2026     02/15/2012 2          10,413
----------------------------------------------------------------------------------------------------------------------------
    1,135,000    NYC IDA (Acme Architectural Products)               5.875       11/01/2009     12/14/2007 1       1,081,507
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    NYC IDA
                 (Airis JFK I/JFK International Airport)             6.000       07/01/2015     07/01/2011 2      10,369,600
----------------------------------------------------------------------------------------------------------------------------
      165,000    NYC IDA (ALA Realty)                                7.000       12/01/2005     12/01/2005           165,978
----------------------------------------------------------------------------------------------------------------------------
       75,000    NYC IDA
                 (Anti-Defamation League Foundation)                 5.500       06/01/2022     06/01/2007 2          80,752
----------------------------------------------------------------------------------------------------------------------------
      435,000    NYC IDA (Atlantic Veal & Lamb)                      7.250       12/01/2008     07/07/2007 1         435,383
----------------------------------------------------------------------------------------------------------------------------
    4,645,000    NYC IDA (Beth Abraham Health Services)              6.000       02/15/2013     08/27/2009 1       4,823,740
----------------------------------------------------------------------------------------------------------------------------
    1,015,000    NYC IDA (Beth Abraham Health Services)              6.000       11/15/2013     06/28/2009 1       1,055,570
----------------------------------------------------------------------------------------------------------------------------
      485,000    NYC IDA (Beth Abraham Health Services)              6.000       11/15/2013     07/04/2009 1         504,385
----------------------------------------------------------------------------------------------------------------------------
      115,000    NYC IDA
                 (Brooklyn Heights Montessori School)                7.500       01/01/2007     07/10/2006 1         122,894
----------------------------------------------------------------------------------------------------------------------------
    6,290,000    NYC IDA (Calhoun School)                            6.250       12/01/2017     10/13/2012 1       6,328,998
----------------------------------------------------------------------------------------------------------------------------
      415,000    NYC IDA (Chardan Corp.)                             6.250       11/01/2008     05/31/2007 1         410,564
----------------------------------------------------------------------------------------------------------------------------
      235,000    NYC IDA (College of Aeronautics)                    5.500       05/01/2012     05/01/2008 2         248,223
----------------------------------------------------------------------------------------------------------------------------
      550,000    NYC IDA (College of Aeronautics)                    5.500       05/01/2013     05/01/2010 2         578,309
----------------------------------------------------------------------------------------------------------------------------
    1,435,000    NYC IDA (College of Mount St. Vincent)              7.000       05/01/2008     05/01/2005 2       1,465,508
----------------------------------------------------------------------------------------------------------------------------
      360,000    NYC IDA (College of New Rochelle)                   6.200       09/01/2010 7   09/01/2005 2         373,288
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC IDA (College of New Rochelle)                   6.300       09/01/2015 7   09/01/2005 2         516,295
----------------------------------------------------------------------------------------------------------------------------
      370,000    NYC IDA
                 (Comprehensive Care Management)                     5.750       11/01/2008     05/30/2007 1         373,807
----------------------------------------------------------------------------------------------------------------------------
      145,000    NYC IDA
                 (Comprehensive Care Management)                     5.750       11/01/2008     05/30/2007 1         146,475
----------------------------------------------------------------------------------------------------------------------------
      220,000    NYC IDA
                 (Comprehensive Care Management)                     7.250       12/01/2006     06/09/2006 1         227,968
----------------------------------------------------------------------------------------------------------------------------
       50,167    NYC IDA (Cummins Engine)                            6.500       03/01/2005     03/01/2005            50,176
----------------------------------------------------------------------------------------------------------------------------
      470,000    NYC IDA (Essie Cosmetics)                           5.500       11/01/2008     05/22/2007 1         460,638

                    29 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,015,000    NYC IDA (Family Support Systems)                    6.500%      11/01/2014     12/01/2010 1  $    1,015,000
----------------------------------------------------------------------------------------------------------------------------
      585,000    NYC IDA (Gabrielli Truck Sales)                     7.250       12/01/2007     12/19/2006 1         604,176
----------------------------------------------------------------------------------------------------------------------------
   26,110,000    NYC IDA (Japan Airlines)                            6.000       11/01/2015     05/01/2005 2      26,708,702
----------------------------------------------------------------------------------------------------------------------------
      210,000    NYC IDA (Julia Gray)                                6.500       11/01/2007     11/18/2006 1         210,760
----------------------------------------------------------------------------------------------------------------------------
      280,000    NYC IDA (Koenig Iron Works)                         7.375       12/01/2010     08/11/2008 1         292,048
----------------------------------------------------------------------------------------------------------------------------
    2,355,000    NYC IDA (Lycee Francais De New York)                5.500       06/01/2013     12/01/2012 2       2,573,732
----------------------------------------------------------------------------------------------------------------------------
      730,000    NYC IDA (Lycee Francais De New York)                5.500       06/01/2015     12/01/2012 2         788,327
----------------------------------------------------------------------------------------------------------------------------
    2,880,000    NYC IDA (Lycee Francais De New York)                5.500       06/01/2016     12/01/2012 2       3,097,699
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC IDA (Lycee Francais De New York)                5.500       06/01/2017     12/01/2012 2       2,140,140
----------------------------------------------------------------------------------------------------------------------------
    3,210,000    NYC IDA (Lycee Francais De New York)                5.500       06/01/2018     12/01/2012 2       3,421,667
----------------------------------------------------------------------------------------------------------------------------
      250,000    NYC IDA (Marymount School of NY)                    5.125       09/01/2021     09/01/2013 2         257,565
----------------------------------------------------------------------------------------------------------------------------
      455,000    NYC IDA (MediSys Health Network)                    5.750       03/15/2006     12/24/2005 1         450,505
----------------------------------------------------------------------------------------------------------------------------
      350,000    NYC IDA (Morrisons Pastry)                          5.750       11/01/2009     11/16/2006 1         348,390
----------------------------------------------------------------------------------------------------------------------------
    4,180,000    NYC IDA (National Compressor Exchange)              6.250       11/01/2027     11/01/2007 5       4,253,359
----------------------------------------------------------------------------------------------------------------------------
    2,005,000    NYC IDA (Polytechnic University)                    5.750       11/01/2010     11/01/2010         2,009,251
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC IDA (Polytechnic University)                    5.750       11/01/2012     11/01/2012           495,150
----------------------------------------------------------------------------------------------------------------------------
    1,810,000    NYC IDA (Polytechnic University)                    5.250       11/01/2008     11/01/2008         1,800,262
----------------------------------------------------------------------------------------------------------------------------
      400,000    NYC IDA (Precision Gear)                            5.875       11/01/2009     12/17/2007 1         398,072
----------------------------------------------------------------------------------------------------------------------------
      335,000    NYC IDA (Precision Gear)                            5.875       11/01/2009     12/09/2007 1         333,385
----------------------------------------------------------------------------------------------------------------------------
      110,000    NYC IDA (Precision Gear)                            6.500       11/01/2008     06/04/2007 1         111,529
----------------------------------------------------------------------------------------------------------------------------
      115,000    NYC IDA (Promotional Slideguide)                    7.000       12/01/2005     12/01/2005           119,871
----------------------------------------------------------------------------------------------------------------------------
       80,000    NYC IDA (Rockefeller Foundation)                    5.375       07/01/2023     07/01/2005 2          81,510
----------------------------------------------------------------------------------------------------------------------------
    3,965,000    NYC IDA (Rosco, Inc.)                               6.125       06/01/2022     06/01/2007 3       4,057,226
----------------------------------------------------------------------------------------------------------------------------
    1,075,000    NYC IDA (Showman Fabricators)                       7.125       11/01/2013     01/18/2010 1       1,067,368
----------------------------------------------------------------------------------------------------------------------------
      935,000    NYC IDA
                 (Special Needs Facilities Pooled Program)           5.950       07/01/2008     01/26/2007 1         928,324
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYC IDA (Streamline Plastics)                       7.125       12/01/2005     12/01/2005            40,218
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC IDA (Terminal One Group Association)            5.800       01/01/2005     01/01/2005            25,000
----------------------------------------------------------------------------------------------------------------------------
      475,000    NYC IDA (Terminal One Group Association)            5.900       01/01/2006     07/01/2005 2         480,643
----------------------------------------------------------------------------------------------------------------------------
    1,650,000    NYC IDA (Terminal One Group Association)            6.000       01/01/2007     07/01/2005 2       1,669,437
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYC IDA (Terminal One Group Association)            6.000       01/01/2008     07/01/2005 2          65,753
----------------------------------------------------------------------------------------------------------------------------
   59,220,000    NYC IDA (Terminal One Group Association)            6.000       01/01/2015 7   07/01/2005 2      59,964,395
----------------------------------------------------------------------------------------------------------------------------
   13,555,000    NYC IDA (Terminal One Group Association)            6.000       01/01/2019 7   01/01/2006 2      13,915,563
----------------------------------------------------------------------------------------------------------------------------
    2,800,000    NYC IDA (Terminal One Group Association)            6.100       01/01/2009     01/01/2006 2       2,832,116
----------------------------------------------------------------------------------------------------------------------------
   30,410,000    NYC IDA (Terminal One Group Association)            6.125       01/01/2024     01/01/2006 2      31,218,906
----------------------------------------------------------------------------------------------------------------------------
    2,230,000    NYC IDA (The Child School)                          7.000       06/01/2013     11/06/2009 1       2,270,965
----------------------------------------------------------------------------------------------------------------------------
      410,000    NYC IDA (Ulano)                                     6.250       11/01/2006     05/06/2006 1         404,682
----------------------------------------------------------------------------------------------------------------------------
      160,000    NYC IDA (United Nations School)                     6.050       12/01/2005     12/01/2005           164,946
----------------------------------------------------------------------------------------------------------------------------
      170,000    NYC IDA (United Nations School)                     6.100       12/01/2006     12/01/2006           179,872
----------------------------------------------------------------------------------------------------------------------------
      180,000    NYC IDA (United Nations School)                     6.150       12/01/2007     12/01/2007           190,343
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC IDA (Urban Resource Institute)                  5.250       03/01/2023     03/01/2013 2       1,078,710

                    30 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,405,000    NYC IDA (Urban Resource Institute)                  6.500%      11/01/2013     03/20/2009 1  $    1,426,412
----------------------------------------------------------------------------------------------------------------------------
      400,000    NYC IDA (Visy Paper)                                7.550       01/01/2005     01/01/2005           400,000
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    NYC IDA (Visy Paper)                                7.800       01/01/2016     01/01/2008 2       4,192,400
----------------------------------------------------------------------------------------------------------------------------
    1,005,000    NYC IDA (Vocational Instruction)                    7.250       02/01/2013     06/21/2009 1       1,025,311
----------------------------------------------------------------------------------------------------------------------------
      255,000    NYC IDA (World Casing Corp.)                        5.950       11/01/2007     11/15/2006 1         244,772
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYC IDA (YMCA of Greater NY)                        5.250       08/01/2021     02/01/2011 2         517,455
----------------------------------------------------------------------------------------------------------------------------
    6,710,000    NYC IDA (YMCA of Greater NY)                        5.800       08/01/2016 7   01/01/2009 2       7,167,958
----------------------------------------------------------------------------------------------------------------------------
      700,000    NYC IDA (Zeluck, Inc.)                              6.250       11/01/2011     11/01/2007 2         723,835
----------------------------------------------------------------------------------------------------------------------------
   16,350,000    NYC IDA Special Facilities
                 (JFK International Airport)                         8.000       08/01/2012     08/01/2012        13,590,611
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    NYC Municipal Water Finance Authority               5.125       06/15/2015     06/15/2007 2       4,267,840
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYC Municipal Water Finance Authority               5.125       06/15/2017 7   06/15/2007 2          69,417
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC Municipal Water Finance Authority               5.125       06/15/2021     06/15/2007 2          52,730
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC Municipal Water Finance Authority               5.125       06/15/2021     06/15/2007 2          10,546
----------------------------------------------------------------------------------------------------------------------------
       55,000    NYC Municipal Water Finance Authority               5.125       06/15/2022     06/15/2008 2          58,002
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYC Municipal Water Finance Authority               5.200       06/15/2013     06/15/2007 2          10,727
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC Municipal Water Finance Authority               5.250       06/15/2018     06/15/2008 2          16,075
----------------------------------------------------------------------------------------------------------------------------
      425,000    NYC Municipal Water Finance Authority               5.250       06/15/2029 7   06/15/2007 2         447,381
----------------------------------------------------------------------------------------------------------------------------
    1,400,000    NYC Municipal Water Finance Authority               5.500       06/15/2017     06/15/2007 2       1,477,196
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC Municipal Water Finance Authority               5.500       06/15/2024     06/15/2006 2         104,762
----------------------------------------------------------------------------------------------------------------------------
    1,425,000    NYC Municipal Water Finance Authority               5.500       06/15/2024 7   06/15/2006 2       1,507,921
----------------------------------------------------------------------------------------------------------------------------
      585,000    NYC Municipal Water Finance Authority               5.500       06/15/2024 7   06/15/2006 2         612,343
----------------------------------------------------------------------------------------------------------------------------
    1,085,000    NYC Municipal Water Finance Authority               5.500       06/15/2027     06/15/2007 2       1,156,426
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC Municipal Water Finance Authority               5.500       06/15/2033     06/15/2010 2       1,081,260
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC Municipal Water Finance Authority               5.625       06/15/2019     06/15/2006 2         105,632
----------------------------------------------------------------------------------------------------------------------------
       55,000    NYC Municipal Water Finance Authority               5.625       06/15/2019 7   06/15/2006 2          58,130
----------------------------------------------------------------------------------------------------------------------------
      855,000    NYC Municipal Water Finance Authority               5.750       06/15/2013 7   06/15/2005 2         916,449
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYC Municipal Water Finance Authority               5.750       06/15/2013 7   06/15/2005 5          53,594
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYC Municipal Water Finance Authority               5.750       06/15/2026     06/15/2007 2         107,663
----------------------------------------------------------------------------------------------------------------------------
       55,000    NYC Municipal Water Finance Authority               5.750       06/15/2029     06/15/2007 2          60,148
----------------------------------------------------------------------------------------------------------------------------
    4,100,000    NYC TFA, Series B                                   5.000       11/01/2027     11/01/2012 2       4,224,271
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC TFA, Series C                                   5.000       05/01/2026 7   05/01/2010 2          15,375
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC TFA, Series C                                   5.250       05/01/2013     05/01/2008 2       1,102,620
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYC TFA, Series C                                   5.500       05/01/2025     05/01/2009 5          48,729
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC TFA, Series E                                   5.000       02/01/2024     02/01/2013 2       2,087,040
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC TFA, Series E                                   5.000       02/01/2026     02/01/2013 2       2,071,860
----------------------------------------------------------------------------------------------------------------------------
      460,000    NYC Transit Authority MTA, Series A                 5.400       01/01/2019 7   01/01/2010 2         522,330
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYC Transitional Finance Authority                  5.500       11/01/2024     05/01/2010 2          27,552
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYC Trust for Cultural Resources
                 (American Museum of Natural History)                5.650       04/01/2022     04/01/2007 2          16,059

                    31 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   3,740,000    NYC Trust for Cultural Resources
                 (American Museum of Natural History)                5.650%      04/01/2027 7   04/01/2007 2  $    3,988,037
----------------------------------------------------------------------------------------------------------------------------
      750,000    NYC Trust for Cultural Resources
                 (Museum of American Folk Art)                       6.000       07/01/2022 7   07/01/2010 2         815,880
----------------------------------------------------------------------------------------------------------------------------
    2,465,000    NYC Trust for Cultural Resources
                 (Museum of American Folk Art)                       6.125       07/01/2030 7   07/01/2011 2       2,673,169
----------------------------------------------------------------------------------------------------------------------------
      570,000    NYC Trust for Cultural Resources
                 (Museum of Modern Art)                              5.500       01/01/2016     01/01/2007 2         615,116
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (Albany Memorial Hospital)                   5.500       07/01/2010 7   07/01/2005 2          46,506
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Amsterdam Memorial Hospital)                6.000       08/01/2025     08/01/2006 2          26,687
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Audit & Control)                            5.500       04/01/2023     04/01/2009 2          27,454
----------------------------------------------------------------------------------------------------------------------------
      250,000    NYS DA (Augustana Lutheran Home)                    5.500       02/01/2041 7   02/01/2012 2         264,258
----------------------------------------------------------------------------------------------------------------------------
       95,000    NYS DA (Bethel Springvale Home)                     6.000       02/01/2035 7   02/01/2006 2         100,042
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS DA
                 (Bishop Henry B. Hucles Nursing Home)               5.625       07/01/2018 7   07/01/2008 2          68,752
----------------------------------------------------------------------------------------------------------------------------
      170,000    NYS DA
                 (Bishop Henry B. Hucles Nursing Home)               6.000       07/01/2024     07/01/2006 2         180,742
----------------------------------------------------------------------------------------------------------------------------
    1,295,000    NYS DA (Canisius College)                           5.600       07/01/2023     07/01/2005 2       1,340,079
----------------------------------------------------------------------------------------------------------------------------
    1,120,000    NYS DA (Catskill Regional Medical Center)           5.250       02/15/2023     02/15/2015 2       1,217,552
----------------------------------------------------------------------------------------------------------------------------
    1,350,000    NYS DA (Chapel Oaks)                                5.375       07/01/2017 7   07/01/2010 2       1,473,998
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (City University)                            0.000 8     07/01/2005     07/01/2005             4,951
----------------------------------------------------------------------------------------------------------------------------
    2,150,000    NYS DA (City University)                            5.000       07/01/2017     07/01/2008 2       2,270,615
----------------------------------------------------------------------------------------------------------------------------
    1,400,000    NYS DA (City University)                            5.250       07/01/2012     07/01/2008 2       1,528,016
----------------------------------------------------------------------------------------------------------------------------
      155,000    NYS DA (City University)                            5.250       07/01/2017     01/01/2008 2         164,176
----------------------------------------------------------------------------------------------------------------------------
   11,020,000    NYS DA (City University)                            5.375       07/01/2024     01/01/2008 5      12,211,152
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (City University)                            5.500       07/01/2019     07/01/2009 2          16,709
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (City University)                            5.500       07/01/2024     07/01/2006 2           5,295
----------------------------------------------------------------------------------------------------------------------------
      550,000    NYS DA (City University)                            6.000       07/01/2010     07/01/2006 2         582,742
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (College of Saint Rose)                      6.000       07/01/2011 7   07/01/2005 2           5,016
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Cooper Union for
                 Advancement of Science & Art)                       6.250       07/01/2029     07/01/2009 2          28,519
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    NYS DA (Court Facilities)                           5.375       05/15/2021     05/15/2013 2       1,613,925
----------------------------------------------------------------------------------------------------------------------------
    5,100,000    NYS DA (Court Facilities)                           5.375       05/15/2023     05/15/2013 2       5,491,068
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    NYS DA (Court Facilities)                           5.500       05/15/2020     05/15/2013 2       4,371,040
----------------------------------------------------------------------------------------------------------------------------
      200,000    NYS DA (Court Facilities)                           5.750       05/15/2017     05/15/2010 2         225,980
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (Dept. of Education)                         5.750       07/01/2021     07/01/2006 2          47,993
----------------------------------------------------------------------------------------------------------------------------
       90,000    NYS DA (Dept. of Health)                            5.500       07/01/2021     07/01/2007 2          94,426
----------------------------------------------------------------------------------------------------------------------------
      260,000    NYS DA (Dept. of Health)                            5.500       07/01/2025     07/01/2006 2         277,805
----------------------------------------------------------------------------------------------------------------------------
      885,000    NYS DA (Dept. of Health)                            5.500       07/01/2025     07/01/2006 2         936,498
----------------------------------------------------------------------------------------------------------------------------
      420,000    NYS DA (Dept. of Health)                            5.500       07/01/2025     07/01/2006 2         444,091
----------------------------------------------------------------------------------------------------------------------------
      280,000    NYS DA (Dept. of Health)                            5.750       07/01/2017 7   07/01/2006 2         300,202
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS DA (Dept. of Health)                            5.750       07/01/2017     07/01/2006 2          32,165

                    32 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,525,000    NYS DA (Ellis Hospital)                             5.050%      08/15/2024     08/15/2014 2  $    2,639,383
----------------------------------------------------------------------------------------------------------------------------
      165,000    NYS DA (Ellis Hospital)                             5.500       08/01/2015     08/01/2005 2         169,425
----------------------------------------------------------------------------------------------------------------------------
      105,000    NYS DA (Ellis Hospital)                             5.600       08/01/2025     08/01/2005 2         108,759
----------------------------------------------------------------------------------------------------------------------------
      125,000    NYS DA (Ellis Hospital)                             5.625       08/01/2035 7   08/01/2007 2         129,500
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (Episcopal Health)                           5.700       08/01/2009     02/01/2005 2           5,063
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYS DA (Episcopal Health)                           5.900       08/01/2020 7   02/01/2005 2          70,741
----------------------------------------------------------------------------------------------------------------------------
      310,000    NYS DA (Fairport Baptist Homes)                     6.000       02/01/2037     02/01/2007 2         334,090
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS DA
                 (FNHC/KR/MMWNHC Obligated Group)                    5.500       07/01/2010 7   07/01/2007 2          36,207
----------------------------------------------------------------------------------------------------------------------------
      335,000    NYS DA
                 (FNHC/KR/MMWNHC Obligated Group)                    5.750       07/01/2017     07/01/2005 2         346,524
----------------------------------------------------------------------------------------------------------------------------
    3,835,000    NYS DA (Frances Schervier Home
                 & Hospital Obligated Group)                         5.500       07/01/2017 7   07/01/2009 2       4,148,550
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    NYS DA (Frances Schervier Home
                 & Hospital Obligated Group)                         5.500       07/01/2027 7   07/01/2009 2      10,778,400
----------------------------------------------------------------------------------------------------------------------------
       90,000    NYS DA (Frances Schervier Home
                 & Hospital Obligated Group)                         5.500       07/01/2027 7   07/01/2009 2          96,334
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (German Masonic Home)                        5.950       08/01/2026 7   08/01/2008 2          52,371
----------------------------------------------------------------------------------------------------------------------------
      270,000    NYS DA (Grace Manor Health Care Facility)           6.150       07/01/2018     07/01/2006 2         289,111
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (Hamilton College)                           5.125       07/01/2016     07/01/2009 2          16,368
----------------------------------------------------------------------------------------------------------------------------
    2,135,000    NYS DA (Highland Community Devel. Corp.)            5.500       07/01/2023     07/16/2008 3       2,188,589
----------------------------------------------------------------------------------------------------------------------------
       75,000    NYS DA (Hospital Special Surgery)                   5.000       02/01/2018     02/01/2008 2          77,717
----------------------------------------------------------------------------------------------------------------------------
    2,255,000    NYS DA (Hunts Point Multi-Service Center)           5.625       07/01/2022     01/01/2008 2       2,464,174
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS DA (Jewish Geriatric)                           7.150       08/01/2014     02/01/2005 2          66,544
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYS DA (Jewish Geriatric)                           7.350       08/01/2029     02/01/2005 2         153,566
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (JGB Health Facilities)                      7.000       07/01/2009 7   07/01/2005 2          20,684
----------------------------------------------------------------------------------------------------------------------------
      105,000    NYS DA (John T. Mather Memorial Hospital)           5.375       07/01/2019     07/01/2008 2         110,456
----------------------------------------------------------------------------------------------------------------------------
    1,585,000    NYS DA (John T. Mather Memorial Hospital)           5.750       07/01/2025     07/01/2006 2       1,676,011
----------------------------------------------------------------------------------------------------------------------------
    2,910,000    NYS DA (Kaleida Health)                             5.050       02/15/2025     02/15/2014 2       3,028,728
----------------------------------------------------------------------------------------------------------------------------
    1,020,000    NYS DA ( L.I. University)                           5.125       09/01/2010     09/01/2009 2       1,123,816
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA ( L.I. University)                           5.250       09/01/2011     09/01/2009 2       1,091,750
----------------------------------------------------------------------------------------------------------------------------
    6,375,000    NYS DA ( L.I. University)                           5.500       09/01/2026     09/01/2006 2       6,770,824
----------------------------------------------------------------------------------------------------------------------------
      205,000    NYS DA (Lakeside Home)                              6.000       02/01/2037     02/01/2007 2         220,375
----------------------------------------------------------------------------------------------------------------------------
      710,000    NYS DA (Le Moyne College)                           5.000       07/01/2018     07/01/2005 2         725,634
----------------------------------------------------------------------------------------------------------------------------
    1,100,000    NYS DA (Leake & Watts Services)                     5.000       07/01/2023     07/01/2014 2       1,158,223
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS DA (Leake & Watts Services)                     6.000       07/01/2014     07/01/2005 2          35,811
----------------------------------------------------------------------------------------------------------------------------
      540,000    NYS DA (Leake & Watts Services)                     6.000       07/01/2023     07/01/2005 2         552,431
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS DA (Lenox Hill Hospital)                        5.750       07/01/2016     07/01/2011 2          10,808
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS DA (Lenox Hill Hospital)                        5.750       07/01/2017     07/01/2012 2       2,152,180
----------------------------------------------------------------------------------------------------------------------------
      520,000    NYS DA (Long Beach Medical Center)                  5.625       08/01/2022     08/01/2005 2         538,907
----------------------------------------------------------------------------------------------------------------------------
    3,235,000    NYS DA (Master BOCES Program)                       5.000       08/15/2023     08/15/2014 2       3,423,536

                    33 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     615,000    NYS DA (Master BOCES Program)                       5.250%      08/15/2023     08/15/2013 2  $      664,741
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (Menorah Campus)                             6.100       02/01/2037     02/01/2007 2         108,269
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS DA (Mental Health Services Facilities)          5.125       08/15/2027     08/15/2007 5          10,258
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (Mental Health Services Facilities)          5.250       08/15/2016     02/15/2008 2           5,268
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (Mental Health Services Facilities)          5.250       08/15/2016     02/15/2008 2           5,250
----------------------------------------------------------------------------------------------------------------------------
      185,000    NYS DA (Mental Health Services Facilities)          5.250       02/15/2018     02/15/2007 2         198,255
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    NYS DA (Mental Health Services Facilities)          5.250       02/15/2023     02/15/2014 2       1,604,760
----------------------------------------------------------------------------------------------------------------------------
    3,270,000    NYS DA (Mental Health Services Facilities)          5.250       08/15/2024     08/15/2009 2       3,519,076
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Mental Health Services Facilities)          5.375       02/15/2026     02/15/2008 2          26,135
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS DA (Mental Health Services Facilities)          5.625       02/15/2021     02/15/2007 2          43,570
----------------------------------------------------------------------------------------------------------------------------
      450,000    NYS DA (Mental Health Services Facilities)          5.750       08/15/2011     02/15/2007 5         485,393
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (Mental Health Services Facilities)          5.750       08/15/2012     02/15/2007 2         108,299
----------------------------------------------------------------------------------------------------------------------------
       95,000    NYS DA (Mental Health Services Facilities)          5.750       02/15/2027     02/15/2007 2         103,788
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (Mental Health Services Facilities)          5.750       02/15/2027     02/15/2007 2           5,387
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (Mercy College)                              5.700       07/01/2017     07/01/2005 2          51,850
----------------------------------------------------------------------------------------------------------------------------
      180,000    NYS DA (Millard Fillmore Hospital)                  5.375       02/01/2017     02/01/2005 2         189,410
----------------------------------------------------------------------------------------------------------------------------
    5,060,000    NYS DA (Miriam Osborn
                 Memorial Home Association)                          6.875       07/01/2019 7   07/01/2010 2       5,744,264
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS DA (Montefiore Medical Center)                  5.000       08/01/2023     02/01/2015 2       5,277,450
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA (Montefiore Medical Center)                  5.250       02/01/2015     02/01/2007 2       1,070,740
----------------------------------------------------------------------------------------------------------------------------
      270,000    NYS DA (Montefiore Medical Center)                  5.500       08/01/2038     08/01/2009 2         283,433
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (Mount Sinai School of Medicine)             5.000       07/01/2015     07/01/2005 2          50,878
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS DA (Mount Sinai School of Medicine)             5.000       07/01/2016     07/01/2005 2          30,361
----------------------------------------------------------------------------------------------------------------------------
      495,000    NYS DA (Mount Sinai School of Medicine)             5.000       07/01/2021     07/01/2005 2         505,563
----------------------------------------------------------------------------------------------------------------------------
    6,500,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                              6.500       07/01/2017     07/01/2010 2       6,891,170
----------------------------------------------------------------------------------------------------------------------------
    1,750,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                              6.750       07/01/2020     07/01/2010 2       1,884,120
----------------------------------------------------------------------------------------------------------------------------
    5,770,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group) RITES 9                      9.467 14    07/01/2015     07/01/2010 2       6,575,261
----------------------------------------------------------------------------------------------------------------------------
    5,665,000    NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group) RITES 9                      9.467 14    07/01/2016     07/01/2010 2       6,396,918
----------------------------------------------------------------------------------------------------------------------------
   12,000,000    NYS DA (Mt. Sinai/NYU Health)                       6.000       07/01/2026     02/01/2005 2      12,012,360
----------------------------------------------------------------------------------------------------------------------------
    6,500,000    NYS DA (Mt. Sinai/NYU Health)                       6.250       07/01/2022     02/01/2005 2       6,509,230
----------------------------------------------------------------------------------------------------------------------------
      320,000    NYS DA (Municipal Health Facilities)                5.500       05/15/2024     05/15/2006 2         337,626
----------------------------------------------------------------------------------------------------------------------------
      400,000    NYS DA (New School for Social Research)             5.750       07/01/2026     07/01/2007 2         435,560
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (Niagara Lutheran Devel.)                    5.450       08/01/2017     08/01/2007 2          15,837
----------------------------------------------------------------------------------------------------------------------------
    4,200,000    NYS DA (North General Hospital)                     5.750       02/15/2019     02/15/2013 2       4,685,184
----------------------------------------------------------------------------------------------------------------------------
    3,750,000    NYS DA (North General Hospital)                     5.750       02/15/2020     02/15/2013 2       4,174,950
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS DA (North Shore University Hospital)            5.200       11/01/2017     11/01/2008 2       5,458,000
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA
                 (Nottingham Retirement Community)                   6.050       07/01/2015     07/01/2005 2          51,535

                    34 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,435,000    NYS DA
                 (Nottingham Retirement Community)                   6.125%      07/01/2025 7   07/01/2005 2  $    2,524,267
----------------------------------------------------------------------------------------------------------------------------
    1,375,000    NYS DA (NY Hospital Medical Center)                 5.550       08/15/2029 7   08/15/2011 2       1,526,319
----------------------------------------------------------------------------------------------------------------------------
    2,030,000    NYS DA (Nyack Hospital)                             6.000       07/01/2006     01/04/2006 1       2,053,792
----------------------------------------------------------------------------------------------------------------------------
    2,325,000    NYS DA (Nyack Hospital)                             6.250       07/01/2013     05/10/2009 1       2,296,124
----------------------------------------------------------------------------------------------------------------------------
      220,000    NYS DA (Our Lady Geriatric Center)                  6.050       08/01/2035     08/01/2005 2         228,422
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (Our Lady of Consolation
                 Geriatric Care Center)                              5.900       08/01/2020     08/01/2005 2          46,398
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS DA (Park Ridge Hsg.)                            6.375       08/01/2020 7   08/01/2010 2       2,216,060
----------------------------------------------------------------------------------------------------------------------------
    1,570,000    NYS DA (Park Ridge Hsg.)                            6.500       08/01/2025 7   08/01/2010 2       1,770,882
----------------------------------------------------------------------------------------------------------------------------
    7,225,000    NYS DA (Personal Income Tax)                        5.000       03/15/2027     03/15/2013 2       7,442,617
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS DA (Personal Income Tax)                        5.375       03/15/2022     03/15/2013 2       2,182,580
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (Pratt Institute)                            6.000       07/01/2024     07/01/2010 2         113,179
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (Resurrection Rest Home
                 Castleton on Hudson, NY)                            6.050       08/01/2035 7   08/01/2005 2          51,914
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS DA (Rochester General Hospital)                 5.700       08/01/2033     02/01/2005 2          35,435
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA
                 (Rosalind & Joseph Gurwin Geriatric)                5.700       02/01/2037     02/01/2007 2          48,376
----------------------------------------------------------------------------------------------------------------------------
    5,100,000    NYS DA
                 (Ryan-Clinton Community Health Center)              6.100       07/01/2019 7   01/01/2010 2       5,655,849
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS DA (School District Financing)                  5.750       10/01/2022 7   10/01/2012 2       5,746,600
----------------------------------------------------------------------------------------------------------------------------
   15,000,000    NYS DA
                 (SCSMC/SV/CHSLI Obligated Group)                    6.500       07/01/2020 7   07/01/2010 2      16,708,200
----------------------------------------------------------------------------------------------------------------------------
    1,465,000    NYS DA (Service Contract)                           5.250       04/01/2012     04/01/2008 2       1,589,789
----------------------------------------------------------------------------------------------------------------------------
      315,000    NYS DA (Service Contract)                           5.250       04/01/2017     04/01/2008 2         337,639
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Service Contract)                           5.250       07/01/2019     07/01/2007 2          25,942
----------------------------------------------------------------------------------------------------------------------------
   15,480,000    NYS DA (SFH/GSHMC/MMC/SCHRC
                 Obligated Group)                                    5.000       07/01/2021     07/01/2014 2      15,802,758
----------------------------------------------------------------------------------------------------------------------------
    5,925,000    NYS DA (Siena College)                              5.750       07/01/2026     07/01/2007 2       6,451,733
----------------------------------------------------------------------------------------------------------------------------
      300,000    NYS DA (Special Act School Districts)               5.875       07/01/2013     07/01/2005 2         311,427
----------------------------------------------------------------------------------------------------------------------------
      290,000    NYS DA (Special Act School Districts)               6.000       07/01/2019     07/01/2005 2         301,180
----------------------------------------------------------------------------------------------------------------------------
       85,000    NYS DA (St. Agnes Hospital)                         5.300       02/15/2019     02/15/2008 2          92,389
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (St. Barnabas Hospital)                      5.450       08/01/2035     08/01/2007 2         106,712
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS DA (St. Charles Hospital
                 and Rehabilitation Center)                          5.500       07/01/2022     07/01/2009 2          43,980
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (St. Francis Hospital)                       5.500       07/01/2029     07/01/2011 2         108,593
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (St. John's University)                      5.250       07/01/2018     07/01/2008 2          21,815
----------------------------------------------------------------------------------------------------------------------------
      110,000    NYS DA (St. John's University)                      5.250       07/01/2025     07/01/2008 2         117,361
----------------------------------------------------------------------------------------------------------------------------
    2,650,000    NYS DA (St. John's University)                      5.600       07/01/2016     07/01/2006 2       2,829,432
----------------------------------------------------------------------------------------------------------------------------
    5,005,000    NYS DA (St. Joseph's Hospital Health Center)        5.250       07/01/2018 7   07/01/2009 2       5,248,593
----------------------------------------------------------------------------------------------------------------------------
    2,005,000    NYS DA (St. Vincent DePaul Residence)               5.300       07/01/2018 7   07/01/2010 2       2,116,358

                    35 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     175,000    NYS DA (St. Vincent's Hospital
                 & Medical Center)                                   5.750%      08/01/2015 7   08/01/2007 2  $      181,783
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS DA
                 (St. Vincent's Hospital & Medical Center)           5.800       08/01/2025     08/01/2005 2          36,406
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA
                 (St. Vincent's Hospital & Medical Center)           5.800       08/01/2025     08/01/2005 2          51,901
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS DA
                 (St. Vincent's Hospital & Medical Center)           7.375       08/01/2011     02/01/2005 2          10,040
----------------------------------------------------------------------------------------------------------------------------
    2,440,000    NYS DA
                 (St. Vincent's Hospital & Medical Center)           7.400       08/01/2030 7   02/01/2005 2       2,548,336
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS DA (State University Athletic Facilities)       5.250       07/01/2018     07/01/2008 2          32,722
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA
                 (State University Dormitory Facilities)             5.250       07/01/2014     07/01/2005 2          15,530
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA
                 (State University Educational Facilities)           0.000 8     05/15/2007     05/15/2007            46,952
----------------------------------------------------------------------------------------------------------------------------
    3,265,000    NYS DA
                 (State University Educational Facilities)           5.125       05/15/2021     05/15/2009 2       3,482,253
----------------------------------------------------------------------------------------------------------------------------
    9,700,000    NYS DA
                 (State University Educational Facilities)           5.375       05/15/2011     05/15/2008 2      10,437,103
----------------------------------------------------------------------------------------------------------------------------
    3,750,000    NYS DA
                 (State University Educational Facilities)           6.000       05/15/2016     05/15/2010 2       4,292,963
----------------------------------------------------------------------------------------------------------------------------
    2,325,000    NYS DA
                 (State University Educational Facilities)           6.000       05/15/2017     05/15/2005 2       2,382,079
----------------------------------------------------------------------------------------------------------------------------
      515,000    NYS DA
                 (State University Educational Facilities)           6.000       05/15/2017     05/15/2005 2         528,030
----------------------------------------------------------------------------------------------------------------------------
      300,000    NYS DA
                 (State University Educational Facilities)           6.000       05/15/2017     05/15/2005 2         307,800
----------------------------------------------------------------------------------------------------------------------------
      155,000    NYS DA (Suffolk County Judicial Facilities)         9.250       04/15/2006 7   04/15/2005 2         168,440
----------------------------------------------------------------------------------------------------------------------------
    3,500,000    NYS DA (Teresian House)                             5.250       07/01/2017 7   07/01/2009 2       3,652,425
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS DA (The Highlands Living)                       6.600       02/01/2034     02/01/2005 2          10,235
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (United Cerebral Palsy
                 Association of Nassau County)                       6.000       07/01/2007     07/01/2005 2          50,157
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (United Cerebral Palsy
                 Association of Nassau County)                       6.200       07/01/2012     07/01/2005 2          46,179
----------------------------------------------------------------------------------------------------------------------------
    1,250,000    NYS DA (United Cerebral Palsy of NYC)               5.750       07/01/2018 7   07/01/2012 2       1,409,788
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (United Health Services)                     5.500       08/01/2017     02/01/2008 2          20,490
----------------------------------------------------------------------------------------------------------------------------
    1,905,000    NYS DA (Upstate Community Colleges)                 5.125       07/01/2021     07/01/2014 2       2,038,026
----------------------------------------------------------------------------------------------------------------------------
    1,165,000    NYS DA (Upstate Community Colleges)                 5.125       07/01/2022     07/01/2014 2       1,241,657
----------------------------------------------------------------------------------------------------------------------------
      185,000    NYS DA (Upstate Community Colleges)                 5.250       07/01/2023     07/01/2006 2         187,701
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS DA (Upstate Community Colleges)                 5.875       07/01/2016 7   07/01/2007 2          38,007
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (W.K. Nursing Home)                          6.125       02/01/2036     08/01/2006 2          48,112
----------------------------------------------------------------------------------------------------------------------------
      680,000    NYS DA (Wesley Gardens)                             6.125       08/01/2035     08/01/2006 2         725,968
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (Wyckoff Heights Medical Center)             5.300       08/15/2021     02/15/2008 2          21,609

                    36 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,230,000    NYS DA Service Contract (CCFDP)                     5.375%      04/01/2020     04/01/2012 2  $    2,400,104
----------------------------------------------------------------------------------------------------------------------------
    2,350,000    NYS DA Service Contract (CCFDP)                     5.375       04/01/2021     04/01/2012 2       2,523,172
----------------------------------------------------------------------------------------------------------------------------
      175,000    NYS DA, Series B                                    5.625       02/15/2021     02/15/2007 2         188,221
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS EFC (Clean Water &
                 Drinking Revolving Funds)                           5.000       06/15/2019     06/15/2008 2          16,051
----------------------------------------------------------------------------------------------------------------------------
    3,185,000    NYS EFC (Clean Water &
                 Drinking Revolving Funds)                           5.000       06/15/2019     06/15/2008 2       3,421,677
----------------------------------------------------------------------------------------------------------------------------
      115,000    NYS EFC (Consolidated Water Company)                7.150       11/01/2014 7   05/01/2005 2         115,721
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS EFC (L.I. Water Corp.)                          5.250       08/01/2027     08/01/2005 2          51,080
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS EFC
                 (NYC Municipal Water Finance Authority)             5.875       06/15/2014     06/15/2005 2          10,231
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS EFC (NYS Water Services)                        5.750       11/15/2010     05/15/2005 2          15,345
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYS EFC (NYS Water Services)                        6.500       03/15/2007     03/15/2005 2         140,913
----------------------------------------------------------------------------------------------------------------------------
       85,000    NYS EFC (NYS Water Services)                        6.600       06/15/2005     06/15/2005 2          85,325
----------------------------------------------------------------------------------------------------------------------------
    2,670,000    NYS EFC (NYS Water Services)                        6.875       06/15/2010 7   06/15/2005 2       2,772,368
----------------------------------------------------------------------------------------------------------------------------
    1,705,000    NYS EFC (NYS Water Services)                        6.875       06/15/2014 7   06/15/2005 2       1,737,207
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYS EFC (NYS Water Services)                        6.900       05/15/2015     05/15/2005 2         153,567
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS EFC (NYS Water Services)                        6.900       11/15/2015 7   05/15/2005 2          30,713
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS EFC (NYS Water Services)                        7.200       03/15/2011 7   03/15/2005 2          26,228
----------------------------------------------------------------------------------------------------------------------------
      640,000    NYS EFC (NYS Water Services)                        7.250       06/15/2010 7   06/15/2005 2         642,714
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS EFC (NYS Water Services)                        7.500       03/15/2011 7   03/15/2005 2          20,088
----------------------------------------------------------------------------------------------------------------------------
    1,450,000    NYS EFC (NYS Water Services)                        7.500       06/15/2012 7   06/15/2005 2       1,453,277
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS EFC (NYS Water Services)                        7.500       06/15/2012 7   06/15/2005 2          47,196
----------------------------------------------------------------------------------------------------------------------------
      525,000    NYS EFC (Occidental Petroleum)                      6.100       11/01/2030     11/01/2007 2         541,118
----------------------------------------------------------------------------------------------------------------------------
    1,425,000    NYS EFC (Personal Income Tax)                       5.250       01/01/2022     01/01/2013 2       1,543,389
----------------------------------------------------------------------------------------------------------------------------
    8,200,000    NYS EFC (Pilgrim State Sewage Treatment)            6.300       03/15/2016     03/15/2005 2       8,655,510
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS EFC (Riverbank State Park)                      5.125       04/01/2022     04/01/2007 2          10,212
----------------------------------------------------------------------------------------------------------------------------
      205,000    NYS EFC (Spring Valley Water Company)               5.650       11/01/2023     05/01/2005 2         207,497
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS EFC (Spring Valley Water Company)               6.300       08/01/2024     02/01/2005 2       2,109,200
----------------------------------------------------------------------------------------------------------------------------
    4,250,000    NYS EFC (Waste Management)                          4.450       07/01/2017     07/01/2009 3       4,389,910
----------------------------------------------------------------------------------------------------------------------------
    7,200,000    NYS ERDA (Brooklyn Union Gas)                       5.500       01/01/2021     01/01/2008 2       7,531,920
----------------------------------------------------------------------------------------------------------------------------
    9,575,000    NYS ERDA (Brooklyn Union Gas)                       5.600       06/01/2025     07/14/2005 2       9,738,828
----------------------------------------------------------------------------------------------------------------------------
   27,745,000    NYS ERDA (Brooklyn Union Gas)                       6.750       02/01/2024     02/01/2005 2      28,806,246
----------------------------------------------------------------------------------------------------------------------------
   12,305,000    NYS ERDA (Brooklyn Union Gas)                       6.750       02/01/2024     05/13/2005 2      12,473,702
----------------------------------------------------------------------------------------------------------------------------
  130,640,000    NYS ERDA (Con Ed)                                   4.700       06/01/2036     10/03/2005 2     131,361,133
----------------------------------------------------------------------------------------------------------------------------
    4,360,000    NYS ERDA (Con Ed)                                   6.100       08/15/2020     07/01/2005 2       4,517,701
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS ERDA (Con Ed)                                   6.100       08/15/2020     07/01/2005 2          15,587
----------------------------------------------------------------------------------------------------------------------------
      255,000    NYS ERDA (Con Ed)                                   6.100       08/15/2020     07/01/2005 2         264,897
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYS ERDA (Corning Natural Gas)                      8.250       12/01/2018     06/01/2005 2          72,520
----------------------------------------------------------------------------------------------------------------------------
      550,000    NYS ERDA (LILCO)                                    5.150       03/01/2016     03/01/2005 2         562,249
----------------------------------------------------------------------------------------------------------------------------
      320,000    NYS ERDA (LILCO)                                    5.150       03/01/2016     03/01/2005 2         327,126

                    37 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      35,000    NYS ERDA (LILCO)                                    5.150%      03/01/2016     03/01/2005 2  $       35,635
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS ERDA (LILCO)                                    5.150       03/01/2016     03/01/2005 2       5,105,050
----------------------------------------------------------------------------------------------------------------------------
    4,705,000    NYS ERDA (NYSEG)                                    6.150       07/01/2026     07/01/2005 2       4,885,296
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS GO                                              5.000       09/15/2017     09/15/2008 2           5,403
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS GO                                              5.300       07/15/2015     07/15/2006 2          26,129
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS GO                                              5.300       07/15/2017     07/15/2006 2          41,806
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS GO                                              5.500       07/15/2024     07/15/2006 2          26,265
----------------------------------------------------------------------------------------------------------------------------
      120,000    NYS GO                                              5.625       10/01/2020     10/01/2005 2         123,892
----------------------------------------------------------------------------------------------------------------------------
    2,325,000    NYS GO                                              5.875       08/01/2024 7   08/01/2006 2       2,463,338
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS GO                                              6.600       12/01/2014     06/01/2005 2          40,724
----------------------------------------------------------------------------------------------------------------------------
    1,625,000    NYS HFA (Economic Devel. & Hsg.)                    5.250       03/15/2016     03/15/2013 2       1,789,076
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (General Hsg.)                              6.600       11/01/2005     05/01/2005 2          10,118
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS HFA (General Hsg.)                              6.600       11/01/2006     05/01/2005 2          30,353
----------------------------------------------------------------------------------------------------------------------------
      330,000    NYS HFA (HELP-Bronx Hsg.)                           8.050       11/01/2005 7   05/01/2005 2         337,349
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Hospital & Nursing Home)                   5.500       11/01/2012     05/01/2005 5           5,689
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS HFA (Hospital & Nursing Home)                   5.875       11/01/2010     05/01/2005 5          17,102
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS HFA (Hospital & Nursing Home)                   5.900       11/01/2005     05/01/2005 5          30,917
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Hospital & Nursing Home)                   5.900       11/01/2010     05/01/2005 5           5,736
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS HFA (Hospital & Nursing Home)                   6.000       11/01/2014     05/01/2005 2          41,409
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Hospital & Nursing Home)                   6.875       11/01/2005     05/01/2005 5           5,196
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Hospital & Nursing Home)                   6.875       11/01/2009     05/01/2005 5           5,906
----------------------------------------------------------------------------------------------------------------------------
      575,000    NYS HFA (Hospital & Nursing Home)                   7.000       11/01/2017     05/01/2005 5         709,803
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYS HFA (Meadow Manor)                              7.750       11/01/2019 7   05/01/2005 2          70,187
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS HFA (Monroe County Health Facilities)           7.625       05/01/2005 7   05/01/2005 2          25,435
----------------------------------------------------------------------------------------------------------------------------
      120,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2008     11/01/2005 2          98,830
----------------------------------------------------------------------------------------------------------------------------
      175,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2009     11/01/2005 2         136,217
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2010     11/01/2005 2          25,679
----------------------------------------------------------------------------------------------------------------------------
      165,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2011     11/01/2005 2         114,373
----------------------------------------------------------------------------------------------------------------------------
       95,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2012     11/01/2005 2          61,976
----------------------------------------------------------------------------------------------------------------------------
      610,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2013     11/01/2005 2         375,821
----------------------------------------------------------------------------------------------------------------------------
    5,825,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2014     11/01/2005 2       3,372,908
----------------------------------------------------------------------------------------------------------------------------
   11,425,000    NYS HFA (Multifamily Hsg.)                          0.000 8     11/01/2015     11/01/2005 2       6,244,562
----------------------------------------------------------------------------------------------------------------------------
      560,000    NYS HFA (Multifamily Hsg.)                          5.850       08/15/2013 7   02/15/2005 2         560,991
----------------------------------------------------------------------------------------------------------------------------
       95,000    NYS HFA (Multifamily Hsg.)                          5.950       08/15/2024 7   02/15/2005 2          95,204
----------------------------------------------------------------------------------------------------------------------------
      130,000    NYS HFA (Multifamily Hsg.)                          6.000       08/15/2027 7   02/15/2009 2         135,737
----------------------------------------------------------------------------------------------------------------------------
       55,000    NYS HFA (Multifamily Hsg.)                          6.050       08/15/2032     02/15/2007 2          57,155
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS HFA (Multifamily Hsg.)                          6.100       08/15/2016 7   08/15/2008 2       1,040,090
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS HFA (Multifamily Hsg.)                          6.100       08/15/2028     08/15/2006 2          51,873
----------------------------------------------------------------------------------------------------------------------------
      400,000    NYS HFA (Multifamily Hsg.)                          6.100       11/15/2036     11/15/2006 2         421,564
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS HFA (Multifamily Hsg.)                          6.200       08/15/2012 7   02/15/2005 2          30,048
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS HFA (Multifamily Hsg.)                          6.250       08/15/2014 7   02/15/2005 2          20,431

                    38 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      35,000    NYS HFA (Multifamily Hsg.)                          6.250%      08/15/2014     02/15/2005 2  $       35,755
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS HFA (Multifamily Hsg.)                          6.250       08/15/2014     08/15/2005 2          66,405
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYS HFA (Multifamily Hsg.)                          6.250       08/15/2023 7   02/15/2005 2         150,177
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYS HFA (Multifamily Hsg.)                          6.250       08/15/2025     02/15/2005 2         152,315
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYS HFA (Multifamily Hsg.)                          6.250       08/15/2027 7   08/15/2008 2         140,156
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS HFA (Multifamily Hsg.)                          6.300       08/15/2026     08/15/2005 2          66,784
----------------------------------------------------------------------------------------------------------------------------
      855,000    NYS HFA (Multifamily Hsg.)                          6.350       08/15/2023 7   02/15/2005 2         874,383
----------------------------------------------------------------------------------------------------------------------------
      735,000    NYS HFA (Multifamily Hsg.)                          6.450       08/15/2014 7   02/15/2005 2         736,227
----------------------------------------------------------------------------------------------------------------------------
    1,090,000    NYS HFA (Multifamily Hsg.)                          6.500       08/15/2024 7   02/15/2005 2       1,091,472
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS HFA (Multifamily Hsg.)                          6.500       08/15/2024     02/15/2005 2          25,035
----------------------------------------------------------------------------------------------------------------------------
      665,000    NYS HFA (Multifamily Hsg.)                          6.625       08/15/2012     02/15/2005 2         666,563
----------------------------------------------------------------------------------------------------------------------------
    1,620,000    NYS HFA (Multifamily Hsg.)                          6.700       08/15/2025 7   02/15/2005 2       1,623,208
----------------------------------------------------------------------------------------------------------------------------
      330,000    NYS HFA (Multifamily Hsg.)                          6.850       11/01/2019 7   05/01/2005 2         337,197
----------------------------------------------------------------------------------------------------------------------------
      295,000    NYS HFA (Multifamily Hsg.)                          6.900       08/15/2007 7   02/15/2005 2         295,794
----------------------------------------------------------------------------------------------------------------------------
       85,000    NYS HFA (Multifamily Hsg.)                          6.950       08/15/2012 7   02/15/2005 2          87,083
----------------------------------------------------------------------------------------------------------------------------
      100,000    NYS HFA (Multifamily Hsg.)                          7.000       08/15/2012     02/15/2005 2         100,282
----------------------------------------------------------------------------------------------------------------------------
      515,000    NYS HFA (Multifamily Hsg.)                          7.000       08/15/2022     02/15/2005 2         517,482
----------------------------------------------------------------------------------------------------------------------------
      350,000    NYS HFA (Multifamily Hsg.)                          7.050       08/15/2024 7   02/15/2005 2         350,532
----------------------------------------------------------------------------------------------------------------------------
      525,000    NYS HFA (Multifamily Hsg.)                          7.550       11/01/2029     05/01/2005 2         535,133
----------------------------------------------------------------------------------------------------------------------------
    2,270,000    NYS HFA (Multifamily Hsg.)                          7.750       11/01/2020 7   05/01/2005 2       2,367,292
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2005     05/01/2005 2          10,113
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2006     05/01/2005 2          25,550
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2007     05/01/2005 2          20,225
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2008     05/01/2005 2          40,450
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2009     05/01/2005 2          10,112
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2011     05/01/2005 2          65,733
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2012     05/01/2005 2          50,574
----------------------------------------------------------------------------------------------------------------------------
       15,000    NYS HFA (Nonprofit Hsg.)                            6.200       11/01/2013     05/01/2005 2          15,293
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2005     05/01/2005 2           5,059
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2006     05/01/2005 2          10,112
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2009     05/01/2005 2          20,300
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2010     05/01/2005 2          10,195
----------------------------------------------------------------------------------------------------------------------------
       35,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2012     05/01/2005 2          35,420
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Nonprofit Hsg.)                            6.400       11/01/2013     05/01/2005 2           5,170
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                            6.600       11/01/2009     05/01/2005 2          10,340
----------------------------------------------------------------------------------------------------------------------------
        9,000    NYS HFA (Nonprofit Hsg.)                            6.875       11/01/2010     05/01/2005 2           9,306
----------------------------------------------------------------------------------------------------------------------------
      545,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2005     05/01/2005 2         554,897
----------------------------------------------------------------------------------------------------------------------------
    1,525,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2006     05/01/2005 2       1,552,694
----------------------------------------------------------------------------------------------------------------------------
      640,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2007     05/01/2005 2         651,622
----------------------------------------------------------------------------------------------------------------------------
      705,000    NYS HFA (Nonprofit Hsg.)                            8.400       11/01/2008     05/01/2005 2         728,103
----------------------------------------------------------------------------------------------------------------------------
    1,435,000    NYS HFA (NYC Health Facilities)                     6.000       05/01/2007     05/01/2007         1,522,377

                    39 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   4,165,000    NYS HFA (NYC Health Facilities)                     6.000%      05/01/2008     05/01/2006 2  $    4,407,611
----------------------------------------------------------------------------------------------------------------------------
    2,400,000    NYS HFA (Phillips Village)                          7.750       08/15/2017     02/15/2005 2       2,457,336
----------------------------------------------------------------------------------------------------------------------------
      160,000    NYS HFA (Service Contract)                          5.500       09/15/2022 7   03/15/2010 2         172,437
----------------------------------------------------------------------------------------------------------------------------
      560,000    NYS HFA (Service Contract)                          6.000       03/15/2026     09/15/2006 2         599,698
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS HFA (Service Contract)                          6.375       09/15/2015     09/15/2005 2          26,261
----------------------------------------------------------------------------------------------------------------------------
    2,085,000    NYS HFA (Simeon Dewitt)                             8.000       11/01/2018 7   05/01/2005 2       2,101,826
----------------------------------------------------------------------------------------------------------------------------
       60,000    NYS HFA, Series A                                   5.800       11/01/2009     05/01/2006 2          62,346
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYS HFA, Series A                                   5.875       11/01/2010     05/01/2006 2         140,050
----------------------------------------------------------------------------------------------------------------------------
    5,660,000    NYS HFA, Series A                                   6.100       11/01/2015 7   05/01/2008 2       5,953,867
----------------------------------------------------------------------------------------------------------------------------
    4,885,000    NYS HFA, Series A                                   6.125       11/01/2020 7   05/01/2006 2       5,141,853
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS LGAC                                            5.375       04/01/2016     04/01/2007 2          53,118
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS LGAC                                            5.375       04/01/2019     04/01/2007 2          32,141
----------------------------------------------------------------------------------------------------------------------------
   11,415,000    NYS LGAC                                            5.400       04/01/2015     04/01/2007 2      12,249,893
----------------------------------------------------------------------------------------------------------------------------
      380,000    NYS LGSC (SCSB) 9                                   6.375       12/15/2009     01/22/2008 1         388,702
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS Medcare (Adult Day Care)                        6.375       11/15/2020     11/15/2005 2          10,521
----------------------------------------------------------------------------------------------------------------------------
      150,000    NYS Medcare
                 (Brookdale Family Care Centers)                     6.375       11/15/2019     11/15/2005 2         158,043
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS Medcare (Central Suffolk Hospital)              5.875       11/01/2005     05/01/2005 2           5,034
----------------------------------------------------------------------------------------------------------------------------
    2,845,000    NYS Medcare (FHA Insured Mtg.)                      6.050       02/15/2015     08/15/2005 2       2,959,710
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS Medcare (FHA Insured Mtg.)                      6.150       02/15/2035     02/15/2005 2          51,197
----------------------------------------------------------------------------------------------------------------------------
      250,000    NYS Medcare (FHA Insured Mtg.)                      6.200       02/15/2035     08/15/2005 2         260,133
----------------------------------------------------------------------------------------------------------------------------
      750,000    NYS Medcare (Healthcare)                            6.350       11/01/2014 7   05/01/2005 2         788,663
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS Medcare (Hospital & Nursing Home)               5.400       08/15/2033 7   08/15/2005 2          25,300
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS Medcare (Hospital & Nursing Home) 9             5.500       02/15/2022     02/15/2005 2          30,925
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS Medcare (Hospital & Nursing Home)               5.800       02/15/2007     02/15/2005 2          20,453
----------------------------------------------------------------------------------------------------------------------------
      130,000    NYS Medcare (Hospital & Nursing Home)               6.100       02/15/2033 7   02/15/2005 2         130,546
----------------------------------------------------------------------------------------------------------------------------
      720,000    NYS Medcare (Hospital & Nursing Home)               6.125       02/15/2014 7   02/15/2006 2         733,918
----------------------------------------------------------------------------------------------------------------------------
    1,915,000    NYS Medcare (Hospital & Nursing Home)               6.200       08/15/2013     02/15/2005 2       1,923,483
----------------------------------------------------------------------------------------------------------------------------
    1,855,000    NYS Medcare (Hospital & Nursing Home)               6.200       02/15/2021     02/15/2005 2       1,897,350
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYS Medcare (Hospital & Nursing Home)               6.200       08/15/2022     02/15/2005 2         138,146
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS Medcare (Hospital & Nursing Home)               6.200       08/15/2022     02/15/2005 2          25,081
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYS Medcare (Hospital & Nursing Home)               6.250       02/15/2015     08/15/2005 2          72,953
----------------------------------------------------------------------------------------------------------------------------
      225,000    NYS Medcare (Hospital & Nursing Home)               6.250       02/15/2027     02/15/2005 2         230,166
----------------------------------------------------------------------------------------------------------------------------
      325,000    NYS Medcare (Hospital & Nursing Home)               7.000       08/15/2032     02/15/2005 2         335,465
----------------------------------------------------------------------------------------------------------------------------
      740,000    NYS Medcare (Hospital & Nursing Home)               7.400       11/01/2016 7   05/01/2005 2         761,830
----------------------------------------------------------------------------------------------------------------------------
    1,085,000    NYS Medcare (Hospital & Nursing Home)               9.375       11/01/2016 7   05/01/2005 2       1,139,087
----------------------------------------------------------------------------------------------------------------------------
      335,000    NYS Medcare (Hospital & Nursing Home)              10.000       11/01/2006 7   05/01/2005 2         353,191
----------------------------------------------------------------------------------------------------------------------------
      135,000    NYS Medcare (Insured Mtg. Nursing)                  6.150       02/15/2025     02/15/2005 2         138,232
----------------------------------------------------------------------------------------------------------------------------
      510,000    NYS Medcare (Long Term Health Care)                 6.400       11/01/2014 7   05/01/2005 2         518,971
----------------------------------------------------------------------------------------------------------------------------
    1,915,000    NYS Medcare (Long Term Health Care)                 6.450       11/01/2014 7   05/01/2005 2       1,971,301
----------------------------------------------------------------------------------------------------------------------------
       90,000    NYS Medcare (Long Term Health Care)                 6.700       11/01/2007     05/01/2005 2          90,325

                    40 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,150,000    NYS Medcare (Long Term Health Care)                 6.800%      11/01/2014 7   05/01/2005 2  $    1,154,244
----------------------------------------------------------------------------------------------------------------------------
      130,000    NYS Medcare (Long Term Health Care)                 7.100       11/01/2012 7   05/01/2005 2         130,508
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS Medcare (Long Term Health Care)                 7.300       11/01/2005 7   05/01/2005 2          65,272
----------------------------------------------------------------------------------------------------------------------------
      115,000    NYS Medcare (Long Term Health Care)                 7.375       11/01/2011 7   05/01/2005 2         118,956
----------------------------------------------------------------------------------------------------------------------------
       45,000    NYS Medcare (Long Term Health Care)                 7.625       11/01/2010     05/01/2005 2          45,194
----------------------------------------------------------------------------------------------------------------------------
       85,000    NYS Medcare (Montefiore Medical Center)             5.700       02/15/2012     02/15/2007 2          87,046
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYS Medcare (Montefiore Medical Center)             5.750       02/15/2015     02/15/2005 2          71,691
----------------------------------------------------------------------------------------------------------------------------
    6,170,000    NYS Medcare (Montefiore Medical Center)             5.750       02/15/2025 7   12/15/2005 2       6,316,044
----------------------------------------------------------------------------------------------------------------------------
      200,000    NYS Medcare (Montefiore Medical Center)             6.000       02/15/2035     02/15/2005 2         204,816
----------------------------------------------------------------------------------------------------------------------------
      195,000    NYS Medcare (Secured Hospital)                      6.250       02/15/2024 7   02/15/2005 2         197,974
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS Medcare (St. James Mercy Hospital)              6.250       02/15/2025     08/15/2005 2          26,076
----------------------------------------------------------------------------------------------------------------------------
   12,320,000    NYS Medcare (St. Luke's Hospital)                   5.600       08/15/2013 7   08/15/2005 2      12,724,096
----------------------------------------------------------------------------------------------------------------------------
      470,000    NYS Medcare (St. Luke's Hospital)                   5.625       08/15/2018 7   08/15/2005 2         480,152
----------------------------------------------------------------------------------------------------------------------------
      815,000    NYS Medcare (St. Luke's Hospital)                   5.625       08/15/2018     02/15/2005 2         844,585
----------------------------------------------------------------------------------------------------------------------------
      180,000    NYS Medcare (St. Luke's Hospital)                   5.700       02/15/2029 7   02/15/2005 2         182,250
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS Medcare (St. Luke's Hospital)                   5.700       02/15/2029     02/15/2005 2          65,808
----------------------------------------------------------------------------------------------------------------------------
      110,000    NYS Medcare (St. Luke's Hospital)                   5.700       02/15/2029     02/15/2005 2         111,367
----------------------------------------------------------------------------------------------------------------------------
      250,000    NYS Medcare (St. Peter's Hospital)                  5.375       11/01/2020     05/01/2005 2         252,980
----------------------------------------------------------------------------------------------------------------------------
    1,870,000    NYS Muni Bond Bank Agency
                 (Special Program-City of Buffalo)                   6.875       03/15/2006 7   03/15/2005 2       1,914,319
----------------------------------------------------------------------------------------------------------------------------
   10,710,000    NYS Municipal Bond Bank Agency
                 (Special School Purpose)                            5.250       12/01/2019     06/01/2013 2      11,586,828
----------------------------------------------------------------------------------------------------------------------------
    2,930,000    NYS Municipal Bond Bank Agency
                 (Special School Purpose)                            5.500       06/01/2015     06/01/2013 2       3,281,805
----------------------------------------------------------------------------------------------------------------------------
       40,000    NYS Power Authority, Series A                       5.000       11/15/2018     12/15/2005 2          40,780
----------------------------------------------------------------------------------------------------------------------------
       50,000    NYS Power Authority, Series A                       5.000       11/15/2019     12/15/2005 2          50,975
----------------------------------------------------------------------------------------------------------------------------
        5,000    NYS Power Authority, Series F                       5.500       01/01/2010     07/01/2005 5           5,359
----------------------------------------------------------------------------------------------------------------------------
    1,015,000    NYS Thruway Authority Service Contract
                 (Highway & Bridge)                                  6.000       04/01/2011     04/01/2007 2       1,110,583
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS Thruway Authority, Series A                     5.000       04/01/2023     04/01/2014 2       1,060,340
----------------------------------------------------------------------------------------------------------------------------
    3,500,000    NYS Thruway Authority, Series A                     5.000       03/15/2024     09/15/2014 2       3,699,640
----------------------------------------------------------------------------------------------------------------------------
      645,000    NYS Thruway Authority, Series B                     5.000       01/01/2020 7   07/01/2005 2         652,359
----------------------------------------------------------------------------------------------------------------------------
       10,000    NYS Thruway Authority, Series B                     5.125       04/01/2015 7   04/01/2005 2          10,267
----------------------------------------------------------------------------------------------------------------------------
   14,915,000    NYS Thruway Authority, Series B                     5.250       04/01/2024     04/01/2009 2      16,077,177
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS Thruway Authority, Series C                     5.250       04/01/2015     04/01/2008 2          21,704
----------------------------------------------------------------------------------------------------------------------------
      500,000    NYS Thruway Authority, Series D                     5.500       01/01/2017     01/01/2007 2         534,375
----------------------------------------------------------------------------------------------------------------------------
      675,000    NYS Thruway Authority, Series E                     5.250       01/01/2015     01/01/2008 2         727,569
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS UDC (Cornell Center)                            6.000       01/01/2014     07/01/2005 2          20,588
----------------------------------------------------------------------------------------------------------------------------
       30,000    NYS UDC (Correctional Facilities)                   0.000 8     01/01/2007     01/01/2007            28,453
----------------------------------------------------------------------------------------------------------------------------
       75,000    NYS UDC (Correctional Facilities)                   5.000       01/01/2020 7   01/01/2008 2          79,669
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS UDC (Correctional Facilities)                   5.875       01/01/2019     01/01/2009 5       5,700,250

                    41 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       5,000    NYS UDC
                 (Higher Education Technology Grants)                5.750%      04/01/2015     04/01/2005 2  $        5,144
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    NYS UDC (Personal Income Tax)                       5.250       03/15/2034     03/15/2014 2      10,614,500
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS UDC (Personal Income Tax)                       5.500       03/15/2021     03/15/2013 2       5,777,450
----------------------------------------------------------------------------------------------------------------------------
    1,145,000    NYS UDC (Senior Lien)                               5.375       07/01/2022     07/01/2006 2       1,216,986
----------------------------------------------------------------------------------------------------------------------------
   14,900,000    NYS UDC (Senior Lien)                               5.500       07/01/2016 7   07/01/2006 2      15,877,887
----------------------------------------------------------------------------------------------------------------------------
       65,000    NYS UDC (South Mall) CAB                            0.000 8     01/01/2005     01/01/2005            65,000
----------------------------------------------------------------------------------------------------------------------------
       20,000    NYS UDC (South Mall) CAB                            0.000 8     01/01/2005     01/01/2005            20,000
----------------------------------------------------------------------------------------------------------------------------
  106,185,000    NYS UDC (South Mall) CAB                            0.000 8     01/01/2011     01/01/2011        76,967,135
----------------------------------------------------------------------------------------------------------------------------
    1,020,000    NYS UDC (South Mall) CAB                            0.000 8     01/01/2011     04/08/2008 1         741,713
----------------------------------------------------------------------------------------------------------------------------
      895,000    NYS UDC (South Mall) CAB                            0.000 8     01/01/2011     04/08/2008 1         648,732
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    NYS UDC (Subordinated Lien)                         5.125       07/01/2020     07/01/2014 2       4,282,520
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS UDC (Subordinated Lien)                         5.125       07/01/2021     07/01/2014 2       1,065,800
----------------------------------------------------------------------------------------------------------------------------
    4,525,000    NYS UDC (Subordinated Lien)                         5.500       07/01/2016     07/01/2008 2       4,784,871
----------------------------------------------------------------------------------------------------------------------------
    6,100,000    NYS UDC (Subordinated Lien)                         5.500       07/01/2022 7   07/01/2008 2       6,454,044
----------------------------------------------------------------------------------------------------------------------------
    5,395,000    NYS UDC (Subordinated Lien)                         5.500       07/01/2026     07/01/2006 2       5,706,076
----------------------------------------------------------------------------------------------------------------------------
    6,630,000    NYS UDC (Subordinated Lien)                         5.600       07/01/2026 7   07/01/2008 2       7,023,491
----------------------------------------------------------------------------------------------------------------------------
       25,000    NYS UDC (Syracuse University
                 Science & Technology Center)                        5.500       01/01/2014     07/01/2005 2          25,064
----------------------------------------------------------------------------------------------------------------------------
      680,000    NYS UDC (Syracuse University)                       5.500       01/01/2014     07/01/2005 2         681,911
----------------------------------------------------------------------------------------------------------------------------
      215,000    NYS UDC, Series A                                   5.500       04/01/2016 7   04/01/2006 2         227,679
----------------------------------------------------------------------------------------------------------------------------
       70,000    NYS UDC, Series A                                   5.500       04/01/2019     04/01/2006 2          74,092
----------------------------------------------------------------------------------------------------------------------------
      975,000    Oneida County IDA (Bonide Products)                 5.750       11/01/2007     08/17/2006 1         970,856
----------------------------------------------------------------------------------------------------------------------------
    2,285,000    Oneida County IDA (Faxton Hospital)                 6.625       01/01/2015 7   01/01/2010 2       2,593,704
----------------------------------------------------------------------------------------------------------------------------
      600,000    Oneida County IDA (Presbyterian Home)               6.100       06/01/2020     06/01/2010 2         656,586
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Oneida County IDA (Presbyterian Home)               6.250       06/01/2015     06/01/2010 2       1,109,770
----------------------------------------------------------------------------------------------------------------------------
    3,895,000    Oneida Healthcare Corp.                             5.500       02/01/2016 7   02/01/2011 2       4,221,713
----------------------------------------------------------------------------------------------------------------------------
      155,000    Oneida-Herkimer SWMA                                6.750       04/01/2014 7   04/01/2005 2         156,093
----------------------------------------------------------------------------------------------------------------------------
      190,000    Onondaga County IDA (Coltec Industries)             7.250       06/01/2008 7   06/01/2005 2         193,268
----------------------------------------------------------------------------------------------------------------------------
      365,000    Onondaga County IDA (Coltec Industries)             9.875       10/01/2010     04/01/2005 2         383,068
----------------------------------------------------------------------------------------------------------------------------
    2,605,000    Onondaga County IDA (Le Moyne College)              5.000       12/01/2012     07/22/2010 4       2,766,015
----------------------------------------------------------------------------------------------------------------------------
      920,000    Onondaga County IDA (Le Moyne College)              5.500       03/01/2014     03/01/2009 2         973,213
----------------------------------------------------------------------------------------------------------------------------
    8,700,000    Onondaga County Res Rec                             5.000       05/01/2006     11/02/2005 1       8,662,851
----------------------------------------------------------------------------------------------------------------------------
   26,615,000    Onondaga County Res Rec                             5.000       05/01/2010     08/24/2008 1      25,431,963
----------------------------------------------------------------------------------------------------------------------------
      125,000    Orange County IDA
                 (Adult Homes at Erie Station)                       6.000       08/01/2011     10/25/2008 1         128,678
----------------------------------------------------------------------------------------------------------------------------
      210,000    Orange County IDA (Glen Arden)                      5.350       01/01/2007     01/01/2007           208,045
----------------------------------------------------------------------------------------------------------------------------
      230,000    Orange County IDA (Glen Arden)                      5.400       01/01/2008     01/01/2008           226,138
----------------------------------------------------------------------------------------------------------------------------
       40,000    Orange County IDA (Mental Health)                   6.000       05/01/2008     05/01/2006 2          42,321
----------------------------------------------------------------------------------------------------------------------------
       60,000    Orange County IDA (Mental Health)                   6.125       05/01/2016 7   05/01/2008 2          62,514

                    42 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   5,065,000    Orange County IDA (St. Luke's
                 Cornwall Hospital Obligated Group)                  6.000%      12/01/2016 7   12/01/2011 2  $    5,741,329
----------------------------------------------------------------------------------------------------------------------------
    1,920,000    Orange County IDA (St. Luke's
                 Cornwall Hospital Obligated Group)                  6.000       12/01/2016 7   12/01/2011 2       2,176,378
----------------------------------------------------------------------------------------------------------------------------
      200,000    Oswego County IDA (Seneca Hill Manor)               5.650       08/01/2037     08/01/2007 2         216,904
----------------------------------------------------------------------------------------------------------------------------
      575,000    Otsego County IDA
                 (Mary Imogene Bassett Hospital)                     5.350       11/01/2020     11/01/2008 2         604,871
----------------------------------------------------------------------------------------------------------------------------
       50,000    Philadelphia, NY GO                                 7.500       12/15/2009     12/15/2009            59,716
----------------------------------------------------------------------------------------------------------------------------
   21,985,000    Port Authority NY/NJ (Delta Air Lines)              6.950       06/01/2008     06/01/2008        21,949,604
----------------------------------------------------------------------------------------------------------------------------
   59,450,000    Port Authority NY/NJ
                 (JFK International Air Terminal)                    5.750       12/01/2022 7   12/01/2007 2      64,503,845
----------------------------------------------------------------------------------------------------------------------------
    9,180,000    Port Authority NY/NJ
                 (JFK International Air Terminal)                    5.750       12/01/2025     12/01/2007 2       9,780,464
----------------------------------------------------------------------------------------------------------------------------
   28,990,000    Port Authority NY/NJ
                 (JFK International Air Terminal)                    5.900       12/01/2017 7   12/01/2007 2      31,727,816
----------------------------------------------------------------------------------------------------------------------------
    5,955,000    Port Authority NY/NJ
                 (JFK International Air Terminal)                    6.250       12/01/2010     12/01/2010         6,774,051
----------------------------------------------------------------------------------------------------------------------------
   14,275,000    Port Authority NY/NJ (KIAC)                         6.750       10/01/2011     10/01/2006 2      14,917,090
----------------------------------------------------------------------------------------------------------------------------
   21,400,000    Port Authority NY/NJ (KIAC)                         6.750       10/01/2019 7   10/01/2008 2      22,297,730
----------------------------------------------------------------------------------------------------------------------------
    9,300,000    Port Authority NY/NJ (KIAC)                         7.000       10/01/2007     10/14/2006 1       9,714,315
----------------------------------------------------------------------------------------------------------------------------
    9,175,000    Port Authority NY/NJ RITES 9                        9.867 14    06/01/2012     06/01/2012        12,194,860
----------------------------------------------------------------------------------------------------------------------------
      900,000    Port Authority NY/NJ, 95th Series                   5.500       09/01/2012     03/01/2006 2         937,413
----------------------------------------------------------------------------------------------------------------------------
      340,000    Port Authority NY/NJ, 97th Series                   6.500       07/15/2019     01/15/2005           343,934
----------------------------------------------------------------------------------------------------------------------------
    9,425,000    Port Authority NY/NJ, 98th Series                   6.000       08/01/2011     02/01/2005 2       9,545,734
----------------------------------------------------------------------------------------------------------------------------
   10,710,000    Port Authority NY/NJ, 98th Series                   6.125       08/01/2013     02/01/2005 2      10,848,587
----------------------------------------------------------------------------------------------------------------------------
   12,590,000    Port Authority NY/NJ, 98th Series                   6.200       02/01/2015     02/01/2005 2      12,754,677
----------------------------------------------------------------------------------------------------------------------------
      200,000    Port Authority NY/NJ, 99th Series                   5.750       11/01/2014     05/01/2005 2         204,124
----------------------------------------------------------------------------------------------------------------------------
    7,665,000    Port Authority NY/NJ, 99th Series                   5.900       11/01/2011     05/01/2005 2       7,826,118
----------------------------------------------------------------------------------------------------------------------------
       20,000    Port Authority NY/NJ, 100th Series                  5.625       12/15/2010     06/15/2005 2          20,515
----------------------------------------------------------------------------------------------------------------------------
       25,000    Port Authority NY/NJ, 100th Series                  5.750       12/15/2015     06/15/2005 2          25,648
----------------------------------------------------------------------------------------------------------------------------
       25,000    Port Authority NY/NJ, 100th Series                  5.750       12/15/2020     06/15/2005 2          25,622
----------------------------------------------------------------------------------------------------------------------------
       50,000    Port Authority NY/NJ, 100th Series                  5.750       12/15/2020     06/15/2005 2          51,230
----------------------------------------------------------------------------------------------------------------------------
       60,000    Port Authority NY/NJ, 100th Series                  5.750       06/15/2030     06/15/2005 2          61,444
----------------------------------------------------------------------------------------------------------------------------
   10,465,000    Port Authority NY/NJ, 100th Series                  5.750       06/15/2030     06/15/2005 2      10,717,939
----------------------------------------------------------------------------------------------------------------------------
       90,000    Port Authority NY/NJ, 100th Series                  5.750       06/15/2030     06/15/2005 2          92,175
----------------------------------------------------------------------------------------------------------------------------
      135,000    Port Authority NY/NJ, 100th Series                  5.750       06/15/2030     06/15/2005 2         138,263
----------------------------------------------------------------------------------------------------------------------------
      200,000    Port Authority NY/NJ, 101st Series                  5.750       09/15/2015     09/15/2005 2         205,896
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Port Authority NY/NJ, 104th Series                  5.200       07/15/2017     01/15/2006 2       1,038,190
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Port Authority NY/NJ, 105th Series                  6.250       09/01/2006     03/01/2006 2       2,108,900
----------------------------------------------------------------------------------------------------------------------------
       30,000    Port Authority NY/NJ, 106th Series                  6.000       07/01/2015     07/01/2006 2          31,686
----------------------------------------------------------------------------------------------------------------------------
    3,455,000    Port Authority NY/NJ, 107th Series                  5.250       10/15/2012     10/15/2006 2       3,626,023
----------------------------------------------------------------------------------------------------------------------------
       50,000    Port Authority NY/NJ, 107th Series                  5.375       10/15/2013     10/15/2006 2          52,593

                    43 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      10,000    Port Authority NY/NJ, 107th Series                  5.375%      10/15/2016     10/15/2006 2  $       10,316
----------------------------------------------------------------------------------------------------------------------------
       25,000    Port Authority NY/NJ, 107th Series                  5.375       10/15/2016     10/15/2006 2          26,122
----------------------------------------------------------------------------------------------------------------------------
      175,000    Port Authority NY/NJ, 108th Series                  5.500       07/15/2013     01/15/2007 2         185,887
----------------------------------------------------------------------------------------------------------------------------
       60,000    Port Authority NY/NJ, 109th Series                  5.375       07/15/2027     01/15/2007 2          63,154
----------------------------------------------------------------------------------------------------------------------------
      135,000    Port Authority NY/NJ, 109th Series                  5.375       01/15/2032     01/15/2007 2         141,823
----------------------------------------------------------------------------------------------------------------------------
       45,000    Port Authority NY/NJ, 110th Series                  5.375       07/01/2017     07/01/2007 2          47,488
----------------------------------------------------------------------------------------------------------------------------
      225,000    Port Authority NY/NJ, 111th Series                  5.000       10/01/2022 7   10/01/2007 2         237,346
----------------------------------------------------------------------------------------------------------------------------
       20,000    Port Authority NY/NJ, 112th Series                  5.000       12/01/2017     06/01/2005 2          20,341
----------------------------------------------------------------------------------------------------------------------------
       30,000    Port Authority NY/NJ, 112th Series                  5.000       06/01/2018 7   06/02/2007 2          30,511
----------------------------------------------------------------------------------------------------------------------------
      100,000    Port Authority NY/NJ, 112th Series                  5.250       12/01/2012     06/01/2005 2         102,118
----------------------------------------------------------------------------------------------------------------------------
       50,000    Port Authority NY/NJ, 112th Series                  5.250       12/01/2013     06/01/2005 2          51,059
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Port Authority NY/NJ, 112th Series                  5.250       12/01/2013     06/01/2005 2       2,041,100
----------------------------------------------------------------------------------------------------------------------------
      135,000    Port Authority NY/NJ, 114th Series                  5.500       08/01/2013     08/01/2005 2         138,718
----------------------------------------------------------------------------------------------------------------------------
       25,000    Port Authority NY/NJ, 116th Series                  5.250       10/01/2015     11/01/2005 2          25,840
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    Port Authority NY/NJ, 119th Series                  5.250       09/15/2012     09/15/2006 2      10,504,000
----------------------------------------------------------------------------------------------------------------------------
    7,250,000    Port Authority NY/NJ, 119th Series                  5.500       09/15/2016     09/15/2006 2       7,596,043
----------------------------------------------------------------------------------------------------------------------------
      200,000    Port Authority NY/NJ, 119th Series                  5.500       09/15/2017     09/15/2006 2         209,546
----------------------------------------------------------------------------------------------------------------------------
      250,000    Port Authority NY/NJ, 119th Series                  5.500       09/15/2019     09/15/2006 2         261,933
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Port Authority NY/NJ, 122th Series                  5.500       07/15/2011     07/15/2008 2       2,169,840
----------------------------------------------------------------------------------------------------------------------------
   13,620,000    Port Authority NY/NJ, 122th Series                  5.500       07/15/2014     07/15/2008 2      14,800,445
----------------------------------------------------------------------------------------------------------------------------
   14,315,000    Port Authority NY/NJ, 122th Series                  5.500       07/15/2015     07/15/2008 2      15,307,030
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Port Authority NY/NJ, 131st Series                  5.000       12/15/2020     06/15/2013 2       1,577,130
----------------------------------------------------------------------------------------------------------------------------
      500,000    Port Chester Community Devel. Corp.
                 (Section 8), Series A                               5.500       08/01/2017 7   02/01/2005 2         523,610
----------------------------------------------------------------------------------------------------------------------------
      400,000    Port Chester Community Devel. Corp.
                 (Section 8), Series A                               5.600       02/01/2024     02/01/2005 2         418,916
----------------------------------------------------------------------------------------------------------------------------
       30,000    Port Chester IDA (Nadel Industries)                 6.750       02/01/2006     08/08/2005 1          30,654
----------------------------------------------------------------------------------------------------------------------------
       25,000    Port Chester IDA (Nadel Industries)                 7.000       02/01/2016     02/01/2008 5          27,581
----------------------------------------------------------------------------------------------------------------------------
    1,630,000    Poughkeepsie IDA
                 (Eastman & Bixby Redevelopment Corp.)               5.900       08/01/2020     08/01/2010 2       1,750,799
----------------------------------------------------------------------------------------------------------------------------
      620,000    Putnam County IDA (Brewster Plastics)               7.375       12/01/2008     07/01/2007 1         622,009
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Rensselaer County IDA (Franciscan Heights)          5.375       12/01/2025     12/01/2014 2       1,055,810
----------------------------------------------------------------------------------------------------------------------------
    3,780,000    Rensselaer County Tobacco Asset
                 Securitization Corp.                                5.200       06/01/2025     03/10/2010 1       3,602,113
----------------------------------------------------------------------------------------------------------------------------
      120,000    Rensselaer Hsg. Authority (Renwyck)                 7.650       01/01/2011     07/01/2005 2         121,460
----------------------------------------------------------------------------------------------------------------------------
       60,000    Rensselaer Municipal Leasing Corp.
                 (Rensselaer County Nursing Home)                    6.900       06/01/2024     06/01/2006 2          61,075
----------------------------------------------------------------------------------------------------------------------------
    1,700,000    Riverhead HDC (Riverpointe Apartments)              5.850       08/01/2010     11/06/2008 4       1,713,804
----------------------------------------------------------------------------------------------------------------------------
      275,000    Rochester Hsg. Authority
                 (Crossroads Apartments)                             7.300       07/01/2005     07/01/2005           276,810
----------------------------------------------------------------------------------------------------------------------------
    6,000,000    Rochester Hsg. Authority
                 (Crossroads Apartments)                             7.700       01/01/2017 7   01/01/2006 2       6,230,580

                    44 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     400,000    Rochester Hsg. Authority
                 (Stonewood Village)                                 5.900%      09/01/2009     10/09/2007 1  $      380,788
----------------------------------------------------------------------------------------------------------------------------
   11,940,000    Rockland County Tobacco Asset
                 Securitization Corp.                                5.500       08/15/2025     06/12/2012 1      11,497,623
----------------------------------------------------------------------------------------------------------------------------
      245,000    Rockland Gardens Hsg. Corp.                        10.500       05/01/2011     05/01/2005 2         247,149
----------------------------------------------------------------------------------------------------------------------------
       80,000    Rome HDC, Series A                                  6.250       01/01/2024     07/01/2008 2          85,399
----------------------------------------------------------------------------------------------------------------------------
      265,000    Rome Hsg. Corp.                                     7.000       01/01/2026 7   07/01/2005 2         265,382
----------------------------------------------------------------------------------------------------------------------------
      225,000    Roxbury CSD GO                                      6.400       06/15/2010     06/15/2005 2         232,344
----------------------------------------------------------------------------------------------------------------------------
      235,000    Roxbury CSD GO                                      6.400       06/15/2011     06/15/2005 2         242,424
----------------------------------------------------------------------------------------------------------------------------
   32,000,000    Sales Tax Asset Receivables Corp., Series A         5.250       10/15/2027     10/15/2014 2      34,445,760
----------------------------------------------------------------------------------------------------------------------------
      500,000    Saratoga County IDA (Saratoga Hospital)             5.000       12/01/2014     12/01/2014           529,570
----------------------------------------------------------------------------------------------------------------------------
    1,725,000    Saratoga County IDA
                 (Saratoga Hospital/Saratoga Care/
                 Benedict Community Health Center)                   5.750       12/01/2023     12/01/2005 2       1,783,443
----------------------------------------------------------------------------------------------------------------------------
    6,540,000    Saratoga County IDA
                 (Saratoga Hospital/Saratoga Care/
                 Benedict Community Health Center)                   5.750       12/01/2033     12/01/2005 2       6,759,155
----------------------------------------------------------------------------------------------------------------------------
      530,000    Saratoga County IDA (Saratoga Sheraton)             6.750       12/31/2007     08/24/2006 1         522,887
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Schenectady Tax Anticipation Notes                  5.900       12/30/2005     05/27/2005         2,000,680
----------------------------------------------------------------------------------------------------------------------------
       25,000    Scotia GO                                           6.100       01/15/2012     07/15/2005 2          25,481
----------------------------------------------------------------------------------------------------------------------------
    1,680,000    SONYMA, Series 24                                   5.875       10/01/2015     07/01/2010 2       1,795,248
----------------------------------------------------------------------------------------------------------------------------
    3,600,000    SONYMA, Series 27                                   5.800       10/01/2020 7   04/01/2010 2       3,808,080
----------------------------------------------------------------------------------------------------------------------------
      130,000    SONYMA, Series 27                                   5.875       04/01/2030 7   04/01/2010 2         138,401
----------------------------------------------------------------------------------------------------------------------------
    8,125,000    SONYMA, Series 29                                   5.400       10/01/2022 7   10/01/2010 2       8,469,094
----------------------------------------------------------------------------------------------------------------------------
       45,000    SONYMA, Series 30                                   5.800       10/01/2025     02/01/2006 2          45,487
----------------------------------------------------------------------------------------------------------------------------
      115,000    SONYMA, Series 30-C2                                5.800       10/01/2025     02/01/2006 2         116,244
----------------------------------------------------------------------------------------------------------------------------
      400,000    SONYMA, Series 31                                   5.200       10/01/2021     04/01/2011 2         412,376
----------------------------------------------------------------------------------------------------------------------------
      285,000    SONYMA, Series 49                                   5.800       10/01/2013     06/29/2005 2         293,120
----------------------------------------------------------------------------------------------------------------------------
       25,000    SONYMA, Series 49                                   5.850       10/01/2017     06/29/2005 2          25,777
----------------------------------------------------------------------------------------------------------------------------
       50,000    SONYMA, Series 53                                   5.750       10/01/2011 7   01/04/2008 2          51,974
----------------------------------------------------------------------------------------------------------------------------
       70,000    SONYMA, Series 53                                   5.900       10/01/2017     01/04/2006 2          72,212
----------------------------------------------------------------------------------------------------------------------------
       80,000    SONYMA, Series 55                                   5.950       10/01/2017 7   04/01/2006 2          82,988
----------------------------------------------------------------------------------------------------------------------------
       25,000    SONYMA, Series 64                                   5.800       10/01/2017     04/01/2007 2          26,347
----------------------------------------------------------------------------------------------------------------------------
      250,000    SONYMA, Series 64                                   5.900       10/01/2027 7   04/01/2009 2         260,513
----------------------------------------------------------------------------------------------------------------------------
      150,000    SONYMA, Series 66                                   5.600       10/01/2017     07/01/2007 2         158,277
----------------------------------------------------------------------------------------------------------------------------
      100,000    SONYMA, Series 67                                   5.600       10/01/2014 7   09/01/2009 2         104,924
----------------------------------------------------------------------------------------------------------------------------
    1,065,000    SONYMA, Series 67                                   5.700       10/01/2017 7   09/01/2007 2       1,108,346
----------------------------------------------------------------------------------------------------------------------------
      200,000    SONYMA, Series 67                                   5.800       10/01/2028 7   09/01/2008 2         209,774
----------------------------------------------------------------------------------------------------------------------------
       40,000    SONYMA, Series 67                                   5.800       10/01/2028     09/01/2007 2          41,617
----------------------------------------------------------------------------------------------------------------------------
      845,000    SONYMA, Series 70                                   5.375       10/01/2017 7   03/01/2010 2         885,095
----------------------------------------------------------------------------------------------------------------------------
      190,000    SONYMA, Series 73-B                                 5.450       10/01/2024 7   09/30/2011 2         191,283
----------------------------------------------------------------------------------------------------------------------------
       20,000    SONYMA, Series 77                                   5.900       04/01/2013     11/23/2009 2          20,606

                    45 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     165,000    SONYMA, Series 80                                   5.100%      10/01/2017 7   03/01/2009 2  $      172,943
----------------------------------------------------------------------------------------------------------------------------
    5,350,000    SONYMA, Series 82                                   5.550       10/01/2019 7   10/01/2009 2       5,612,846
----------------------------------------------------------------------------------------------------------------------------
   25,000,000    SONYMA, Series 83                                   5.450       04/01/2018 7   10/01/2009 2      26,497,000
----------------------------------------------------------------------------------------------------------------------------
       45,000    SONYMA, Series 83                                   5.550       10/01/2027     10/01/2009 2          46,639
----------------------------------------------------------------------------------------------------------------------------
      120,000    SONYMA, Series 84                                   5.900       04/01/2022 7   09/01/2009 2         125,423
----------------------------------------------------------------------------------------------------------------------------
    6,315,000    SONYMA, Series 84                                   5.950       04/01/2030 7   09/01/2009 2       6,585,219
----------------------------------------------------------------------------------------------------------------------------
      165,000    SONYMA, Series 90                                   5.750       10/01/2021     09/27/2005 4         166,153
----------------------------------------------------------------------------------------------------------------------------
   19,810,000    SONYMA, Series 94                                   5.900       10/01/2030 7   04/01/2010 2      20,708,978
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    SONYMA, Series 95                                   5.500       10/01/2017 7   04/01/2010 2       2,134,800
----------------------------------------------------------------------------------------------------------------------------
    6,100,000    SONYMA, Series 97                                   5.400       10/01/2021 7   04/01/2011 2       6,394,081
----------------------------------------------------------------------------------------------------------------------------
       75,000    Springville HDC (Springbrook)                       5.950       01/01/2010     10/31/2007 4          76,275
----------------------------------------------------------------------------------------------------------------------------
      480,000    St. Lawrence County IDA (PACES)                     5.875       06/30/2007     07/15/2006 1         473,947
----------------------------------------------------------------------------------------------------------------------------
      450,000    Suffolk County IDA (ACLD)                           5.750       03/01/2006     09/03/2005 1         450,261
----------------------------------------------------------------------------------------------------------------------------
      895,000    Suffolk County IDA (ALIA-CCDRCA)                    7.000       06/01/2016     06/01/2011 2         960,791
----------------------------------------------------------------------------------------------------------------------------
    1,080,000    Suffolk County IDA (ALIA-FREE)                      7.000       06/01/2016     06/01/2011 2       1,159,391
----------------------------------------------------------------------------------------------------------------------------
      940,000    Suffolk County IDA (ALIA-IGHL)                      6.500       12/01/2013     05/07/2010 1         979,997
----------------------------------------------------------------------------------------------------------------------------
      510,000    Suffolk County IDA (ALIA-WORCA)                     7.000       06/01/2016     06/01/2011 2         547,490
----------------------------------------------------------------------------------------------------------------------------
       25,000    Suffolk County IDA (Dowling College)                6.400       12/01/2005     12/01/2005            25,271
----------------------------------------------------------------------------------------------------------------------------
      240,000    Suffolk County IDA (Dowling College)                6.500       12/01/2006     12/01/2006           244,862
----------------------------------------------------------------------------------------------------------------------------
       50,000    Suffolk County IDA (Dowling College)                6.625       06/01/2024     06/01/2006 2          50,067
----------------------------------------------------------------------------------------------------------------------------
      550,000    Suffolk County IDA (Family Residences),
                 Series A                                            6.375       12/01/2018     10/20/2012 1         575,922
----------------------------------------------------------------------------------------------------------------------------
    3,605,000    Suffolk County IDA (Family Residences),
                 Series A                                            6.375       12/01/2018     06/12/2013 1       3,774,904
----------------------------------------------------------------------------------------------------------------------------
    1,125,000    Suffolk County IDA
                 (Huntington First Aid Squad)                        6.025       11/01/2008     12/15/2006 1       1,160,010
----------------------------------------------------------------------------------------------------------------------------
      735,000    Suffolk County IDA
                 (L.I. Network Community Services)                   7.000       02/01/2014     02/01/2010 1         748,318
----------------------------------------------------------------------------------------------------------------------------
      290,000    Suffolk County IDA
                 (Mattituck-Laurel Library)                          6.000       09/01/2019 7   09/01/2010 2         333,941
----------------------------------------------------------------------------------------------------------------------------
       50,000    Suffolk County IDA
                 (Nissequogue Cogeneration Partners)                 4.875       01/01/2008     02/11/2007 1          51,105
----------------------------------------------------------------------------------------------------------------------------
      165,000    Suffolk County IDA
                 (Peconic Landing Retirement Home)                   7.000       10/01/2030     10/01/2005 3         166,124
----------------------------------------------------------------------------------------------------------------------------
      100,000    Suffolk County Water Authority                      5.750       06/01/2010     06/01/2005 2         112,539
----------------------------------------------------------------------------------------------------------------------------
       30,000    Sullivan County GO                                  5.100       03/15/2011     03/15/2005 2          30,184
----------------------------------------------------------------------------------------------------------------------------
      125,000    Syracuse IDA (Crouse Irving Companies)              5.250       01/01/2017     01/01/2010 2         129,921
----------------------------------------------------------------------------------------------------------------------------
    1,730,000    Syracuse IDA
                 (Crouse Irving Health Hospital)                     5.125       01/01/2009     07/25/2007 1       1,437,007
----------------------------------------------------------------------------------------------------------------------------
      765,000    Syracuse IDA
                 (One Center Armory Garage)                          6.750       12/01/2017     06/01/2005 2         793,994

                    46 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     855,000    Syracuse SCHC
                 (East Hill Village Apartments)                      6.125%      11/01/2010     04/18/2008 1  $      840,559
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    Tobacco Settlement Financing Corp. (TASC)           5.250       06/01/2012     06/01/2006 2       3,117,270
----------------------------------------------------------------------------------------------------------------------------
   11,905,000    Tobacco Settlement Financing Corp. (TASC)           5.250       06/01/2013     06/01/2008 2      12,758,350
----------------------------------------------------------------------------------------------------------------------------
    4,420,000    Tobacco Settlement Financing Corp. (TASC)           5.250       06/01/2013     06/01/2008 2       4,801,976
----------------------------------------------------------------------------------------------------------------------------
    2,220,000    Tobacco Settlement Financing Corp. (TASC)           5.250       06/01/2021     06/01/2013 2       2,396,002
----------------------------------------------------------------------------------------------------------------------------
   21,235,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2010     06/01/2005 2      21,521,248
----------------------------------------------------------------------------------------------------------------------------
   19,550,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2014     06/01/2009 2      21,282,717
----------------------------------------------------------------------------------------------------------------------------
    8,250,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2015     06/01/2010 2       9,113,115
----------------------------------------------------------------------------------------------------------------------------
   11,900,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2016     06/01/2008 2      12,963,622
----------------------------------------------------------------------------------------------------------------------------
    5,020,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2017     06/01/2011 2       5,512,211
----------------------------------------------------------------------------------------------------------------------------
   21,000,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2018     06/01/2012 2      23,194,920
----------------------------------------------------------------------------------------------------------------------------
   20,500,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2019     06/01/2013 2      22,732,450
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2020     06/01/2013 2       1,099,890
----------------------------------------------------------------------------------------------------------------------------
   18,395,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2021     06/01/2013 2      20,163,863
----------------------------------------------------------------------------------------------------------------------------
   14,965,000    Tobacco Settlement Financing Corp. (TASC)           5.500       06/01/2022     06/01/2013 2      16,304,068
----------------------------------------------------------------------------------------------------------------------------
      900,000    Tompkins County IDA (Kendall at Ithaca)             5.750       07/01/2018     07/01/2008 2         935,469
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Tompkins County IDA (Kendall at Ithaca)             6.000       07/01/2024     07/01/2008 2       2,086,300
----------------------------------------------------------------------------------------------------------------------------
       25,000    Tompkins Health Care Corp.
                 (Reconstruction Home)                               5.875       02/01/2033     02/01/2005 2          25,317
----------------------------------------------------------------------------------------------------------------------------
      280,000    Tompkins Health Care Corp.
                 (Reconstruction Home)                              10.800       02/01/2028 7   08/01/2005 2         316,904
----------------------------------------------------------------------------------------------------------------------------
    2,410,000    Tonawanda HDC (Tonawanda Towers)                    6.150       10/01/2011     10/01/2007 2       2,564,577
----------------------------------------------------------------------------------------------------------------------------
      350,000    Triborough Bridge & Tunnel Authority,
                 Series A                                            5.000       01/01/2024     07/01/2005 5         357,098
----------------------------------------------------------------------------------------------------------------------------
      580,000    TSASC, Inc. (TFABs)                                 3.750       07/15/2008     07/15/2008           567,762
----------------------------------------------------------------------------------------------------------------------------
       80,000    TSASC, Inc. (TFABs)                                 4.000       07/15/2009     07/15/2009            77,766
----------------------------------------------------------------------------------------------------------------------------
       45,000    TSASC, Inc. (TFABs)                                 4.250       07/15/2010     07/15/2010            43,511
----------------------------------------------------------------------------------------------------------------------------
       60,000    TSASC, Inc. (TFABs)                                 4.500       07/15/2012     07/15/2012            58,207
----------------------------------------------------------------------------------------------------------------------------
       75,000    TSASC, Inc. (TFABs)                                 5.000       07/15/2014     07/15/2014            73,331
----------------------------------------------------------------------------------------------------------------------------
    2,325,000    TSASC, Inc. (TFABs)                                 5.250       07/15/2011     07/15/2005 6       2,395,424
----------------------------------------------------------------------------------------------------------------------------
      430,000    TSASC, Inc. (TFABs)                                 5.250       07/15/2011     07/15/2011           430,460
----------------------------------------------------------------------------------------------------------------------------
    2,150,000    TSASC, Inc. (TFABs)                                 5.375       07/15/2011     07/15/2006 6       2,214,866
----------------------------------------------------------------------------------------------------------------------------
    2,440,000    TSASC, Inc. (TFABs)                                 5.375       07/15/2012     07/15/2006 6       2,524,400
----------------------------------------------------------------------------------------------------------------------------
      225,000    TSASC, Inc. (TFABs)                                 5.400       07/15/2012     07/15/2007 6         232,774
----------------------------------------------------------------------------------------------------------------------------
    2,825,000    TSASC, Inc. (TFABs)                                 5.500       07/15/2013     07/15/2007 6       2,933,876
----------------------------------------------------------------------------------------------------------------------------
      320,000    TSASC, Inc. (TFABs)                                 5.500       07/15/2013     07/15/2008 6         332,333
----------------------------------------------------------------------------------------------------------------------------
      690,000    TSASC, Inc. (TFABs)                                 5.500       07/15/2013     07/15/2012 2         697,190
----------------------------------------------------------------------------------------------------------------------------
   43,390,000    TSASC, Inc. (TFABs)                                 5.500       07/15/2024     07/19/2014 1      42,735,679
----------------------------------------------------------------------------------------------------------------------------
      315,000    TSASC, Inc. (TFABs)                                 5.600       07/15/2014     07/15/2008 6         328,318
----------------------------------------------------------------------------------------------------------------------------
    5,315,000    TSASC, Inc. (TFABs)                                 5.700       07/15/2014     07/15/2009 4       5,472,218

                    47 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     150,000    TSASC, Inc. (TFABs)                                 5.750%      07/15/2015     07/15/2009 4  $      154,796
----------------------------------------------------------------------------------------------------------------------------
      250,000    TSASC, Inc. (TFABs)                                 5.875       07/15/2015     07/15/2010 2         255,853
----------------------------------------------------------------------------------------------------------------------------
    6,575,000    TSASC, Inc. (TFABs)                                 5.875       07/15/2016     07/15/2010 2       6,697,427
----------------------------------------------------------------------------------------------------------------------------
    3,500,000    TSASC, Inc. (TFABs)                                 5.900       07/15/2017     07/15/2010 2       3,569,300
----------------------------------------------------------------------------------------------------------------------------
      275,000    TSASC, Inc. (TFABs)                                 5.900       07/15/2017     07/15/2010 2         280,445
----------------------------------------------------------------------------------------------------------------------------
    1,100,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2018     07/15/2010 2       1,119,107
----------------------------------------------------------------------------------------------------------------------------
    2,470,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2018     07/15/2010 2       2,512,904
----------------------------------------------------------------------------------------------------------------------------
    4,900,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2019     07/15/2010 2       4,985,113
----------------------------------------------------------------------------------------------------------------------------
    4,495,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2019     07/15/2010 2       4,573,078
----------------------------------------------------------------------------------------------------------------------------
    5,185,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2020     07/15/2010 2       5,275,063
----------------------------------------------------------------------------------------------------------------------------
    2,255,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2020     07/15/2010 2       2,294,169
----------------------------------------------------------------------------------------------------------------------------
    2,300,000    TSASC, Inc. (TFABs)                                 6.000       07/15/2021     07/15/2012 2       2,334,500
----------------------------------------------------------------------------------------------------------------------------
   46,905,000    TSASC, Inc. (TFABs)                                 6.250       07/15/2027     07/15/2010 2      47,603,415
----------------------------------------------------------------------------------------------------------------------------
   17,220,000    TSASC, Inc. (TFABs)                                 6.250       07/15/2034 7   07/15/2010 2      17,435,939
----------------------------------------------------------------------------------------------------------------------------
   64,865,000    TSASC, Inc. (TFABs)                                 6.375       07/15/2039 7   07/15/2010 2      66,055,921
----------------------------------------------------------------------------------------------------------------------------
      355,000    Ulster County IDA (Benedictine Hospital)            6.050       06/01/2005     06/01/2005           354,897
----------------------------------------------------------------------------------------------------------------------------
      100,000    Ulster County IDA (Benedictine Hospital)            6.250       06/01/2008     06/16/2007 1          99,872
----------------------------------------------------------------------------------------------------------------------------
   10,650,000    Ulster County Tobacco Asset
                 Securitization Corp.                                6.750       06/01/2030 7   06/01/2012 2      10,866,621
----------------------------------------------------------------------------------------------------------------------------
      500,000    United Nations Devel. Corp., Series A               5.250       07/01/2014     01/01/2008 2         530,495
----------------------------------------------------------------------------------------------------------------------------
    2,930,000    United Nations Devel. Corp., Series A               5.250       07/01/2018     01/01/2008 2       3,088,923
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    United Nations Devel. Corp., Series A               5.250       07/01/2019     01/01/2008 2       4,216,960
----------------------------------------------------------------------------------------------------------------------------
    2,400,000    United Nations Devel. Corp., Series A               5.250       07/01/2020     01/01/2008 2       2,533,680
----------------------------------------------------------------------------------------------------------------------------
    2,450,000    United Nations Devel. Corp., Series A               5.250       07/01/2021     01/01/2008 2       2,586,465
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    United Nations Devel. Corp., Series A               5.250       07/01/2022     01/01/2008 2       2,119,640
----------------------------------------------------------------------------------------------------------------------------
    2,040,000    United Nations Devel. Corp., Series A               5.250       07/01/2023     01/01/2008 2       2,153,628
----------------------------------------------------------------------------------------------------------------------------
    3,020,000    United Nations Devel. Corp., Series A               5.250       07/01/2024     01/01/2008 2       3,188,214
----------------------------------------------------------------------------------------------------------------------------
       15,000    Upper Mohawk Valley Regional
                 Water Finance Authority                             5.125       10/01/2016     10/01/2007 2          16,119
----------------------------------------------------------------------------------------------------------------------------
      295,000    Utica GO                                            6.200       01/15/2014     01/15/2010 2         329,509
----------------------------------------------------------------------------------------------------------------------------
      320,000    Utica GO                                            6.250       01/15/2015     01/15/2010 2         355,706
----------------------------------------------------------------------------------------------------------------------------
      145,000    Utica IDA (Utica College Civic Facility)            5.300       08/01/2008     02/23/2007 1         147,403
----------------------------------------------------------------------------------------------------------------------------
    1,940,000    Utica IDA (Utica College Civic Facility)            6.375       12/01/2011     02/25/2009 1       1,993,816
----------------------------------------------------------------------------------------------------------------------------
    1,770,000    Utica IDA (Utica College Civic Facility)            6.875       12/01/2034     06/01/2009 2       1,879,457
----------------------------------------------------------------------------------------------------------------------------
       60,000    Utica SCHC (Steinhorst Apartments)                  6.500       04/15/2008     05/02/2006 4          61,929
----------------------------------------------------------------------------------------------------------------------------
      250,000    Utica Senior Citizens Hsg. (Multifamily)            5.550       12/01/2017     12/01/2005 2         264,463
----------------------------------------------------------------------------------------------------------------------------
      180,000    Valley Health Development Corp.                     6.750       05/20/2022     05/20/2010 2         209,873
----------------------------------------------------------------------------------------------------------------------------
      230,000    Westchester County IDA
                 (Beth Abraham Hospital)                             7.250       12/01/2009     02/02/2008 1         240,302
----------------------------------------------------------------------------------------------------------------------------
       50,000    Westchester County IDA
                 (Children's Village)                                5.100       03/15/2009     03/15/2009            51,874

                    48 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,055,000    Westchester County IDA
                 (Guiding Eyes for the Blind)                        4.500%      08/01/2012     04/21/2009 1  $    2,095,689
----------------------------------------------------------------------------------------------------------------------------
       85,000    Westchester County IDA (JDAM)                       6.250       04/01/2005     04/01/2005            85,439
----------------------------------------------------------------------------------------------------------------------------
       70,000    Westchester County IDA (JDAM)                       6.500       04/01/2009 7   04/01/2006 2          72,545
----------------------------------------------------------------------------------------------------------------------------
    1,130,000    Westchester County IDA (JDAM)                       6.750       04/01/2016 7   04/01/2006 2       1,177,189
----------------------------------------------------------------------------------------------------------------------------
    2,290,000    Westchester County IDA
                 (Rippowam-Cisqua School)                            5.750       06/01/2029     06/01/2011 2       2,334,724
----------------------------------------------------------------------------------------------------------------------------
    3,580,000    Westchester County IDA
                 (Schnurmacher Center)                               6.000       11/01/2011     01/25/2009 1       3,705,622
----------------------------------------------------------------------------------------------------------------------------
       50,000    Westchester County IDA
                 (Westchester Airport Association)                   5.850       08/01/2014     02/01/2005 2          51,020
----------------------------------------------------------------------------------------------------------------------------
      380,000    Westchester County IDA
                 (Westchester Airport Association)                   5.950       08/01/2024 7   02/01/2005 2         384,009
----------------------------------------------------------------------------------------------------------------------------
      145,000    Westchester County IDA
                 (Westchester Resco Company)                         5.500       07/01/2009     07/01/2008 2         152,537
----------------------------------------------------------------------------------------------------------------------------
   18,000,000    Westchester County Tobacco Asset
                 Securitization Corp.                                0.000 13    07/15/2039 7   07/15/2018 2      14,182,740
----------------------------------------------------------------------------------------------------------------------------
   37,110,000    Westchester County Tobacco Asset
                 Securitization Corp.                                6.750       07/15/2029 7   07/15/2011 2      37,872,982
----------------------------------------------------------------------------------------------------------------------------
       10,000    Western Nassau County Water Authority               5.500       05/01/2016     05/01/2006 2          10,614
----------------------------------------------------------------------------------------------------------------------------
      705,000    Western Nassau County Water Authority               5.650       05/01/2026     05/01/2006 2         745,411
----------------------------------------------------------------------------------------------------------------------------
      400,000    Yonkers IDA (Community Devel. Properties)           6.250       02/01/2016     02/01/2011 2         437,208
----------------------------------------------------------------------------------------------------------------------------
    3,140,000    Yonkers IDA (Community Devel. Properties)           6.625       02/01/2026 7   02/01/2011 2       3,383,319
----------------------------------------------------------------------------------------------------------------------------
      720,000    Yonkers IDA (Hudson Scenic Studio)                  5.875       11/01/2007     11/16/2006 1         724,010
----------------------------------------------------------------------------------------------------------------------------
      220,000    Yonkers IDA
                 (Michael Malotz Skilled Nursing Pavilion)           5.450       02/01/2029     02/01/2009 2         229,852
----------------------------------------------------------------------------------------------------------------------------
       25,000    Yonkers IDA
                 (Michael Malotz Skilled Nursing Pavilion)           5.650       02/01/2039     02/01/2009 2          26,328
----------------------------------------------------------------------------------------------------------------------------
      105,000    Yonkers IDA (Philipsburgh Hall Associates)          6.750       11/01/2008     05/28/2007 1         104,551
----------------------------------------------------------------------------------------------------------------------------
    2,610,000    Yonkers IDA (St. John's Riverside Hospital)         6.800       07/01/2016     10/12/2011 4       2,698,061
----------------------------------------------------------------------------------------------------------------------------
      800,000    Yonkers IDA (St. Joseph's Hospital),
                 Series 98-B                                         5.900       03/01/2008     08/30/2006 1         747,408
                                                                                                              --------------
                                                                                                               3,110,218,468
----------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.6%
   21,560,000    NJ Tobacco Settlement Financing Corp.
                 (TASC)                                              5.750       06/01/2032     08/20/2013 1      20,601,227
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--13.8%
    5,000,000    Guam Airport Authority, Series C                    5.375       10/01/2019     10/01/2013 2       5,401,050
----------------------------------------------------------------------------------------------------------------------------
    6,000,000    Guam Airport Authority, Series C                    5.375       10/01/2020     10/01/2013 2       6,463,080
----------------------------------------------------------------------------------------------------------------------------
      600,000    Guam EDA (TASC)                                     5.000       05/15/2022     09/12/2006 4         604,392
----------------------------------------------------------------------------------------------------------------------------
    1,950,000    Guam EDA (TASC)                                     5.400       05/15/2031     08/06/2010 1       1,838,870
----------------------------------------------------------------------------------------------------------------------------
      215,000    Guam EDA (TASC)                                     5.500       05/15/2041     10/20/2015 1         195,489
----------------------------------------------------------------------------------------------------------------------------
    3,030,000    Guam GO, Series A                                   5.900       09/01/2005     03/01/2005 2       3,033,394

                    49 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$   1,000,000    Guam GO, Series A                                   6.000%      09/01/2006     09/01/2006    $      999,860
----------------------------------------------------------------------------------------------------------------------------
      580,000    Guam Power Authority, Series A                      5.250       10/01/2013     10/01/2005 2         582,129
----------------------------------------------------------------------------------------------------------------------------
      555,000    Guam Power Authority, Series A                      5.250       10/01/2023     04/01/2005 2         561,566
----------------------------------------------------------------------------------------------------------------------------
       85,000    Northern Mariana Islands, Series A                  6.000       06/01/2014 7   06/01/2010 2          91,729
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    Northern Mariana Islands, Series A                  6.000       06/01/2020 7   06/01/2010 2       3,204,390
----------------------------------------------------------------------------------------------------------------------------
      375,000    Puerto Rico Children's Trust Fund (TASC)            4.100       05/15/2013     05/15/2013           354,210
----------------------------------------------------------------------------------------------------------------------------
      200,000    Puerto Rico Children's Trust Fund (TASC)            4.250       05/15/2014     05/15/2014           188,660
----------------------------------------------------------------------------------------------------------------------------
    2,500,000    Puerto Rico Children's Trust Fund (TASC)            5.000       05/15/2008     05/15/2008         2,588,000
----------------------------------------------------------------------------------------------------------------------------
  200,160,000    Puerto Rico Children's Trust Fund (TASC)            5.375       05/15/2033     11/15/2012 1     191,184,826
----------------------------------------------------------------------------------------------------------------------------
       20,000    Puerto Rico Children's Trust Fund (TASC)            5.750       07/01/2020     06/23/2008 4          21,702
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    Puerto Rico Commonwealth GO                         5.000       07/01/2018     07/01/2008 2       4,325,640
----------------------------------------------------------------------------------------------------------------------------
    5,250,000    Puerto Rico Commonwealth GO                         5.000       07/01/2025     07/01/2014 2       5,459,370
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    Puerto Rico Commonwealth GO                         5.250       07/01/2017     07/01/2013 2       4,354,280
----------------------------------------------------------------------------------------------------------------------------
    2,310,000    Puerto Rico Commonwealth GO                         5.250       07/01/2023     07/01/2014 2       2,475,950
----------------------------------------------------------------------------------------------------------------------------
    1,925,000    Puerto Rico Commonwealth GO                         5.250       07/01/2027 7   07/01/2011 2       2,070,549
----------------------------------------------------------------------------------------------------------------------------
    2,740,000    Puerto Rico Commonwealth GO                         5.375       07/01/2028     07/01/2011 2       2,915,716
----------------------------------------------------------------------------------------------------------------------------
      100,000    Puerto Rico Electric Power Authority,
                 Series AA                                           5.375       07/01/2027     07/01/2007 2         106,522
----------------------------------------------------------------------------------------------------------------------------
       10,000    Puerto Rico Electric Power Authority,
                 Series EE                                           5.250       07/01/2014     07/01/2008 2          11,002
----------------------------------------------------------------------------------------------------------------------------
    1,940,000    Puerto Rico Electric Power Authority,
                 Series Z                                            5.250       07/01/2021 7   07/01/2005 2       1,959,963
----------------------------------------------------------------------------------------------------------------------------
       65,000    Puerto Rico Electric Power Authority,
                 Series Z                                            5.250       07/01/2021     07/01/2005 2          65,720
----------------------------------------------------------------------------------------------------------------------------
    1,425,000    Puerto Rico Electric Power Authority,
                 Series Z                                            5.500       07/01/2010     07/01/2005 2       1,475,602
----------------------------------------------------------------------------------------------------------------------------
       50,000    Puerto Rico Electric Power Authority,
                 Series Z                                            5.500       07/01/2011     07/01/2005 2          51,840
----------------------------------------------------------------------------------------------------------------------------
      100,000    Puerto Rico GO                                      5.000       07/01/2019     07/01/2008 2         104,475
----------------------------------------------------------------------------------------------------------------------------
       55,000    Puerto Rico HBFA                                    5.850       10/01/2009     04/01/2005 2          56,347
----------------------------------------------------------------------------------------------------------------------------
      780,000    Puerto Rico HBFA                                    6.100       10/01/2015     04/01/2005 2         798,580
----------------------------------------------------------------------------------------------------------------------------
      575,000    Puerto Rico HBFA                                    6.250       04/01/2029 7   04/01/2005 2         589,059
----------------------------------------------------------------------------------------------------------------------------
       80,000    Puerto Rico HFC                                     5.100       12/01/2018     12/01/2010 2          83,273
----------------------------------------------------------------------------------------------------------------------------
       70,000    Puerto Rico HFC                                     7.300       04/01/2006     04/01/2005 2          70,214
----------------------------------------------------------------------------------------------------------------------------
       60,000    Puerto Rico HFC                                     7.300       10/01/2006     04/01/2005 2          60,181
----------------------------------------------------------------------------------------------------------------------------
       25,000    Puerto Rico HFC                                     7.400       04/01/2007     04/01/2005 2          25,075
----------------------------------------------------------------------------------------------------------------------------
    1,865,000    Puerto Rico HFC                                     7.500       10/01/2015 7   04/01/2005 2       1,868,488
----------------------------------------------------------------------------------------------------------------------------
    3,820,000    Puerto Rico HFC                                     7.500       04/01/2022 7   04/01/2005 2       3,857,321
----------------------------------------------------------------------------------------------------------------------------
    7,000,000    Puerto Rico Highway & Transportation
                 Authority, Series E                                 5.750       07/01/2024     07/01/2012 2       7,912,800
----------------------------------------------------------------------------------------------------------------------------
       40,000    Puerto Rico Highway & Transportation
                 Authority, Series X                                 5.000       07/01/2022     07/01/2005 2          40,348

                    50 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$     100,000    Puerto Rico Highway & Transportation
                 Authority, Series Y                                 5.500%      07/01/2018     07/01/2006 2  $      105,621
----------------------------------------------------------------------------------------------------------------------------
       80,000    Puerto Rico Highway & Transportation
                 Authority, Series Y                                 5.500       07/01/2018     07/01/2006 2          84,594
----------------------------------------------------------------------------------------------------------------------------
    1,545,000    Puerto Rico IMEPCF
                 (American Home Products)                            5.100       12/01/2018     06/01/2005 2       1,587,009
----------------------------------------------------------------------------------------------------------------------------
    6,540,000    Puerto Rico IMEPCF (PepsiCo)                        6.250       11/15/2013     05/15/2005 2       6,841,494
----------------------------------------------------------------------------------------------------------------------------
    7,175,000    Puerto Rico IMEPCF (PepsiCo)                        6.250       11/15/2013     05/15/2005 2       7,340,097
----------------------------------------------------------------------------------------------------------------------------
       10,000    Puerto Rico Infrastructure                          5.000       07/01/2016     01/01/2008 2          10,716
----------------------------------------------------------------------------------------------------------------------------
    8,000,000    Puerto Rico Infrastructure                          5.000       07/01/2021     01/01/2008 2       8,483,920
----------------------------------------------------------------------------------------------------------------------------
       35,000    Puerto Rico Infrastructure                          5.500       10/01/2040     10/01/2010 5          38,128
----------------------------------------------------------------------------------------------------------------------------
      635,000    Puerto Rico Infrastructure                          7.500       07/01/2009 7   06/01/2005 2         651,256
----------------------------------------------------------------------------------------------------------------------------
       55,000    Puerto Rico ITEMECF
                 (Ana G. Mendez University)                          5.375       02/01/2019     02/01/2011 2          57,401
----------------------------------------------------------------------------------------------------------------------------
   18,425,000    Puerto Rico ITEMECF
                 (Congeneration Facilities)                          6.625       06/01/2026 7   06/01/2010 2      19,973,253
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Puerto Rico ITEMECF (Dr. Pila Hospital)             6.125       08/01/2025     08/01/2005 2       1,553,430
----------------------------------------------------------------------------------------------------------------------------
       25,000    Puerto Rico ITEMECF
                 (Hospital Auxilio Mutuo)                            5.500       07/01/2026     07/01/2007 2          26,799
----------------------------------------------------------------------------------------------------------------------------
      500,000    Puerto Rico ITEMECF
                 (Hospital Auxilio Mutuo)                            6.250       07/01/2016     07/01/2005 2         511,620
----------------------------------------------------------------------------------------------------------------------------
       75,000    Puerto Rico ITEMECF
                 (Hospital de la Concepcion)                         6.125       11/15/2025     11/15/2010 2          84,863
----------------------------------------------------------------------------------------------------------------------------
      750,000    Puerto Rico ITEMECF
                 (Hospital de la Concepcion)                         6.375       11/15/2015     11/15/2010 2         846,750
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Puerto Rico ITEMECF
                 (Hospital de la Concepcion)                         6.500       11/15/2020     11/15/2010 2       2,313,640
----------------------------------------------------------------------------------------------------------------------------
      815,000    Puerto Rico ITEMECF
                 (Mennonite General Hospital)                        6.375       07/01/2006     01/04/2006 1         811,968
----------------------------------------------------------------------------------------------------------------------------
    1,860,000    Puerto Rico ITEMECF
                 (Mennonite General Hospital)                        6.500       07/01/2012     01/14/2010 1       1,844,804
----------------------------------------------------------------------------------------------------------------------------
    1,045,000    Puerto Rico ITEMECF
                 (Ryder Memorial Hospital)                           6.400       05/01/2009     05/01/2005 2       1,051,813
----------------------------------------------------------------------------------------------------------------------------
       25,000    Puerto Rico ITEMECF
                 (Teachers Retirement)                               5.500       07/01/2021     07/01/2006 2          26,464
----------------------------------------------------------------------------------------------------------------------------
    1,075,000    Puerto Rico Municipal Finance
                 Agency RITES 9                                      8.945 14    08/01/2013     02/01/2009         1,359,456
----------------------------------------------------------------------------------------------------------------------------
       50,000    Puerto Rico Municipal Finance Agency,
                 Series A                                            5.500       07/01/2017     07/01/2007 2          54,134
----------------------------------------------------------------------------------------------------------------------------
       50,000    Puerto Rico Municipal Finance Agency,
                 Series A                                            5.500       07/01/2021     07/01/2007 2          53,723
----------------------------------------------------------------------------------------------------------------------------
      105,000    Puerto Rico Port Authority, Series C                7.300       07/01/2007 7   07/01/2005 2         107,555
----------------------------------------------------------------------------------------------------------------------------
      150,000    Puerto Rico Port Authority, Series D                6.000       07/01/2021 7   07/01/2005 2         151,325
----------------------------------------------------------------------------------------------------------------------------
      515,000    Puerto Rico Port Authority, Series D                7.000       07/01/2014 7   07/01/2005 2         524,013

                    51 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$      25,000    Puerto Rico Public Buildings Authority,
                 Series B                                            5.250%      07/01/2021     07/01/2007 2  $       27,184
-----------------------------------------------------------------------------------------------------------------------------
    2,065,000    Puerto Rico Public Buildings Authority,
                 Series D                                            5.125       07/01/2024     07/01/2012 2       2,162,447
-----------------------------------------------------------------------------------------------------------------------------
      745,000    Puerto Rico Public Finance Corp., Series E          5.500       08/01/2029     02/01/2012 2         845,135
-----------------------------------------------------------------------------------------------------------------------------
      255,000    Puerto Rico Public Finance Corp., Series E          5.500       08/01/2029     02/01/2012 2         269,994
-----------------------------------------------------------------------------------------------------------------------------
   35,700,000    Puerto Rico Public Finance Corp., Series E          5.700       08/01/2025     02/01/2010 2      40,285,665
-----------------------------------------------------------------------------------------------------------------------------
   64,220,000    Puerto Rico Public Finance Corp., Series E          5.750       08/01/2030     02/01/2007 2      68,670,446
-----------------------------------------------------------------------------------------------------------------------------
      215,000    University of Puerto Rico                           5.500       06/01/2012 7   06/01/2005 2         215,548
-----------------------------------------------------------------------------------------------------------------------------
      255,000    University of Puerto Rico, Series M                 5.250       06/01/2025     06/01/2007 2         261,018
-----------------------------------------------------------------------------------------------------------------------------
       25,000    University of Puerto Rico, Series M                 5.500       06/01/2015     06/01/2005 2          25,695
-----------------------------------------------------------------------------------------------------------------------------
       50,000    University of Puerto Rico, Series O                 5.375       06/01/2030     06/01/2005 2          50,991
-----------------------------------------------------------------------------------------------------------------------------
       45,000    V.I. Hsg. Finance Authority, Series A               6.500       03/01/2025 7   03/01/2005 2          45,968
-----------------------------------------------------------------------------------------------------------------------------
    1,000,000    V.I. Port Authority, Series A                       5.250       09/01/2018     09/01/2010 2       1,062,120
-----------------------------------------------------------------------------------------------------------------------------
    2,650,000    V.I. Public Finance Authority (Hovensa)             5.875       07/01/2022     07/01/2014 2       2,815,837
-----------------------------------------------------------------------------------------------------------------------------
    2,000,000    V.I. Public Finance Authority, Series A             5.250       10/01/2022     10/01/2014 2       2,116,380
-----------------------------------------------------------------------------------------------------------------------------
    1,000,000    V.I. Public Finance Authority, Series A             5.250       10/01/2023     10/01/2014 2       1,056,570
-----------------------------------------------------------------------------------------------------------------------------
   10,000,000    V.I. Public Finance Authority, Series A             5.500       10/01/2015     10/01/2010 2      10,501,400
-----------------------------------------------------------------------------------------------------------------------------
      180,000    V.I. Public Finance Authority, Series A             5.500       10/01/2022     10/01/2008 2         196,042
-----------------------------------------------------------------------------------------------------------------------------
    1,000,000    V.I. Public Finance Authority, Series A             5.625       10/01/2010     05/29/2008 1       1,065,380
-----------------------------------------------------------------------------------------------------------------------------
       45,000    V.I. Public Finance Authority, Series A             5.625       10/01/2025     10/01/2010 2          46,972
-----------------------------------------------------------------------------------------------------------------------------
   21,030,000    V.I. Public Finance Authority, Series A             6.125       10/01/2029 7   10/01/2010 2      23,678,939
-----------------------------------------------------------------------------------------------------------------------------
    9,820,000    V.I. Public Finance Authority, Series A             6.375       10/01/2019 7   01/01/2010 2      11,339,252
-----------------------------------------------------------------------------------------------------------------------------
   12,000,000    V.I. Public Finance Authority, Series A             6.500       10/01/2024 7   10/01/2010 2      13,849,320
-----------------------------------------------------------------------------------------------------------------------------
      900,000    V.I. Tobacco Settlement Financing Corp.
                 (TASC)                                              0.000 13    05/15/2008     05/15/2008           777,033
-----------------------------------------------------------------------------------------------------------------------------
    1,755,000    V.I. Tobacco Settlement Financing Corp.
                 (TASC)                                              5.000       05/15/2021     12/28/2009 1       1,629,640
-----------------------------------------------------------------------------------------------------------------------------
    1,440,000    V.I. Tobacco Settlement Financing Corp.
                 (TASC)                                              5.000       05/15/2031     09/01/2015         1,280,822
-----------------------------------------------------------------------------------------------------------------------------
    1,470,000    V.I. Water & Power Authority                        5.375       07/01/2010     07/01/2008 2       1,560,761
                                                                                                              ---------------
                                                                                                                 500,384,067

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $3,562,595,812)--100.5%                                                      3,631,203,762
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.5)                                                                     (18,385,157)
                                                                                                              ---------------
NET ASSETS--100.0%                                                                                            $3,612,818,605
                                                                                                              ===============

                    52 | LIMITED TERM NEW YORK MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

1. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

2. Optional call date; corresponds to the most conservative yield calculation.

3. Date of mandatory put.

4. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

5. Date of prefunded call, or maturity date if escrowed to maturity.

6. Date of planned principal payment.

7. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

8. Represents a zero coupon bond.

9. Illiquid security. The aggregate value of illiquid securities as of December
31, 2004 was $31,242,325, which represents 0.86% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

10. When-issued security or forward commitment to be delivered and settled after
December 31, 2004. See Note 1 of Notes to Financial Statements.

11. Issue is in default. See Note 1 of Notes to Financial Statements.

12. Non-income-producing security.

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of Notes to Financial Statements.

                    53 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS December 31, 2004
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS        Association for Children with Down Syndrome

ACLD        Adults and Children with Learning and Developmental Disabilities

ALIA        Alliance of Long Island Agencies

ASMF        Amsterdam Sludge Management Facility

BID         Business Improvement District

BOCES       Board of Cooperative Education Services

CAB         Capital Appreciation Bond

CCDRCA      Catholic Charities of the Diocese of Rockville Centre and Affiliates

CCFDP       Child Care Facilities Development Program

CFGA        Child and Family Guidance Association

CHSLI       Catholic Health Services of Long Island

CMA         Community Mainstreaming Associates, Inc.

Con Ed      Consolidated Edison Company

COP         Certificates of Participation

CRR         Center for Rapid Recovery

CSD         Central School District

CSMR        Community Services for the Mentally Retarded

DA          Dormitory Authority

DIAMONDS    Direct Investment of Accrued Municipals

EDA         Economic Development Authority

EFC         Environmental Facilities Corp.

ERDA        Energy Research and Development Authority

FHA         Federal Housing Agency

FNHC        Ferncilff Nursing Home Company

FREE        Family Residences and Essential Enterprises

GO          General Obligation

GSHMC       Good Samaritan Hospital Medical Center

HBFA        Housing Bank and Finance Agency

HDC         Housing Development Corp.

HELP        Homeless Economic Loan Program

HFA         Housing Finance Agency/Authority

HFC         Housing Finance Corp.

HJDOI       Hospital for Joint Diseases Orthopedic Institute

HKSB        Helen Keller Services for the Blind

IDA         Industrial Development Agency

IGHL        Independent Group Home for Living

IMEPCF      Industrial, Medical and Environmental Pollution Control Facilities

ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities

JDAM        Julia Dyckman Andrus Memorial

JFK         John Fitzgerald Kennedy

KR          Kateri Residence

L.I.        Long Island

LGAC        Local Government Assistance Corp.

LGSC        Local Government Services Corporation

LILCO       Long Island Lighting Corporation

MMC         Mercy Medical Center

MMWNHC      Mary Manning Walsh Nursing Home Company

MSH/NYU     Mount Sinai Hospital/New York University

MTA         Metropolitan Transportation Authority

NY/NJ       New York/New Jersey

NYC         New York City

NYS         New York State

NYSEG       New York State Electric and Gas

NYU         New York University

PACES       Potsdam Auxiliary and College Educational Service

Res Rec     Resource Recovery Facility

RIBS        Residual Interest Bonds

RIT         Rochester Institute of Technology

RITES       Residual Interest Tax Exempt Security

SCHC        Senior Citizen Housing Corporation

SCHRC       St. Charles Hospital and Rehabilitation Center

SCSB        Schuyler Community Services Board

SCSMC       St. Catherine of Sienna Medical Center

SFH         St. Francis Hospital

SONYMA      State of New York Mortgage Agency

SUNY        State University of New York

SV          Sienna Village

SWMA        Solid Waste Management Authority

TASC        Tobacco Settlement Asset-Backed Bonds

TFA         Transitional Finance Authority

TFABs       Tobacco Flexible Amortization Bonds

UDC         Urban Development Corp.

V.I.        United States Virgin Islands

WORCA       Working Organization for Retarded Children and Adults

YMCA        Young Men's Christian Association

                    54 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  December 31, 2004
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                          MARKET VALUE          PERCENT
--------------------------------------------------------------------------------
Tobacco Settlements                            $   876,732,666             24.1%
Hospital/Health Care                               311,528,254              8.6
Electric Utilities                                 308,591,059              8.5
Marine/Aviation Facilities                         272,786,943              7.5
Sales Tax Revenue                                  256,053,220              7.1
General Obligation                                 209,081,699              5.8
Special Assessment                                 194,742,147              5.4
Municipal Leases                                   185,359,764              5.1
Airlines                                           172,420,730              4.8
Higher Education                                   131,058,831              3.6
Multifamily Housing                                119,906,622              3.3
Highways/Railways                                  101,775,215              2.8
Single Family Housing                               88,154,541              2.4
Not-for-Profit Organization                         87,365,427              2.4
Resource Recovery                                   66,888,084              1.8
Gas Utilities                                       58,623,216              1.6
Education                                           52,841,055              1.5
Water Utilities                                     43,448,505              1.2
Manufacturing, Non-Durable Goods                    24,350,547              0.7
Adult Living Facilities                             23,389,952              0.6
Manufacturing, Durable Goods                        14,122,962              0.4
Pollution Control                                   12,106,388              0.3
Paper, Containers & Packaging                        7,540,728              0.2
Sewer Utilities                                      5,673,255              0.2
Parking Fee Revenue                                  4,531,572              0.1
Special Tax                                          1,607,493              0.0
Hotels, Restaurants & Leisure                          522,887              0.0
                                               ---------------------------------
Total                                          $ 3,631,203,762            100.0%
                                               =================================

                    55 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        23.5%
AA                                                                         15.2
A                                                                          19.6
BBB                                                                        37.6
BB                                                                          1.4
B                                                                           0.1
CCC                                                                         1.0
Not Rated                                                                   1.6
                                                                         -------
Total                                                                     100.0%
                                                                         =======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated"
category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    56 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $3,562,595,812)--see
accompanying statement of investments                                                 $ 3,631,203,762
------------------------------------------------------------------------------------------------------
Cash                                                                                          913,532
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                   56,415,800
Investments sold                                                                           10,207,759
Shares of beneficial interest sold                                                          7,344,072
Other                                                                                          51,253
                                                                                      ----------------
Total assets                                                                            3,706,136,178

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Notes payable to bank (interest rate 3.0000% at December 31, 2004)                         76,600,000
Investments purchased (including $6,745,000 purchased on a
when-issued basis or forward commitment)                                                    8,336,925
Shares of beneficial interest redeemed                                                      5,312,021
Distribution and service plan fees                                                          2,215,236
Trustees' compensation                                                                        325,372
Interest expense                                                                              179,012
Transfer and shareholder servicing agent fees                                                 121,792
Shareholder communications                                                                     83,830
Dividends                                                                                       1,240
Other                                                                                         142,145
                                                                                      ----------------
Total liabilities                                                                          93,317,573

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $ 3,612,818,605
                                                                                      ================

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Paid-in capital                                                                       $ 3,573,724,401
------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           2,837,970
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                              (32,351,716)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                 68,607,950
                                                                                      ----------------
NET ASSETS                                                                            $ 3,612,818,605
                                                                                      ================

                    57 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,155,310,037 and 647,419,764 shares of beneficial interest outstanding)                       $3.33
Maximum offering price per share (net asset value plus sales charge of 3.50% of
offering price)                                                                                 $3.45
-----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $417,473,222
and 125,568,210 shares of beneficial interest outstanding)                                      $3.32
-----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$1,040,035,346 and 313,441,727 shares of beneficial interest outstanding)                       $3.32

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    58 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $ 176,208,578

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      13,890,900
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               5,008,564
Class B                                                               4,274,044
Class C                                                              10,088,107
Class X                                                                     454
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 646,111
Class B                                                                 256,898
Class C                                                                 429,054
Class X                                                                     228
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  93,432
Class B                                                                  43,295
Class C                                                                  10,756
--------------------------------------------------------------------------------
Interest expense                                                      1,219,472
--------------------------------------------------------------------------------
Accounting service fees                                               1,042,720
--------------------------------------------------------------------------------
Custodian fees and expenses                                             196,974
--------------------------------------------------------------------------------
Trustees' compensation                                                  166,284
--------------------------------------------------------------------------------
Other                                                                   283,600
                                                                  --------------
Total expenses                                                       37,650,893
Less reduction to custodian expenses                                     (5,483)
Less payments and waivers of expenses                                        (5)
                                                                  --------------
Net expenses                                                         37,645,405

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               138,563,173

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                        128,804
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  6,201,394

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 144,893,371
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    59 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                    2004                  2003
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                           $   138,563,173       $   137,992,860
------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                128,804            (3,202,984)
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                 6,201,394             7,061,558
                                                                --------------------------------------
Net increase in net assets resulting from operations                144,893,371           141,851,434

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (88,363,361)          (83,295,410)
Class B                                                             (15,346,700)          (15,496,250)
Class C                                                             (36,490,842)          (35,571,960)
Class X                                                                  (5,943)             (175,786)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                             206,797,085            72,734,760
Class B                                                             (27,305,785)           59,240,647
Class C                                                              33,616,814           109,135,439
Class X                                                                (393,402)          (12,341,666)

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total increase                                                      217,401,237           236,081,208
------------------------------------------------------------------------------------------------------
Beginning of period                                               3,395,417,368         3,159,336,160
                                                                --------------------------------------
End of period (including accumulated net investment income of
$2,837,970 and $4,568,758, respectively)                        $ 3,612,818,605       $ 3,395,417,368
                                                                ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    60 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED DECEMBER 31,                      2004            2003           2002             2001           2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     3.32      $     3.31     $     3.27       $     3.27       $   3.19
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .14 1           .14            .15              .16            .16
Net realized and unrealized gain                          .01             .01            .05               --            .07
                                                   ------------------------------------------------------------------------------
Total from investment operations                          .15             .15            .20              .16            .23
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.14)           (.14)          (.16)            (.16)          (.15)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     3.33      $     3.32     $     3.31       $     3.27       $   3.27
                                                   ==============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       4.77%           4.80%          6.33%            4.85%          7.47%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $2,155,310      $1,944,385     $1,868,271       $1,124,846       $927,079
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $2,029,517      $1,894,331     $1,472,317       $  996,671       $945,492
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.30%           4.51%          4.65%            4.95%          4.88%
Total expenses                                           0.77%           0.76%          0.74%            0.78%          0.85%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 4           N/A 4,5        N/A 4,6         0.74% 4,7      0.78% 4,7
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%             28%            19%              23%            37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    61 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED DECEMBER 31,                      2004            2003           2002             2001           2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     3.32      $     3.31     $     3.27       $     3.27       $   3.19
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .12 1           .12            .13              .13            .13
Net realized and unrealized gain                           --             .01            .05               --            .08
                                                   ------------------------------------------------------------------------------
Total from investment operations                          .12             .13            .18              .13            .21
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.12)           (.12)          (.14)            (.13)          (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     3.32      $     3.32     $     3.31       $     3.27       $   3.27
                                                   ==============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       3.65%           3.99%          5.53%            4.06%          6.65%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $  417,473      $  444,537     $  383,690       $  153,471       $ 92,786
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  427,486      $  429,564     $  261,858       $  113,976       $ 86,107
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.52%           3.72%          3.85%            4.17%          4.09%
Total expenses                                           1.55%           1.55%          1.51%            1.54%          1.63%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 4,5         N/A 4,5        N/A  4,6        1.50% 4,7      1.56% 4,7
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%             28%            19%              23%            37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    62 | LIMITED TERM NEW YORK MUNICIPAL FUND

CLASS C     YEAR ENDED DECEMBER 31,                      2004            2003           2002             2001           2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     3.31      $     3.30     $     3.26       $     3.26       $   3.18
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .12 1           .12            .13              .13            .13
Net realized and unrealized gain                          .01             .01            .05               --            .08
                                                   ------------------------------------------------------------------------------
Total from investment operations                          .13             .13            .18              .13            .21
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.12)           (.12)          (.14)            (.13)          (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     3.32      $     3.31     $     3.30       $     3.26       $   3.26
                                                   ==============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       4.00%           4.02%          5.54%            4.06%          6.67%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $1,040,035      $1,006,103     $  894,469       $  261,857       $101,858
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $1,009,112      $  977,323     $  574,124         $150,504       $105,452
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    3.55%           3.74%          3.82%            4.13%          4.11%
Total expenses                                           1.52%           1.52%          1.51%            1.53%          1.62%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 4           N/A 4,5        N/A 4,6         1.49% 4,7      1.55% 4,7
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%             28%            19%              23%            37%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Interest expense was less than 0.01%.

7. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    63 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Limited Term New York Municipal Fund (the Fund) is a separate series of
Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The
Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management.
The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. As of April 1, 2004, all outstanding Class X shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price.
Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.
Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

                    64 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date.
Normally the settlement date occurs within six months after the trade date;
however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2004, the Fund had purchased
$6,745,000 of securities on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will invest no more than 5% of its total assets in inverse floaters.
Inverse floaters amount to $27,275,218 as of December 31, 2004. Including the effect of leverage, inverse floaters represent 0.67% of the Fund's total assets as of December 31, 2004.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2004, securities with an aggregate market value of $72,270, representing less than 0.01% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of

                    65 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
 UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED         OTHER INVESTMENTS
 NET INVESTMENT       LONG-TERM                   LOSS        FOR FEDERAL INCOME
 INCOME                    GAIN       CARRYFORWARD 1,2              TAX PURPOSES
 -------------------------------------------------------------------------------
 $3,572,846                 $--            $28,573,742               $64,829,974

1. As of December 31, 2004, the Fund had $28,573,742 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2004, details of the capital loss carryforwards were as follows:

                    EXPIRING
                    ----------------------
                    2007      $ 12,378,727
                    2008         7,670,334
                    2009         2,543,678
                    2010         2,629,825
                    2011         3,351,178
                              ------------
                    Total     $ 28,573,742
                              ============

2. During the fiscal year ended December 31, 2004, the Fund utilized $3,906,780 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                    66 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                     REDUCTION TO
                                      ACCUMULATED
               INCREASE TO         NET INVESTMENT
               PAID-IN CAPITAL           INCOME 3
               ----------------------------------
               $87,115                    $87,115

3. $87,115 was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:

                                          YEAR ENDED          YEAR ENDED
                                   DECEMBER 31, 2004   DECEMBER 31, 2003
        ----------------------------------------------------------------
        Distributions paid from:
        Exempt-interest dividends       $140,206,846        $134,539,406

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

       Federal tax cost of securities                  $3,566,373,787
                                                       ===============

       Gross unrealized appreciation                   $   80,967,007
       Gross unrealized depreciation                      (16,137,033)
                                                       ---------------
       Net unrealized appreciation                     $   64,829,974
                                                       ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December
31, 2004, the Fund's projected benefit obligations were increased by $78,544 and payments of $3,503 were made to retired trustees, resulting in an accumulated liability of $286,625 as of December 31, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

                    67 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may
include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal
Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                 SHARES             AMOUNT          SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                        171,718,815     $  565,943,463     185,921,557      $  609,285,843
Converted from Class X                          114,318            384,111              --                  --
Dividends and/or
distributions reinvested                     16,514,282         54,475,122      17,241,051          56,457,329
Redeemed                                   (125,849,600)      (414,005,611)   (181,874,534)       (593,008,412)
                                           --------------------------------------------------------------------
Net increase                                 62,497,815     $  206,797,085      21,288,074      $   72,734,760
                                           ====================================================================

                    68 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                              YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                                 SHARES             AMOUNT          SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                         17,494,275     $   57,512,626      41,613,688      $  136,156,391
Dividends and/or
distributions reinvested                      2,923,582          9,631,131       3,308,044          10,825,717
Redeemed                                    (28,739,545)       (94,449,542)    (26,921,732)        (87,741,461)
                                           --------------------------------------------------------------------
Net increase (decrease)                      (8,321,688)    $  (27,305,785)     18,000,000      $   59,240,647
                                           ====================================================================

---------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                         76,703,395     $  252,748,926     111,157,316      $  363,373,918
Dividends and/or
distributions reinvested                      6,087,142         20,008,009       7,876,817          25,718,393
Redeemed                                    (72,958,895)      (239,140,121)    (86,073,213)       (279,956,872)
                                           --------------------------------------------------------------------
Net increase                                  9,831,642     $   33,616,814      32,960,920      $  109,135,439
                                           ====================================================================

---------------------------------------------------------------------------------------------------------------
CLASS X
Sold                                                 --     $           --              --      $           --
Dividends and/or
distributions reinvested                            877              2,939          31,891             105,156
Converted to Class A                           (114,318)          (384,111)             --                  --
Redeemed                                         (4,320)           (12,230)     (3,774,736)        (12,446,822)
                                           --------------------------------------------------------------------
Net decrease                                   (117,761)    $     (393,402)     (3,742,845)     $  (12,341,666)
                                           ====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2004, were
$787,894,913 and $539,098,318, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average daily net assets,
0.45% of the next $150 million, 0.40% of the next $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion. Effective January 1, 2005, the
Fund pays the Manager an advisory fee at an annual rate of 0.50% of the first
$100 million of average daily net assets, 0.45% of the next $150 million, 0.40%
of the next $1.75 billion, 0.39% of the next $3 billion and 0.38% of average daily net assets in excess of $5 billion.

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of
$12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended
December 31, 2004, the Fund paid $1,042,720 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

                    69 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended December 31, 2004, the Fund paid
$1,329,775 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% per year on Class B and
Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the
Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2004 for Class B and Class C were $3,986,029 and $17,499,485, respectively. Fees incurred by the Fund under the plans are detailed in the
Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                    70 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                    CLASS A           CLASS B          CLASS C
                                   CLASS A       CONTINGENT        CONTINGENT       CONTINGENT
                                 FRONT-END         DEFERRED          DEFERRED         DEFERRED
                             SALES CHARGES    SALES CHARGES     SALES CHARGES    SALES CHARGES
                               RETAINED BY      RETAINED BY       RETAINED BY      RETAINED BY
YEAR ENDED                     DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
----------------------------------------------------------------------------------------------
December 31, 2004               $1,032,487          $26,254          $803,375         $226,138

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended December 31, 2004, OFS waived $4, and $1 for Class B and Class X shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum. This agreement terminated on January 21,
2005.

      The Fund had borrowings outstanding of $76,600,000 at December 31, 2004 at an interest rate of 3.0%. For the year ended December 31, 2004, the average month-end balance was $53,921,153 at an average daily interest rate of 2.16%.
The Fund had gross borrowings and gross loan repayments of $631,200,000 and
$644,400,000, respectively, during the year ended December 31, 2004. The maximum amount of borrowings outstanding at any month-end was $86,100,000. The Fund paid commitment fees of $25,306 and interest of $1,194,166 during the year ended
December 31, 2004.

      Effective January 21, 2005 the Fund has entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively.
Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.30% as of January 21, 2005).

                    71 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BANK BORROWINGS Continued

The Fund pays additional fees of 0.30% per annum on its outstanding borrowings and is allocated its pro-rata share of a 0.13% per annum commitment fee with respect to the facility size.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the
"Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal
Defendants") including the Fund, 31 present and former Directors or Trustees and
9 present and former officers of the funds. This complaint, filed in the U.S.
District Court for the Southern District of New York on January 10, 2005,
consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the
Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the
Complaints are without merit and that they, the funds named as Nominal
Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                    72 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                     A-7

                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS
                      ----------------------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below for municipal securities.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and
administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o.....Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-1

                                  Appendix B

                   MUNICIPAL BOND INDUSTRY CLASSIFICATIONS

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                     C-12

                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."6 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

   Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.10
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from service.12
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

   Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
           Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

 Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
          Funds Who Were Shareholders of Connecticut Mutual Investment
                                 Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

   Special Reduced Sales Charge for Former Shareholders of Advance America
                                    Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
      dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Limited Term New York Municipal Fund

Internet Website
     www.oppenheimerfunds.com
     ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALLOPP(225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Registered Public Accounting Firm
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown, Rowe & Maw LLP
     1675 Broadway
     New York, New York 10019

1234
PX0355.001.0405

1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
2 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
7 This provision does not apply to IRAs.
8 This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                          ROCHESTER PORTFOLIO SERIES
                     LIMITED TERM NEW YORK MUNICIPAL FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)   (i)   Amended and  Restated  Agreement  and  Declaration  of Trust dated
      1/26/95:  Previously filed with  Registrant's  Post Effective  Amendment
      No. 7 filed 1/11/96, and incorporated herein by reference.

(ii)  Amendment  dated  11/1/95 to the  Amended  and  Restated  Agreement  and
      Declaration of Trust dated 1/26/95:  Previously filed with  Registrant's
      Post Effective  Amendment No. 7 filed 1/11/96,  and incorporated  herein by reference.

(iii) Amendment  dated  6/17/97 to the  Amended  and  Restated  Agreement  and
      Declaration of Trust dated 1/26/95:  Previously filed with  Registrant's
      Post Effective  Amendment No. 16 filed 4/30/02,  and incorporated herein by reference.

(iv)  Amendment  dated  6/10/98 to the  Amended  and  Restated  Agreement  and
      Declaration of Trust dated 1/26/95:  Previously filed with  Registrant's
      Post Effective  Amendment No. 16 filed 4/30/02,  and incorporated herein by reference.

(v)   Amendment No. 4 dated 6/10/02 to the Amended and Restated  Agreement and
      Declaration of Trust dated 1/26/95:  Previously filed with  registrant's
      Post Effective  Amendment No. 17 filed 2/25/03,  and incorporated herein by reference.

(b)   (i)    By-laws:  Previously filed with Registrant's initial Registration
      Statement filed 7/1/91, and incorporated herein by reference.

      (ii)  Amendment No. 1 to By-laws dated  7/22/98.  Previously  filed with
      Registrant's  Post  Effective  Amendment  No.  14  filed  4/26/00,   and
      incorporated herein by reference.

(c)   (i)   Class  A  Specimen  Share   Certificate:   Previously  filed  with
      Registrant's  Post  Effective  Amendment  No.  16  filed  4/29/02,   and
      incorporated herein by reference.

      (ii)  Class  B  Specimen  Share   Certificate:   Previously  filed  with
      Registrant's  Post  Effective  Amendment  No.  16  filed  4/30/02,   and
      incorporated herein by reference.

      (iii) Class  C  Specimen  Share   Certificate:   Previously  filed  with
      Registrant's  Post  Effective  Amendment  No.  16  filed  4/30/02,   and
      incorporated herein by reference.

(d)   Amended and Restated  Investment  Advisory  Agreement  dated 1/1/05 with
      OppenheimerFunds,    Inc.:    Previously    filed   with    Registrant's
      Post-Effective  Amendment No. 19 filed 2/25/05,  and incorporated herein by reference.

(e)   (i)   General  Distributor's  Agreement  dated  1/4/96 with  Oppenheimer
      Funds  Distributor,   Inc.:  Previously  filed  with  Registrant's  Post
      Effective  Amendment No. 7 filed  1/11/96,  and  incorporated  herein by reference.

      (ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (v)   Form of Trust Company Fund/SERV Purchase Agreement of
      OppenheimerFunds Distributor, Inc.: Previously filed with
      Post-Effective Amendment No. 45 to the Registration Statement of
      Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
      incorporated herein by reference.

      (vi)  Form of Trust Company Agency Agreement of OppenheimerFunds
      Distributor, Inc.: Previously filed with Post-Effective Amendment No.
      45 to the Registration Statement of Oppenheimer High Yield Fund (Reg.
      No. 2-62076), 10/26/01, and incorporated herein by reference.

(f)   (i)   Form of Deferred Compensation Plan for Disinterested
      Trustees/Directors: Previously filed with Post-Effective Amendment No.
      43 to the Registration Statement of Oppenheimer Quest For Value Funds
      (Reg. No. 33-15489), 12/21/98, and incorporated herein by reference.

(g)   (i) Global Custodial Services Agreement dated July 15, 2003, between
      Registrant and Citibank, N.A.: Previously filed with the Pre-Effective
      Amendment No. 1 to the Registration Statement of Oppenheimer
      International Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03, and
      incorporated herein by reference.

      (ii)  Amended and Restated Foreign Custody Manager Agreement dated May
      31, 2001, as amended July 15, 2003, between Registrant and Citibank,
      N.A: Previously filed with the Pre-Effective Amendment No. 1 to the
      Registration Statement of Oppenheimer International Large-Cap Core
      Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated 2/24/97:  Incorporated by reference to the Registrant's Rule 24f-2 Notice filed 2/27/97.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   (i)   Form  of  Investment   Letter   regarding   Class  B  shares  from
      OppenheimerFunds,   Inc.:   Previously  filed  with   Registrant's  Post
      Effective  Amendment No. 9, filed 2/28/97,  and  incorporated  herein by reference.

      (ii)   Form  of  Investment   Letter   regarding  Class  C  shares  from
      OppenheimerFunds,   Inc.:   Previously  filed  with   Registrant's  Post
      Effective  Amendment No. 9, filed 2/28/97,  and  incorporated  herein by reference.

(m)   (i)   Amended and Restated  Service Plan and Agreement with  Oppenheimer
      Funds  Distributor,  Inc.  for Class A Shares dated  4/5/04:  Previously filed with Registrant's  Post-Effective Amendment No. 19, filed 2/25/05, and incorporated herein by reference.

      (ii)  Amended and Restated  Distribution  and Service Plan and Agreement
      for  Class  B  Shares  dated  as  of  2/3/98:   Previously   filed  with
      Registrant's  Post-Effective Amendment No. 11, 4/21/98, and incorporated herein by reference.

      (iii) Amended and Restated  Distribution  and Service Plan and Agreement
      for Class C Shares dated as of 2/11/04: Filed herewith.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
      10/22/03: Previously filed with Post-Effective Amendment No. 11 to the
      Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg.
      No. 333-82579), 11/17/03, and incorporated herein by reference.

(o)   (i) Powers of Attorney for John Murphy, Brian Wixted and all
      Trustees/Directors except for John Cannon: Previously filed with
      Post-Effective Amendment No. 29 to the Registration Statement of
      Oppenheimer Convertible Securities Fund (Reg. No. 33-3076), 4/25/05,
      and incorporated herein by reference.

      (ii) Power of Attorney for John Cannon: Previously filed with
      Post-Effective Amendment No. 29 to the Registration Statement of
      Oppenheimer Convertible Securities Fund (Reg. No. 33-3076), 4/25/05,
      and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated
      February 1, 2005 under Rule 17j-1 of the Investment Company Act of
      1940: Previously filed with the Initial Registration Statement of
      Oppenheimer Dividend Growth Fund (Reg. No. 333-122902), 2/18/05, and
      incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

Registrant's Amended and Restated Agreement and Declaration of Trust (the
"Declaration of Trust"), which is referenced herein, (see Item 23(a)), contains certain provisions relating to the indemnification of Registrant's officers and trustees.  Section 6.4 of Registrant's Declaration of Trust provides that Registrant shall indemnify (from the assets of the Fund or
Funds in question) each of its trustees and officers (including persons who served at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to, amounts paid for satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or  administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a trustee or officer, director or trustee, except with respect to any matter as to which it has been determined in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interest of Registrant or (ii) had acted with willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct described in (i) and (ii) being referred to hereafter as
"Disabling Conduct".

      Section 6.4 provides that a  determination  that the Covered Conduct may be made by (i) a final  decision on the merits by a court or other body before whom the  proceeding  was brought  that the person to be  indemnified  was not liable by reason of Disabling Conduct,  (ii) dismissal of a court action or an administrative  proceeding  against  a Covered  Person  for  insufficiency  of evidence of  Disabling  Conduct,  or (iii) a reasonable  determination,  based upon a review of the  facts,  that the  indemnity  was not liable by reason of
Disabling  Conduct by (a) a vote of a majority of a quorum of trustees who are neither  "interested  persons" of Registrant as defined in Section 2(a)(19) of the  1940 Act nor  parties  to the  proceeding,  or (b) an  independent  legal counsel in a written opinion.

      In addition, Section 6.4 provides that expenses,  including accountants'
and  counsel  fees so  incurred  by any such  Covered  Person  (but  excluding amounts  paid in  satisfaction  of  judgments,  in  compromise  or as fines or penalties),  may be paid from time to time in advance of the final disposition of any such  action,  suit or  proceeding,  provided  that the Covered  Person shall  have  undertaken  to repay  the  amounts  so paid to the  Sub-trust  in question if it is ultimately  determined that indemnification of such expenses is not  authorized  under  Article 6 and (i) the  Covered  Person  shall  have provided  security  for such  undertaking,  (ii)  Registrant  shall be insured against losses arising by reason of any lawful  advances,  or (iii) a majority of a quorum of  disinterested  trustees who are not a party to the proceeding, by an independent  legal counsel in a written opinion,  based upon a review of readily available facts (as opposed to a full trial-type inquiry),  that there is  reason  to  believe  that  the  Covered  Person  ultimately  will be found entitled to indemnification.

      Section  6.1  of   Registrant's   Agreement  and  Declaration  of  Trust
provides,  among other things,  that nothing in the Agreement and  Declaration of Trust  shall  protect  any  trustee or officer  against  any  liability  to
Registrant  or the  shareholders  to  which  such  trustee  or  officer  would otherwise  be  subject  by reason of willful  misfeasance,  bad  faith,  gross negligence or reckless  disregard of the duties involved in the conduct of the office of trustee or such officer.

      Insofar as  indemnification  for liability  arising under the Securities
Act of 1933 may be permitted to trustees,  officers and controlling persons of the  Registrant  pursuant  to the  foregoing  provisions,  or  otherwise,  the
Registrant  has  been  advised  that  in the  opinion  of the  Securities  and
Exchange   Commission  such   indemnification  is  against  public  policy  as
expressed  in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment by the  Registrant  of  expenses  incurred  or  paid  by a  trustee,  officer  or controlling  person of the Registrant in the successful defense of any action, suit or  proceeding)  is asserted  by such  director,  officer or  controlling person in connection  with the  securities  being  registered,  the Registrant will,  unless in the  opinion of its  counsel  the matter has been  settled by controlling  precedent,  submit  to a court of  appropriate  jurisdiction  the question  whether  such  indemnification  by it is  against  public  policy as expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 26.  Business and Other Connections of the Investment Adviser
------------------------------------------------------------------

(a)  OppenheimerFunds,  Inc. is the investment  adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lizbeth Aaron-DiGiovanni,      Formerly  Vice  President  (April 2000) and First
Vice President                 Vice  President   (February  2003-July  2004)  of
                               Citigroup Global Markets Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emeline S. Adwers,             Formerly  Senior  Analyst  at  Palantir   Capital
Vice President                 (November 1999-January 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                   Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.,  Shareholder Financial Services,  Inc., OFI
                               Private  Investments,  Inc. and Centennial  Asset
                               Management Corporation;  Senior Vice President of
                               Shareholders Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carl Algermissen,              Formerly  Associate  Counsel and Legal Compliance
Assistant Vice President &     Officer at Great  West-Life  & Annuity  Insurance
Associate Counsel              Co.  (February  2004-October  2004);   previously
                               with   INVESCO    Funds   Group,    Inc.    (June
                               1993-December  2003),  most  recently  as  Senior
                               Staff Attorney.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Amato,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,    Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary     (since     December    2001)    of:
Vice President & Secretary     OppenheimerFunds  Distributor,  Inc.,  Centennial
                               Asset   Management    Corporation,    Oppenheimer
                               Partnership  Holdings,   Inc.,  Oppenheimer  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Shareholder Services,  Inc. and
                               OppenheimerFunds  Legacy Program;  (since January
                               2005)   of    Trinity    Investment    Management
                               Corporation.  Secretary  (since  June  2003)  of:
                               HarbourView  Asset  Management  Corporation,  OFI
                               Private  Investments,  Inc. and OFI Institutional
                               Asset  Management,   Inc.   Assistant   Secretary
                               (since December 2001) of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Baker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald Bellamy,                Assistant  Vice  President  of OFI  Institutional
Assistant Vice President       Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bertucci,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa I. Bloomberg,             Formerly   First  Vice  President  and  Associate
Vice President & Associate     General  Counsel of UBS  Financial  Services Inc.
Counsel                        (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Veronika Boesch,               Formerly  (until  February  2004) an  independent
Assistant Vice President       consultant/coach in organizational development.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim,             A  senior  economist  with  the  Federal  Reserve
Vice President                 Board (June 1992-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. Bonnell,               Vice  President of  Centennial  Asset  Management
Vice President                 Corporation.  Formerly  a  Portfolio  Manager  at
                               Strong Financial Corporation (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori E. Bostrom,               Formerly Vice President and Corporate  Counsel at
Vice President & Senior        Prudential   Financial   Inc.   (October  2002  -
Counsel                        November 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Bourgeois,                Assistant    Vice    President   of   Shareholder
Assistant Vice President       Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Boydell,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Bromberg,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeoffrey Caan,                 Formerly  Vice  President  of ABN AMRO  NA,  Inc.
Vice President                 (June 2002-August 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Carroll,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Castro,                  None
Assistant Vie President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Chaffee,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Chibnik,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald James Conception,       Formerly  (until  November 2004) an RIA Marketing
Assistant Vice President       Associate of OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell,                Vice  President of  Centennial  Asset  Management
Vice President                 Corporation,   Shareholder   Financial  Services,
                               Inc. and OppenheimerFunds  Legacy Program; Senior
                               Vice President of Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  None.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Dvorak,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Senior Vice President and
Director of International
Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Farrell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             Formerly  a  portfolio   manager   with   Lashire
Vice President                 Investments (July 1999-December 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley G. Finkle,             Formerly Head of Business  Management/Proprietary
Vice President                 Distribution   at  Citigroup   Asset   Management
                               (August 1986-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dominic Freud,                 Formerly,   a   Partner   and   European   Equity
Vice President                 Portfolio  manager  at  SLS  Management  (January
                               2002-February 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Seth Gelman,                   Formerly  an  Associate  in the Asset  Management
Vice President                 Legal   Department   at   Goldman   Sachs  &  Co.
                               (February 2003-August 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip S. Gillespie,          Formerly  First Vice  President of Merrill  Lynch
Senior Vice President &        Investment Management (2001 to September 2004).
Deputy General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bejamin J. Gord,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc..
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               (Asia) Limited
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Corry E. Hyer,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve P. Ilnitzki,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Bridget Ireland,         Vice   President    (since   January   2004)   of
Vice President                 OppenheimerFunds   Distributor   Inc.   Formerly,
                               Director  of  INVESCO  Distributors  Inc.  (April
                               2000-December 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel and Assistant          Shareholder  Services,  Inc.; Assistant Secretary
Secretary                      of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Kadehjian,                Formerly Vice President,  Compensation Manager at
Assistant Vice President       The  Bank  of New  York  (November  1996-November
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Kandilis,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               Assistant  Treasurer of  OppenheimerFunds  Legacy
Senior Vice President          Program
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin S. Korn,                Formerly  a  Senior  Vice  President  at  Bank of
Senior Vice President          America   (Wealth   and   Investment   Management
                               Technology Group) (March 2002-August 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Kunz,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John W. Land,                  Formerly  Human  Resources   Manager  at  Goldman
Assistant Vice President       Sachs (October 2000-July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey P. Lagarce,            President  and  Chief  Marketing  Officer  of OFI
Senior Vice President          Institutional   Asset  Management,   Inc.  as  of
                               January    2005.    Formerly    Executive    Vice
                               President-Head  of Fidelity  Tax-Exempt  Services
                               Business   at   Fidelity    Investments   (August
                               1996-January 2005).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Lawrence,             Formerly     Assistant    Vice    President    of
Vice President                 OppenheimerFunds,   Inc.   (November   2002-March
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gayle Leavitt,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randy Legg,                    Formerly   an   associate    with   Dechert   LLP
Assistant Vice President &     (September 1998-January 2004).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Vice President                 Inc.;  Vice  President of  Shareholder  Financial
                               Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Justin Leverenz,               Formerly,   a   research/technology   analyst  at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Lifshey,                Formerly a  Marketing  Manager at PIMCO  Advisors
Assistant Vice President       (January 2002-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    Formerly  an  Assistant   Vice   President   with
Assistant Vice President       Standish   Mellon   Asset   Management   (October
                               2001-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark H. Madden,                Formerly   Senior  Vice   President   and  Senior
Vice President                 Portfolio Manager with Pioneer Investments,  Inc.
                               (July 1990-July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mandzij,              Formerly   Marketing   Manager   -  Sales   Force
Assistant Vice President       Marketing     (March     2003-June    2004)    of
                               OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Mandzij,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset   Management,   Inc.   Formerly   Executive
                               Director  and   portfolio   manager  for  Miller,
                               Anderson  &   Sherrerd,   a  division  of  Morgan
                               Stanley Investment  Management (August 1993-April
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Mattisinko,              Assistant    Secretary   of   HarbourView   Asset
Vice President & Associate     Management  Corporation,  OppenheimerFunds Legacy
Counsel                        Program,  OFI  Private  Investments,   Inc.,  OFI
                               Institutional Asset Management,  Inc., Centennial
                               Asset  Management  Corporation,  Oppenheimer Real
                               Asset  Management,  Inc.  and Trinity  Investment
                               Management Corporation.  Formerly an Associate at
                               Sidley  Austin Brown and Wood LLP (1995 - October
                               2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           Chairman  of the Board and  Director of OFI Trust
Senior Vice President          Company;  Chief  Executive  Officer,   President,
                               Senior   Managing   Director   and   Director  of
                               HarbourView Asset Management  Corporation and OFI
                               Institutional Asset Management,  Inc.; President,
                               Chairman  and  Director  of  Trinity   Investment
                               Management Corporation
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucienne Mercogliano,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Miao,                    Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 1999 - May 2004).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Moon,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   President    and    Director    of    Oppenheimer
Chairman, President, Chief     Acquisition  Corp.  and  Oppenheimer  Partnership
Executive Officer & Director   Holdings,   Inc.  Director  of  Centennial  Asset
                               Management     Corporation,      OppenheimerFunds
                               Distributor,    Inc.;    Chairman   Director   of
                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial Services,  Inc.; President and Director
                               f  OppenheimerFunds  Legacy Program;  Director of
                               OFI   Institutional   Asset   Management,   Inc.,
                               Trinity   Investment   Management    Corporation,
                               Tremont  Capital  Management,  Inc.,  HarbourView
                               Asset   Management   Corporation,   OFI   Private
                               Investments,  Inc.;  President  and  Director  of
                               Oppenheimer   Real   Asset   Management,    Inc.;
                               Executive Vice President of Massachusetts  Mutual
                               Life   Insurance   Company;   Director   of   DLB
                               Acquisition   Corporation;   a   member   of  the
                               Investment    Company    Institute's   Board   of
                               Governors.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meaghan Murphy,                Formerly  Marketing  Professional,  RFP Writer at
Assistant Vice President       JP Morgan  Fleming Asset  Management  (May 2002 -
                               October 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Suzanne Murphy,                Formerly  (until December 2003) a Vice President,
Vice President                 Senior Marketing Manager with Citigroup.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James B. O'Connell,            Formerly   a   Senior    Designer    Manager   of
Assistant Vice President       OppenheimerFunds,  Inc.  (April  2002 -  December
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew O'Donnell,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John O'Hare,                   Formerly  Executive  Vice President and Portfolio
Vice President                 Manager  (June  2000 -  August  2003)  at  Geneva
                               Capital Management, Ltd.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Okray,                 Formerly   Vice   President,    Head   of   Trust
Vice President                 Operations at Lehman Brothers (June  2004-October
                               2004)  prior to which  he was an  Assistant  Vice
                               President,   Director   of  Trust   Services   at
                               Cambridge Trust Company (October 2002-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Palumbo,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert H. Pemble,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori L. Penna,                 Formerly  an RFP  Manager/Associate  at  JPMorgan
Assistant Vice President       Chase & Co. (June 2001-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marmeline Petion-Midy,         Formerly a Senior Financial  Analyst with General
Assistant Vice President       Motors,  NY Treasurer's  Office (July  2000-Augut
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President and      Management   Corporation   since  February  2004.
Chief Financial Officer        Formerly,  Director and Chief  Financial  Officer
                               at   Citigroup   Asset    Management    (February
                               2000-February 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Phillips,                Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment Management (June 2000-July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jason Pizzorusso,              Formerly   a   Vice   President,   Research   and
Assistant Vice President       Development  at  Crucial  Security  Inc.  (August
                               2000-May 2002;  part-time while attending  school
                               until 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Poiesz,                  Formerly  a Senior  Portfolio  Manager at Merrill
Senior Vice President, Head    Lynch (October  2002-May 2004).  Founding partner
of Growth Equity Investments   of  RiverRock,   a  hedge  fund  product   (April
                               1999-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey Portnoy,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                Formerly  (until  August  2002)  Vaughn  Rauscher
Vice President                 Chair  in  Financial  Investments  and  Director,
                               Finance    Institute   of   Southern    Methodist
                               University, Texas.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President   and   Director  of   OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Adrienne Ruffle,               Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 2002-February 2005).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Ruotolo,                Vice   Chairman,   Treasurer,   Chief   Financial
Executive Vice President and   Officer and  Management  Director of  Oppenheimer
Director                       Acquisition  Corp.;  President  and  Director  of
                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial  Services,  Inc.;  Director  of Trinity
                               Investment  Management  Corporation  and Director
                               of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kim Russomanno,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Ryan,                  Formerly   a   research   analyst  in  the  large
Vice President                 equities group at Credit Suisse Asset  Management
                               (August 2001-June 2004)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi W. Schadt,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Secretary of OFI Trust Company.
Assistant Vice President &
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Szilagyi,             Manager of Compliance at Berger  Financial  Group
Assistant Vice President       LLC (May 2001-March 2003);  Director of Financial
                               Reporting   and    Compliance   at   First   Data
                               Corporation (April 2003-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeaneen Terrio,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Uttaro,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of  OppenheimerFunds  Distributor,
Senior Vice President and      Inc.,  Centennial  Asset  Management  Corporation
Chief Compliance Officer       and Shareholder  Services,  Inc.  Formerly (until
                               March 2004) Vice  President of  OppenheimerFunds,
                               Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nancy Vann,                    Formerly  Assistant  General  Counsel  at Reserve
Vice President and Assistant   Management  Company,   Inc.  (April  to  December
Counsel                        2004);  attorney  at Sidley  Austin  Brown & Wood
                               LLP (October 1997 - April 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rene Vecka,                    Formerly Vice President of Shareholder  Services,
Assistant Vice President,      Inc. (September 2000-July 2003).
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Vice President of  OppenheimerFunds  Distributor,
Assistant Vice President       Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Walsh,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adam Weiner,                   Formerly a Vice  President at AIG Trading  (March
Assistant Vice President       2003-May  2004)  prior to which he was a Managing
                               Director at ING Barings  (December  1999-February
                               2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and of Centennial  Asset  Management
                               Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc; Senior Vice President
                               (Managing    Director   of   the    International
                               Division) of OFI Institutional  Asset Management,
                               Inc.;   Director   of   OppenheimerFunds   (Asia)
                               Limited.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annabel Whiting,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              None
Senior Vice President and
Senior Investment Officer,
Director of Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President,  Chief Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President and      Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,
                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of Centennial  Asset
                               Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer and   Institutional Asset Management,  Inc. (since June
Director                       2003)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General Counsel and Director of  OppenheimerFunds
Executive Vice President and   Distributor,  Inc.; General Counsel of Centennial
General Counsel                Asset   Management   Corporation;   Senior   Vice
                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,  Inc.  and OFI Trust  Company;  Vice
                               President    and    Director    of    Oppenheimer
                               Partnership   Holdings,    Inc.;   Director   and
                               Assistant  Secretary  of  OppenheimerFunds   plc;
                               Secretary  and  General  Counsel  of  Oppenheimer
                               Acquisition   Corp.;   Director   and   Assistant
                               Secretary   of   OppenheimerFunds   International
                               Ltd.;   Director   of   Oppenheimer   Real  Asset
                               Management,   Inc.  and  OppenheimerFunds  (Asia)
                               Limited);   Vice  President  of  OppenheimerFunds
                               Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior  Vice  President  (since  April  1999)  of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer
International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
     Principal Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust

Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA

Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional Asset Management,  Inc. and Oppenheimer Trust Company is 2 World
Financial  Center,  225  Liberty  Street,  11th  Floor,  New  York,  New  York
10281-1008.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described  in Part A and B of this  Registration
Statement  and listed in Item 26(b)  above  (except  Oppenheimer  Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual  Institutional
Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julian C. Curry(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan Drier(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hillary Eigen                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Fishel                     Vice President            None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James E. Gunther(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Healy(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Hennessey                 Vice President            None
10206 Emerald Woods Avenue
Orlando, FL 32836
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Suzanne Heske                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Humble                   Vice President            None
419 Phillips Avenue
len Ellyn, IL 60137
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen Ilnitzki(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthurLoop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric J. Liberman(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Loncar(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Montana W. Low                  Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Lyman                     Vice President            None
3930 Swenson St. #502
Las Vegas, NV 89119
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
126 Bernard Street
San Francisco, CA 94109
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Medina(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja(2)                    Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford Norford                Vice President            None
4607 Timberglen Rd.
Dallas, TX 75287
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Rath                    Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Schories(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles F. Scully               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Spensley(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barrie L. Tiedemann(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Vandehey(1)                Vice President            Vice President and
                                                          Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rachel Walkey                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cynthia Walloga                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chris Werner(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 25th day of April, 2005.

                              ROCHESTER PORTFOLIO SERIES
                              LIMITED TERM NEW YORK MUNICIPAL FUND

                              By:  /s/ John V. Murphy*
                              -------------------------------------------
                              John V. Murphy, President

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ Thomas W. Courtney*      Chairman of the             April 25, 2005
------------------------------                           Board of Trustees
Thomas W. Courtney

/s/ John V. Murphy*          President & Principal
------------------------------                           Executive Officer
April 25, 2005
John V. Murphy

/s/ Brian W. Wixted*         Treasurer and Chief
--------------------------   Financial and               April 25, 2005
Brian W. Wixted              Accounting Officer

/s/ John Cannon*
---------------------        Trustee                     April 25, 2005
John Cannon

/s/ Paul Y. Clinton*         Trustee                     April 25, 2005
-----------------------
Paul Y. Clinton

/s/ Robert G. Galli*
------------------------     Trustee                     April 25, 2005
Robert G. Galli

/s/ Lacy B. Herrmann*        Trustee                     April 25, 2005
---------------------------
Lacy B. Herrmann

/s/ Brian Wruble*            Trustee                     April 25, 2005
---------------------
Brian Wruble

*By: /s/ Mitchell J. Lindauer
-----------------------------------------
Mitchell J. Lindauer, Attorney-in-Fact

                         ROCHESTER PORTFOLIO SERIES -
                     LIMITED TERM NEW YORK MUNICIPAL FUND

                        Registration Statement No. 20

                                EXHIBIT INDEX

Exhibit No.             Description
-----------             -----------

    23(j)         Independent Registered Public Accounting Firm's Consent

    23(m)(iii)          Amended and Restated Service Plan and Agreement for
Class C shares

355_PartC-485a(Feb05).doc